GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 50.0%
Aerospace & Defense – 1.1%
BAE Systems Holdings, Inc.(a)(b)
$1,503,000	3.850%		12/15/25	$ 1,489,202
General Electric Co.(c) (3 mo. USD Term SOFR + 0.642%)
1,249,000	5.196		05/05/26	1,249,637
RTX Corp.(a)
3,040,000	5.750		11/08/26	3,094,538
TransDigm, Inc.(a)
790,000	5.500		11/15/27	777,502

				6,610,879

Automotive – 2.5%
Dana Financing Luxembourg SARL(a)(b)
703,000	5.750		04/15/25	701,123
General Motors Financial Co., Inc.
5,415,000	3.800		04/07/25	5,397,022
1,489,000	4.300	(a)	07/13/25	1,483,833
(Secured Overnight Financing Rate + 1.050%)
1,250,000	5.687	(c)	07/15/27	1,251,400
Goodyear Tire & Rubber Co.(a)
831,000	9.500		05/31/25	835,629
Hyundai Capital America(b)
980,000	5.800		06/26/25	983,596
Volkswagen Group of America Finance LLC(b)
2,775,000	3.950		06/06/25	2,760,931
1,500,000	5.800		09/12/25	1,508,970

				14,922,504

Banks – 14.9%
Banco Santander SA
3,400,000	5.147		08/18/25	3,406,256
Bank of America Corp.
2,500,000	4.000		01/22/25	2,498,675
Bank of Montreal(a)
4,440,000	4.700		09/14/27	4,436,848
Bank of New York Mellon Corp.(a)(c) (Secured Overnight Financing Rate + 1.026%)
1,910,000	4.947		04/26/27	1,917,545
Bank of Nova Scotia
945,000	3.450		04/11/25	941,494
Banque Federative du Credit Mutuel SA(b)
4,045,000	4.935		01/26/26	4,053,697
BNP Paribas SA(a)(b)(c) (Secured Overnight Financing Rate + 1.228%)
4,345,000	2.591		01/20/28	4,129,140
Canadian Imperial Bank of Commerce
2,980,000	5.615		07/17/26	3,019,515
(Secured Overnight Financing Rate + 0.930%)
1,265,000	4.508	(a)(c)	09/11/27	1,258,903
800,000	5.353	(a)(c)	09/11/27	802,960
(Secured Overnight Financing Rate + 0.940%)
2,456,000	5.338	(c)	06/28/27	2,469,680
Citibank NA(a)(c) (Secured Overnight Financing Rate + 0.712%)
1,344,000	4.876		11/19/27	1,344,484

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citigroup, Inc.(a)(c) (Secured Overnight Financing Rate + 1.546%)
$4,460,000	5.610%		09/29/26	$ 4,482,880
Citizens Bank NA(a)
900,000	2.250		04/28/25	891,837
Deutsche Bank AG
2,105,000	4.162		05/13/25	2,099,169
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 1.430%)
1,320,000	2.999		03/10/26	1,314,443
JPMorgan Chase & Co.(a)(c) (Secured Overnight Financing Rate + 1.190%)
2,630,000	5.040		01/23/28	2,638,600
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.920%)
985,000	5.405		07/02/27	990,890
Manufacturers & Traders Trust Co.(a)
3,955,000	4.650		01/27/26	3,945,310
Morgan Stanley(a)(c)
(Secured Overnight Financing Rate + 1.295%)
952,000	5.050		01/28/27	954,942
(Secured Overnight Financing Rate + 1.669%)
1,590,000	4.679		07/17/26	1,588,156
PNC Financial Services Group, Inc.(a)(c) (Secured Overnight Financing Rate + 1.322%)
1,810,000	5.812		06/12/26	1,817,023
Royal Bank of Canada
3,111,000	4.950		04/25/25	3,111,436
Societe Generale SA(b)
4,885,000	4.351		06/13/25	4,868,293
(1 yr. CMT + 1.050%)
2,175,000	2.226	(a)(c)	01/21/26	2,171,041
(Secured Overnight Financing Rate + 1.100%)
2,034,000	5.578	(c)	02/19/27	2,033,837
Standard Chartered Bank(c) (Secured Overnight Financing Rate + 0.650%)
2,157,000	5.318		10/08/26	2,157,647
Sumitomo Mitsui Financial Group, Inc.
725,000	0.948		01/12/26	697,682
2,552,000	2.632		07/14/26	2,474,368
Sumitomo Mitsui Trust Bank Ltd.(b)
2,680,000	5.200		03/07/27	2,703,584
(Secured Overnight Financing Rate + 0.980%)
2,594,000	5.482	(c)	09/10/27	2,616,905
Toronto-Dominion Bank
520,000	3.766		06/06/25	518,029
1,810,000	4.693		09/15/27	1,805,566
UBS AG
1,605,000	7.950		01/09/25	1,605,963
4,995,000	3.700		02/21/25	4,985,659
UBS Group AG(b)
1,036,000	4.125		09/24/25	1,030,830
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.012%)
719,000	2.164		02/11/26	716,785

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.560%)
$2,390,000	4.540%	08/15/26	$ 2,384,838
Westpac New Zealand Ltd. (b)
1,175,000	4.902	02/15/28	1,171,087

			88,055,997

Biotechnology – 0.8%
Amgen, Inc.
4,900,000	5.250	03/02/25	4,901,715

Building Materials(a)(b) – 0.1%
Standard Industries, Inc.
805,000	4.750	01/15/28	771,866

Commercial Services(a) – 0.9%
Brink’s Co.(b)
385,000	6.500	06/15/29	389,077
Global Payments, Inc.
525,000	1.200	03/01/26	503,165
Quanta Services, Inc.
4,414,000	4.750	08/09/27	4,406,585

			5,298,827

Diversified Financial Services – 5.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
709,000	6.500	07/15/25	714,091
1,209,000	2.450	10/29/26	1,157,726
Air Lease Corp.(a)
3,177,000	2.300	02/01/25	3,169,788
764,000	3.375	07/01/25	758,071
American Express Co.(a)(c)
(Secured Overnight Financing Rate + 0.999%)
2,965,000	4.990	05/01/26	2,966,097
(Secured Overnight Financing Rate + 1.350%)
2,282,000	5.903	10/30/26	2,297,746
Aviation Capital Group LLC(a)(b)
550,000	1.950	01/30/26	532,356
Avolon Holdings Funding Ltd.(a)(b)
675,000	2.875	02/15/25	672,826
Charles Schwab Corp.(a)
736,000	3.850	05/21/25	733,608
Citigroup Global Markets Holdings, Inc.(a)
2,864,000	4.800	12/19/25	2,865,547
Macquarie Airfinance Holdings Ltd.(a)(b)
110,000	6.400	03/26/29	113,271
Merrill Lynch BV(b)(c) (Secured Overnight Financing Rate + 0.450%)
3,500,000	5.028	04/30/25	3,507,942
Nasdaq, Inc.
4,000,000	5.650	06/28/25	4,015,280
Nomura Holdings, Inc.
1,390,000	5.099	07/03/25	1,390,723
Synchrony Financial(a)
3,085,000	4.875	06/13/25	3,080,157

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
United Wholesale Mortgage LLC(a)(b)
$1,460,000	5.500%		11/15/25	$ 1,453,065

				29,428,294

Electrical – 3.4%
Avangrid, Inc.(a)
650,000	3.200		04/15/25	646,549
Berkshire Hathaway Energy Co.(a)
650,000	4.050		04/15/25	648,550
CenterPoint Energy, Inc.
2,165,000	5.250		08/10/26	2,181,411
Dominion Energy, Inc.(a)
2,025,000	1.450		04/15/26	1,942,198
DTE Energy Co.(a)
575,000	1.050		06/01/25	566,019
Enel Finance International NV(a)(b)
2,575,000	1.625		07/12/26	2,452,584
FirstEnergy Corp.(a)
400,000	2.050		03/01/25	397,600
NextEra Energy Capital Holdings, Inc.
1,960,000	6.051		03/01/25	1,963,410
2,370,000	4.450		06/20/25	2,365,663
2,630,000	4.625	(a)	07/15/27	2,626,292
Public Service Enterprise Group, Inc.(a)
675,000	0.800		08/15/25	658,476
Southern Power Co.(a)
500,000	0.900		01/15/26	480,195
Xcel Energy, Inc.(a)
3,325,000	1.750		03/15/27	3,112,632

				20,041,579

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
620,000	6.375		03/15/29	627,285

Entertainment(a)(b) – 0.1%
Six Flags Theme Parks, Inc.
334,000	7.000		07/01/25	334,210

Environmental(a) – 1.2%
GFL Environmental, Inc.(b)
1,415,000	3.750		08/01/25	1,400,694
Veralto Corp.
1,273,000	5.500		09/18/26	1,288,047
Waste Management, Inc.
625,000	0.750		11/15/25	605,000
4,050,000	4.500		03/15/28	4,027,442

				7,321,183

Food & Drug Retailing – 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/
Albertsons LLC(a)(b)
1,430,000	3.250		03/15/26	1,394,464
Campbell’s Co.
1,580,000	5.200		03/19/27	1,594,994

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing – (continued)
General Mills, Inc.(a)
$2,550,000	4.700%	01/30/27	$ 2,549,133
J.M. Smucker Co.(a)
813,000	5.900	11/15/28	842,301
Mondelez International Holdings Netherlands BV(b)
3,250,000	4.250	09/15/25	3,240,705
Mondelez International, Inc.(a)
525,000	1.500	05/04/25	519,073

			10,140,670

Gas(a) – 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
1,290,000	5.875	08/20/26	1,245,817
East Ohio Gas Co.(b)
250,000	1.300	06/15/25	245,495
NiSource, Inc.
1,025,000	0.950	08/15/25	1,000,421

			2,491,733

Healthcare Providers & Services – 1.7%
HCA, Inc.(a)
1,500,000	5.625	09/01/28	1,519,275
PeaceHealth Obligated Group(a)
17,000	1.375	11/15/25	16,473
Thermo Fisher Scientific, Inc.(a)
2,760,000	5.000	12/05/26	2,785,199
UPMC
5,550,000	3.600	04/03/25	5,532,448

			9,853,395

Insurance(b) – 0.7%
Athene Global Funding
375,000	2.500	01/14/25	374,678
106,000	1.450	01/08/26	102,430
Corebridge Global Funding(c) (Secured Overnight Financing Rate + 1.300%)
2,621,000	5.698	09/25/26	2,646,764
Equitable Financial Life Global Funding
700,000	1.400	07/07/25	688,177
Great-West Lifeco U.S. Finance 2020 LP(a)
425,000	0.904	08/12/25	414,638

			4,226,687

Internet(a)(b) – 0.4%
Prosus NV
2,260,000	3.257	01/19/27	2,155,475

Iron/Steel – 0.3%
Nucor Corp.
730,000	3.950	05/23/25	726,752
Steel Dynamics, Inc.(a)
1,240,000	2.400	06/15/25	1,225,281

			1,952,033

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Leisure Time(a)(b) – 0.2%
Carnival Corp.
$905,000	5.750%	03/01/27	$ 902,023

Lodging(a) – 0.3%
Marriott International, Inc.
1,530,000	5.450	09/15/26	1,549,477

Machinery-Diversified(a) – 1.4%
Ingersoll Rand, Inc.
5,220,000	5.197	06/15/27	5,279,665
Otis Worldwide Corp.
3,255,000	2.056	04/05/25	3,230,685

			8,510,350

Mining(a)(b) – 0.1%
Glencore Funding LLC
675,000	1.625	09/01/25	660,575

Miscellaneous Manufacturing(a) – 0.2%
Amsted Industries, Inc.(b)
522,000	5.625	07/01/27	516,984
Hillenbrand, Inc.
484,000	6.250	02/15/29	484,203

			1,001,187

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
463,000	5.000	08/15/25	460,486

Oil Field Services – 1.7%
Canadian Natural Resources Ltd.(a)
825,000	2.050	07/15/25	812,435
Pioneer Natural Resources Co.
2,825,000	5.100	03/29/26	2,843,673
QatarEnergy(a)(b)
2,520,000	1.375	09/12/26	2,374,596
SA Global Sukuk Ltd.(a)
2,520,000	1.602	06/17/26	2,397,150
Sunoco LP(a)(b)
750,000	7.000	05/01/29	769,650
Sunoco LP/Sunoco Finance Corp.(a)(b)
760,000	7.000	09/15/28	777,085

			9,974,589

Packaging(a) – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
557,000	6.000	06/15/27	552,527
Berry Global, Inc.
550,000	1.570	01/15/26	530,794

			1,083,321

Pharmaceuticals – 3.0%
AbbVie, Inc.(a)
7,400,000	4.800	03/15/27	7,443,216
Cardinal Health, Inc.
4,792,000	4.700	11/15/26	4,785,675

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Health Corp.(a)
$4,015,000	5.000%	02/20/26	$ 4,011,868
PRA Health Sciences, Inc.(a)(b)
1,435,000	2.875	07/15/26	1,380,743

			17,621,502

Pipelines(a) – 1.4%
Hess Midstream Operations LP(b)
300,000	6.500	06/01/29	303,468
Kinetik Holdings LP(b)
705,000	6.625	12/15/28	720,242
NuStar Logistics LP
285,000	5.750	10/01/25	284,806
1,360,000	6.000	06/01/26	1,360,857
ONEOK, Inc.
2,645,000	4.250	09/24/27	2,606,991
Williams Cos., Inc.
3,090,000	5.300	08/15/28	3,119,386

			8,395,750

Real Estate Investment Trust – 0.7%
Crown Castle, Inc.(a)
700,000	1.350	07/15/25	686,742
VICI Properties LP
3,715,000	4.375	05/15/25	3,704,672

			4,391,414

Retailing(a) – 1.3%
1011778 BC ULC/New Red Finance, Inc.(b)
1,130,000	6.125	06/15/29	1,134,012
7-Eleven, Inc.(b)
400,000	0.950	02/10/26	382,668
Genuine Parts Co.
1,375,000	1.750	02/01/25	1,371,123
Murphy Oil USA, Inc.
1,535,000	5.625	05/01/27	1,521,323
O’Reilly Automotive, Inc.
1,965,000	5.750	11/20/26	1,998,994
Penske Automotive Group, Inc.
1,515,000	3.500	09/01/25	1,493,820

			7,901,940

Semiconductors(a) – 1.3%
Broadcom, Inc.
5,210,000	5.050	07/12/27	5,260,589
Intel Corp.
2,300,000	4.875	02/10/28	2,287,534
NXP BV/NXP Funding LLC/NXP USA, Inc.
275,000	2.700	05/01/25	272,866

			7,820,989

Software – 0.8%
Cadence Design Systems, Inc.
520,000	4.200	09/10/27	514,051

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Fidelity National Information Services, Inc.(a)
$1,050,000	1.150%	03/01/26	$ 1,007,150
Oracle Corp.
1,400,000	2.500 (a)	04/01/25	1,391,390
1,900,000	5.800	11/10/25	1,918,221

			4,830,812

Telecommunication Services(a) – 1.7%
T-Mobile USA, Inc.
8,800,000	3.500	04/15/25	8,761,104
1,550,000	3.750	04/15/27	1,514,304

			10,275,408

Trucking & Leasing(a)(b) – 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,025,000	1.200	11/15/25	992,302
705,000	5.350	01/12/27	709,921

			1,702,223

TOTAL CORPORATE OBLIGATIONS (Cost $296,828,447)			$296,216,378

Asset-Backed Securities(a) – 17.1%
Automotive – 3.8%
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
$800,000	5.630%	10/15/26	$ 801,627
Ford Credit Auto Owner Trust Series 2020-1, Class A(b)
6,835,000	2.040	08/15/31	6,814,658
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class A
3,200,000	1.060	09/15/27	3,123,034
Hyundai Auto Lease Securitization Trust Series 2024-B, Class A3(b)
2,100,000	5.410	05/17/27	2,124,520
Hyundai Auto Receivables Trust Series 2022-C, Class A3
2,330,521	5.390	06/15/27	2,342,167
Hyundai Auto Receivables Trust Series 2024-B, Class A3
325,000	4.840	03/15/29	326,931
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
1,550,000	6.130	09/21/26	1,561,251
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
641,173	0.710	04/15/26	636,557
Toyota Auto Receivables Owner Trust Series 2022-D, Class A3
1,870,403	5.300	09/15/27	1,881,308
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
2,650,000	4.650	11/22/27	2,654,068

			22,266,121

Collateralized Loan Obligations(c) – 8.7%
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(b) (3mo. USD Term SOFR + 1.462%)
1,300,000	6.079	07/20/34	1,302,820

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(c) – (continued)
Anchorage Capital CLO 18 Ltd. Series 2021-18A, Class A1(b) (3mo. USD Term SOFR + 1.412%)
	$4,000,000	6.068%	04/15/34	$ 4,007,996
Bain Capital Credit CLO Ltd. Series 2021-7A, Class A1(b) (3 mo. USD Term SOFR + 1.402%)
	5,000,000	6.033	01/22/35	5,005,960
BSPDF Issuer Ltd. Series 2021-FL1, Class A(b) (1 mo. USD Term SOFR + 1.314%)
	227,334	5.712	10/15/36	224,987
CarVal CLO XI C Ltd. Series 2024-3A, Class A1(b) (3 mo. USD Term SOFR + 1.390%)
	1,500,000	5.961	10/20/37	1,507,271
CBAM Ltd. Series 2017-2A, Class AR(b) (3 mo. USD Term SOFR + 1.452%)
	5,000,000	6.099	07/17/34	5,007,175
Cedar Funding VII CLO Ltd. Series 2018-7A, Class AR(b) (3 mo. USD Term SOFR + 1.080%)
	2,549,764	5.697	01/20/31	2,551,592
Clover CLO LLC Series 2021-1A, Class A(b) (3 mo. USD Term SOFR + 1.362%)
	2,100,000	5.993	04/22/34	2,105,775
Dunedin Park CLO DAC Series 1X, Class AR (3 mo. EUR EURIBOR + 0.980%)
EUR	1,900,000	3.984	11/20/34	1,961,582
Madison Park Funding XXX Ltd. Series 2018-30A, Class A1R(b) (3 mo. USD Term SOFR + 1.360%)
	$2,750,000	6.007	07/16/37	2,754,125
Madison Park Funding XXXVII Ltd. Series 2019-37A, Class AR2(b) (3 mo. USD Term SOFR + 1.530%)
	1,000,000	6.186	04/15/37	1,007,836
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b) (3 mo. USD Term SOFR + 1.460%)
	1,575,000	6.116	04/15/34	1,579,878
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(b) (3 mo. USD Term SOFR + 1.362%)
	4,805,436	5.883	05/20/32	4,811,669
OCP CLO Ltd. Series 2014-5A, Class A1R(b) (3 mo. USD Term SOFR + 1.342%)
	1,013,472	5.959	04/26/31	1,014,403
Octagon 54 Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.382%)
	1,000,000	6.038	07/15/34	1,001,645
OHA Credit Funding 3 Ltd. Series 2019-3A, Class AR2(b) (3 mo. USD Term SOFR + 1.320%)
	1,500,000	5.831	01/20/38	1,511,326
Pikes Peak CLO 2 Series 2018-2A, Class ARR(b) (3 mo. USD Term SOFR + 1.220%)
	6,700,000	5.852	10/11/34	6,717,340
Trinitas CLO VI Ltd. Series 2017-6A, Class ARRR(b) (3 mo. USD Term SOFR + 1.330%)
	900,000	5.956	01/25/34	902,966
Trysail CLO Ltd. Series 2021-1A, Class A1(b) (3 mo. USD Term SOFR + 1.300%)
	1,296,330	5.917	07/20/32	1,298,263

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations(c) – (continued)
Wellfleet CLO Ltd. Series 2021-3A, Class A(b) (3 mo. USD Term SOFR + 1.452%)
	$5,000,000	6.108%	01/15/35	$ 5,002,370
Zais CLO 15 Ltd. Series 2020-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.490%)
	475,000	6.107	07/28/37	475,831

			51,752,810

Credit Card – 1.4%
Barclays Dryrock Issuance Trust Series 2022-1, Class A
	2,350,000	3.070	02/15/28	2,340,084
Citibank Credit Card Issuance Trust Series 2023-A1, Class A1
	5,990,000	5.230	12/08/27	6,031,283

				8,371,367

Student Loan(c) – 3.2%
Access Group, Inc. Series 2013-1, Class A(b) (1 mo. USD Term SOFR + 0.614%)
	210,025	5.183	02/25/36	208,645
Balboa Bay Loan Funding Ltd. Series 2023-1A, Class AR(b) (3 mo. USD Term SOFR + 1.420%)
	2,350,000	6.037	04/20/36	2,353,631
Contego CLO VII DAC Series 7X, Class A (3 mo. EUR EURIBOR + 0.930%)
EUR	2,148,425	4.068	05/14/32	2,225,445
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(b) (3 mo. USD Term SOFR + 1.830%)
	$2,100,000	6.486	01/15/37	2,113,862
ECMC Group Student Loan Trust Series 2017-1A, Class A(b) (1 mo. USD Term SOFR + 1.314%)
	1,026,975	5.883	12/27/66	1,035,517
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	1,875,000	6.152	04/18/37	1,880,503
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	379,786	6.345	07/25/45	380,579
Kentucky Higher Education Student Loan Corp. Series 2021-1, Class A1B (1 mo. USD Term SOFR + 0.894%)
	502,408	5.233	03/25/51	497,604
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3 mo. USD Term SOFR + 1.200%)
	2,232,983	5.817	01/20/32	2,235,785
Massachusetts Educational Financing Authority Series 2008-1, Class A1 (3 mo. USD Term SOFR + 1.212%)
	81,759	6.395	04/25/38	80,009
Navient Student Loan Trust Series 2017-2A, Class A(b) (1 mo. USD Term SOFR + 1.164%)
	1,523,787	5.733	12/27/66	1,530,047
Nelnet Student Loan Trust Series 2012-3A, Class A(b) (1 mo. USD Term SOFR + 0.814%)
	1,174,229	5.383	03/26/40	1,168,121
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
	1,500,000	6.147	04/20/38	1,509,652

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(c) – (continued)
PHEAA Student Loan Trust Series 2014-3A, Class A(b) (1 mo. USD Term SOFR + 0.704%)
$1,545,733	5.273%		08/25/40	$ 1,536,383
Rhode Island Student Loan Authority Series 2012-1, Class A1 (1mo. USD Term SOFR + 1.014%)
267,865	5.550		07/01/31	265,838

				19,021,621

TOTAL ASSET-BACKED SECURITIES (Cost $101,769,333)				$101,411,919

Mortgage-Backed Obligations – 5.3%
Collateralized Mortgage Obligations – 0.3%
Regular Floater(c) – 0.1%
Federal Home Loan Mortgage Corp. REMICS Series 3371, Class FA (1 mo. USD Term SOFR + 0.714%)
$238,158	5.312	%(a)	09/15/37	$ 236,707
Federal Home Loan Mortgage Corp. REMICS Series 3545, Class FA (1 mo. USD Term SOFR + 0.964%)
26,415	5.562		06/15/39	26,620
Federal Home Loan Mortgage Corp. REMICS Series 3374, Class FT (1 mo. USD Term SOFR + 0.414%)
30,798	5.012		04/15/37	29,950
Federal Home Loan Mortgage Corp. STRIPS Series 237, Class F23 (1 mo. USD Term SOFR + 0.514%)
74,801	5.112		05/15/36	74,077
Federal National Mortgage Association REMICS Series 2013-96, Class FW (1 mo. USD Term SOFR + 0.514%)
36,999	5.083		09/25/43	36,488
Federal National Mortgage Association REMICS Series 2006-72, Class XF (1 mo. USD Term SOFR + 0.614%)
115,261	5.183		08/25/36	114,094
Federal National Mortgage Association REMICS Series 2009-75, Class MF (1 mo. USD Term SOFR + 1.264%)
208,231	5.833		09/25/39	211,026
Federal National Mortgage Association REMICS Series 2008-22, Class FD (1 mo. USD Term SOFR + 0.954%)
135,267	5.523		04/25/48	135,349

				864,311

Sequential Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4248, Class LM
161,533	6.500		05/15/41	167,661

Sequential Floating Rate(a)(b)(c) – 0.2%
Federal National Mortgage Association Connecticut Avenue
Securities Trust Series 2021-R03, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
442,000	6.219		12/25/41	446,499
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
198,944	6.469		04/25/42	200,235

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(b)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue
Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
$122,772	8.469%		04/25/43	$ 132,014
Verus Securitization Trust Series 2021-8, Class A1
166,070	1.824		11/25/66	148,357

				927,105

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				1,959,077

Commercial Mortgage-Backed Securities – 4.1%
Sequential Fixed Rate(a) – 1.0%
Bank Series 2019-BN17, Class A4
$1,450,000	3.714%		04/15/52	$ 1,372,520
Bank5 Series 2024-5YR11, Class A3
1,000,000	5.893		11/15/57	1,032,257
Benchmark Mortgage Trust Series 2024-V5, Class A3
2,050,000	5.805		01/10/57	2,101,169
BMO Mortgage Trust Series 2024-5C3, Class A3
950,000	5.739		02/15/57	968,894
CSAIL Commercial Mortgage Trust Series 2015-C2, Class A4
514,000	3.504		06/15/57	511,203
CSAIL Commercial Mortgage Trust Series 2015-C1, Class A4
55,245	3.505		04/15/50	54,960

				6,041,003

Sequential Floating Rate(c) – 3.1%
Bank5 Series 2024-5YR12, Class A3
1,100,000	5.902	(a)	12/15/57	1,134,507
BBCMS Mortgage Trust Series 2023-5C23, Class A3
1,350,000	6.675	(a)	12/15/56	1,421,952
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1mo. USD Term SOFR + 1.442%)
1,798,218	5.839	(b)	02/15/39	1,806,143
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1mo. USD Term SOFR + 1.392%)
2,148,517	5.789	(b)	03/15/41	2,157,845
BX Trust Series 2021-ARIA, Class A (1 mo. USD Term SOFR +
1.014%)
1,100,000	5.411	(b)	10/15/36	1,097,024
BX Trust Series 2021-MFM1, Class A (1 mo. USD Term SOFR + 0.814%)
38,100	5.212	(b)	01/15/34	38,046
BX Trust Series 2021-BXMF, Class A (1 mo. USD Term SOFR +
0.750%)
565,618	5.147	(b)	10/15/26	562,770
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR +
1.642%)
1,200,000	6.039	(b)	02/15/41	1,201,452
ELP Commercial Mortgage Trust Series 2021-ELP, Class A (1mo. USD Term SOFR + 0.815%)
3,695,698	5.214	(b)	11/15/38	3,693,474

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(c) – (continued)
EQUS Mortgage Trust Series 2021-EQAZ, Class A (1 mo. USD Term SOFR + 1.019%)
$549,989	5.417	%(a)(b)	10/15/38	$ 548,783
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF58, Class A (1 mo. USD Term SOFR + 0.614%)
510,447	5.280	(a)	01/25/26	510,258
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF60, Class A (1 mo. USD Term SOFR + 0.604%)
263,942	5.270	(a)	02/25/26	263,521
JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A
1,575,000	2.854	(b)	09/06/38	1,514,240
ONE Mortgage Trust Series 2021-PARK, Class A (1 mo. USD Term SOFR + 0.814%)
919,000	5.212	(b)	03/15/36	908,538
STWD Trust Series 2021-FLWR, Class A (1 mo. USD Term SOFR + 0.691%)
1,300,000	5.088	(b)	07/15/36	1,296,031

				18,154,584

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 24,195,587

Federal Agencies – 0.9%
Government National Mortgage Association – 0.0%
$286	7.000%		04/15/26	$ 286

Uniform Mortgage-Backed Security – 0.9%
4,784,760	6.500		06/01/54	4,921,653

TOTAL FEDERAL AGENCIES				$ 4,921,939

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $31,011,333)				$ 31,076,603

Sovereign Debt Obligations – 0.4%
United States Dollar – 0.4%
Saudi Government International Bonds
$2,320,000	3.250%		10/26/26	$ 2,253,010
(Cost $2,382,651)

Municipal Debt Obligations – 0.3%
California – 0.1%
Los Angeles Unified School District CA GO Bonds Taxable Series QRR
$685,000	4.850%		01/01/25	$ 685,000

Rhode Island(a)(c) – 0.0%
Rhode Island Student Loan Authority RB Taxable Series 2014-1 (1 mo. USD Term SOFR + 0.700%)
5,425	5.497		10/02/28	5,424

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – (continued)
Texas(a) – 0.2%
San Antonio GO Bonds Taxable Series 2023
$1,330,000	5.635%	02/01/26	$ 1,330,834

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $2,021,231)			$ 2,021,258

U.S. Treasury Obligations – 9.2%
U.S. Treasury Bills(d)
$8,368,600	0.000%	01/28/25	$ 8,343,155
533,600	0.000	01/30/25	531,845
17,235,500	0.000	02/06/25	17,164,875
630,400	0.000	02/11/25	627,458
138,700	0.000	02/13/25	138,016
251,200	0.000	02/18/25	249,822
4,017,200	0.000	03/18/25	3,982,345
574,300	0.000	04/03/25	568,174
2,297,300	0.000	04/15/25	2,269,857
955,400	0.000	04/29/25	942,414
7,500,000	0.000	05/15/25	7,385,195
U.S. Treasury Floating Rate Notes(c) (3 mo. Treasury money market yield + 0.200%)
11,913,000	4.476	01/31/25	11,913,813

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,096,331)			$54,116,969

Shares	Dividend Rate	Value

Investment Company(e) – 3.3%
Goldman Sachs Financial Square Government Fund — Institutional Shares
19,751,454	4.392%	$ 19,751,454
(Cost $19,751,454)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS – 85.6% (Cost $507,860,780)		$506,847,591

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – 12.0%
Certificates of Deposit – 3.2%
Kookmin Bank(c) (Secured Overnight Financing Rate + 0.600%)
$4,208,000	5.060%	03/20/25	$ 4,211,365
Lloyds Bank Corporate Markets PLC(c) (Secured Overnight Financing Rate + 0.270%)
2,934,000	4.730	08/18/25	2,934,272
Macquarie Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.400%)
2,151,000	4.710	06/24/25	2,152,222
National Bank of Kuwait
5,893,000	4.860	05/16/25	5,894,539

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
(Secured Overnight Financing Rate + 0.630%)
$3,500,000	5.090	%(c)	12/12/25	$ 3,499,993

				18,692,391

Commercial Paper(d) – 8.8%
American Electric Power Co., Inc.(b)
2,971,000	0.000		06/27/25	2,903,700
Ascension Health Alliance
401,000	0.000		01/28/25	399,580
Bank of Nova Scotia(b)
6,014,000	0.000		01/22/25	5,997,905
Canadian Imperial Bank of Commerce(b)
6,421,000	0.000		01/23/25	6,403,117
CommonSpirit Health
1,307,000	0.000		02/12/25	1,298,981
1,253,000	0.000		02/20/25	1,243,800
1,320,000	0.000		03/05/25	1,307,716
Duke Energy Corp.(b)
3,247,000	0.000		01/03/25	3,245,803
3,000,000	0.000		01/14/25	2,994,796
eBay, Inc.(b)
1,358,000	0.000		01/30/25	1,352,828
Entergy Corp.(b)
2,982,000	0.000		02/20/25	2,962,732
General Motors Financial Co., Inc.(b)
809,000	0.000		02/03/25	805,465
648,000	0.000		03/10/25	642,225
Intesa Sanpaolo Funding LLC
2,489,000	0.000		01/09/25	2,486,053
2,690,000	0.000		04/04/25	2,655,953
Penske Truck Leasing Co. LP
2,779,000	0.000		05/27/25	2,725,786
Societe Generale SA(b)
6,412,000	0.000		03/03/25	6,362,787

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(d) – (continued)
TELUS Corp.(b)
$1,168,000	0.000%	04/14/25	$ 1,152,479
3,260,000	0.000	06/06/25	3,194,667
Volkswagen Financial Services(b)
2,000,000	0.000	01/09/25	1,997,756

			52,134,129

TOTAL SHORT-TERM INVESTMENTS (Cost $70,815,088)			$ 70,826,520

TOTAL INVESTMENTS – 97.6% (Cost $578,675,868)			$577,674,111

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%			14,260,455

NET ASSETS – 100.0%			$591,934,566

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

BNP Paribas SA	USD	4,402,526	EUR	4,058,657	01/16/25	$195,623

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	779	03/31/25	$160,169,704	$(7,782)

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
5 Year U.S. Treasury Notes	(237)	03/31/25	$(25,194,211)	$187,965

TOTAL FUTURES CONTRACTS				$180,183

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M SOFR(b)	3.250%(b)	03/19/26	$92,940	$(759,413)	$(834,235)	$74,822
3.000%(c)	12M SOFR(c)	03/19/28	46,180	1,336,098	1,206,254	129,844
3.695(b)	12M SOFR(c)	05/31/29	9,500	120,221	11,697	108,524

TOTAL				$696,906	$383,716	$313,190

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.

Currency Abbreviations:
EUR	— Euro
USD	— U.S. Dollar

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
GO	— General Obligation
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 66.7%
Collateralized Mortgage Obligations – 2.8%
Sequential Fixed Rate – 1.4%
Arroyo Mortgage Trust Series 2022-1, Class A1A
$162,418	2.495	%(a)(b)(c)	12/25/56	$ 153,028
Federal Home Loan Mortgage Corp. REMICS Series 2329, Class ZA
73,032	6.500		06/15/31	74,855
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
33,690	6.500		02/15/36	34,899
Federal National Mortgage Association REMICS Series 2011-99, Class DB
169,326	5.000		10/25/41	168,160
Federal National Mortgage Association REMICS Series 2012- 111, Class B
25,186	7.000		10/25/42	26,644
Federal National Mortgage Association REMICS Series 2012- 153, Class B
107,093	7.000		07/25/42	114,188
Federal National Mortgage Association REMICS Series 2011-52, Class GB
181,503	5.000		06/25/41	180,408
Government National Mortgage Association REMICS Series 2021-135, Class A
1,158,880	2.000	(a)	08/20/51	918,393

				1,670,575

Sequential Floating Rate(a)(d) – 1.4%
Angel Oak Mortgage Trust Series 2021-6, Class A1
327	1.458	(b)	09/25/66	270
Angel Oak Mortgage Trust Series 2020-3, Class M1
150,000	3.809	(b)	04/25/65	137,924
CSMC Trust Series 2022-NQM1, Class A1
1,535	2.265	(b)	11/25/66	1,354
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
473,019	2.520	(b)	05/25/52	400,017
JP Morgan Mortgage Trust Series 2024-VIS1, Class A1
224,962	5.990	(b)	07/25/64	226,151
JP Morgan Mortgage Trust Series 2024-3, Class A4
362,528	3.000	(b)	05/25/54	321,166
JP Morgan Mortgage Trust Series 2024-4, Class A5A
125,000	6.000	(b)	10/25/54	124,374
JP Morgan Mortgage Trust Series 2024-5, Class A6
133,082	6.000	(b)	11/25/54	133,547
Merrill Lynch Mortgage Investors Trust Series 2004-E, Class A2B (6 mo. USD Term SOFR + 1.148%)
24,573	5.482		11/25/29	23,726
OBX Trust Series 2022-J2, Class A1
215,584	3.500	(b)	08/25/52	187,441
Verus Securitization Trust Series 2021-8, Class A1
63,534	1.824	(b)	11/25/66	56,758

				1,612,728

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				3,283,303

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities – 7.8%
Regular Floater(b)(d) – 0.5%
BFLD Commercial Mortgage Trust Series 2024-UNIV, Class A (1 mo. USD Term SOFR + 1.493%)
$450,000	5.890%		11/15/41	$ 449,974
WCORE Commercial Mortgage Trust Series 2024-CORE, Class A (1 mo. USD Term SOFR + 1.492%)
150,000	5.889		11/15/41	150,105

				600,079

Sequential Fixed Rate – 3.6%
Bank Series 2019-BN24, Class A3
600,000	2.960	(a)	11/15/62	541,838
Bank Series 2020-BN29, Class A4
600,000	1.997	(a)	11/15/53	493,758
Bank Series 2024-BNK47, Class A5
200,000	5.716	(a)	06/15/57	206,515
Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3, Class A4
150,000	3.574	(a)	02/15/50	145,626
Bank5 Series 2024-5YR10, Class A3
200,000	5.302	(a)	10/15/57	201,118
Bank5 Series 2024-5YR11, Class A3
200,000	5.893	(a)	11/15/57	206,451
BBCMS Mortgage Trust Series 2024-C24, Class A5
175,000	5.419	(a)	02/15/57	176,299
BBCMS Mortgage Trust Series 2024-C24, Class AS
125,000	5.867	(a)	02/15/57	127,980
BMO Mortgage Trust Series 2023-C7, Class A5
300,000	6.160	(a)	12/15/56	317,729
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
125,000	3.024	(b)	01/05/39	115,201
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
250,000	2.574	(a)	10/15/54	211,557
One Bryant Park Trust Series 2019-OBP, Class A
230,000	2.516	(b)	09/15/54	202,016
ROCK Trust Series 2024-CNTR, Class A
450,000	5.388	(b)	11/13/41	448,904
Wells Fargo Commercial Mortgage Trust Series 2021-C59, Class A5
500,000	2.626	(a)	04/15/54	425,552
Wells Fargo Commercial Mortgage Trust Series 2024-C63, Class A5
300,000	5.309	(a)	08/15/57	301,117

				4,121,661

Sequential Floating Rate(d) – 3.7%
Bank Series 2021-BN37, Class A5
600,000	2.618	(a)	11/15/64	507,996
Bank Series 2021-BN31, Class AS
250,000	2.211	(a)	02/15/54	206,004
Benchmark Mortgage Trust Series 2022-B37, Class A5
100,000	5.750	(a)	11/15/55	103,667
BLP Commercial Mortgage Trust Series 2024-IND2, Class A (1mo. USD Term SOFR + 1.342%)
215,612	5.739	(b)	03/15/41	215,618
BMO Mortgage Trust Series 2023-C4, Class A5
225,000	5.117	(a)	02/15/56	222,574

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(d) – (continued)
BPR Trust Series 2024-PMDW, Class A
$150,000	5.358	%(b)	11/05/41	$ 149,767
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
203,544	5.789	(b)	03/15/41	204,427
BX Commercial Mortgage Trust Series 2024-WPT, Class A (1mo. USD Term SOFR + 1.541%)
225,000	5.938	(b)	03/15/34	224,320
BX Commercial Mortgage Trust Series 2024-VLT5, Class A
200,000	5.410	(b)	11/13/46	198,683
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
425,000	6.039	(b)	02/15/41	425,514
BX Trust Series 2024-PAT, Class A (1 mo. USD Term SOFR + 2.090%)
150,000	6.487	(b)	03/15/41	150,351
DC Trust Series 2024-HLTN, Class A
150,000	5.727	(b)	04/13/40	151,070
JP Morgan Chase Commercial Mortgage Securities Trust Series 2024-OMNI, Class A
250,000	5.797	(b)	10/05/39	253,203
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
200,000	6.014	(a)	12/15/56	210,666
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A
300,000	4.312	(b)	11/05/41	286,246
SCG Mortgage Trust Series 2024-MSP, Class A (1 mo. USD Term SOFR + 1.741%)
200,000	6.138	(b)	04/15/41	199,573
TYSN Mortgage Trust Series 2023-CRNR, Class A
280,000	6.580	(b)	12/10/33	292,527
Wells Fargo Commercial Mortgage Trust Series 2024-MGP, Class A12 (1 mo. USD Term SOFR + 1.691%)
300,000	6.088	(b)	08/15/41	299,105

				4,301,311

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 9,023,051

Federal Agencies – 56.1%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.1%
(1 yr. CMT + 2.250%)
$85,846	7.258%		09/01/33	$ 87,053

Adjustable Rate Federal National Mortgage Association – 0.4%
(RFUCC 1 yr. Treasury + 1.670%)(d)
11,860	6.170		11/01/32	12,025
102,414	6.878		10/01/33	104,203
(RFUCC 6 mo. Treasury + 1.413%)(d)
171,356	6.038		05/01/33	172,402
(1 yr. CMT + 2.164%)(d)
2,421	6.987		06/01/33	2,451
(1 yr. CMT + 2.192%)(d)
72,533	6.341		02/01/35	73,664
(RFUCC 1 yr. Treasury + 1.389%)(d)
66,725	6.889		09/01/35	67,661

				432,406

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(d)
$23	4.625%	01/20/25	$ 23
49	4.625	02/20/25	49
814	5.000	05/20/25	811
1,348	5.000	07/20/25	1,344
1,676	4.625	02/20/26	1,671
74	4.625	07/20/26	73
6,508	4.625	01/20/27	6,501
1,554	4.625	02/20/27	1,553
19,752	4.875	04/20/27	19,723
1,476	4.875	05/20/27	1,474
4,075	4.875	06/20/27	4,070
1,295	3.750	11/20/27	1,292
15	4.000	11/20/27	15
4,072	3.750	12/20/27	4,062
9,564	4.625	01/20/28	9,572
3,423	4.625	02/20/28	3,427
3,103	4.625	03/20/28	3,107
21,167	4.625	07/20/29	21,151
7,837	4.625	08/20/29	7,833
2,114	4.625	09/20/29	2,112
10,058	3.750	10/20/29	10,067
13,700	3.750	11/20/29	13,714
2,332	3.750	12/20/29	2,334
4,463	4.625	01/20/30	4,481
1,175	4.625	02/20/30	1,180
8,374	4.625	03/20/30	8,408
11,294	4.875	04/20/30	11,326
19,514	4.875	05/20/30	19,574
14,565	5.000	05/20/30	14,614
3,651	4.875	06/20/30	3,661
29,335	5.000	07/20/30	29,403
5,663	5.000	09/20/30	5,678
8,845	3.750	10/20/30	8,865
20,087	4.625	03/20/32	20,216

			243,384

Federal Home Loan Mortgage Corp. – 0.3%
8,408	6.500	07/01/28	8,461
55,073	4.500	03/01/29	54,769
5,112	5.000	08/01/33	5,124
767	5.000	09/01/33	768
1,911	5.000	10/01/33	1,916
1,170	5.000	11/01/34	1,171
44,055	5.000	12/01/34	44,108
3,033	5.000	07/01/35	3,036
2	5.000	11/01/35	2
6,549	5.000	12/01/35	6,559
12,203	5.000	02/01/37	12,170
795	5.000	03/01/38	792
29,903	5.000	07/01/39	29,905
4,792	4.000	06/01/40	4,535
1,999	5.000	08/01/40	1,997
558	4.500	11/01/40	543
32,337	4.000	02/01/41	30,601
2,012	5.000	06/01/41	2,012
63,715	5.000	07/01/41	63,213
2,922	4.000	11/01/41	2,756

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$3,531	3.000%	05/01/42	$ 3,131
4,923	3.000	08/01/42	4,366
6,590	3.000	01/01/43	5,851
28,708	3.000	02/01/43	25,471

			313,257

Federal National Mortgage Association – 0.1%
1,059	6.500	11/01/28	1,072
17,849	7.000	07/01/31	18,750
160,524	5.500	07/01/33	163,102

			182,924

Government National Mortgage Association – 19.4%
2,896	7.000	12/15/27	2,906
2,829	6.500	08/15/28	2,858
15,333	6.000	01/15/29	15,544
34,624	7.000	10/15/29	35,405
8,380	5.500	11/15/32	8,506
267,128	5.500	12/15/32	271,900
3,345	5.500	01/15/33	3,378
15,838	5.500	02/15/33	16,115
15,734	5.500	03/15/33	15,998
17,583	5.500	07/15/33	17,792
7,759	5.500	08/15/33	7,872
3,159	5.500	09/15/33	3,197
8,040	5.500	04/15/34	8,151
6,781	5.500	05/15/34	6,873
102,750	5.500	06/15/34	104,875
74,333	5.500	09/15/34	75,913
70,956	5.500	12/15/34	72,518
61,569	5.500	01/15/35	62,919
19,316	5.000	03/15/38	19,408
2,285	4.000	02/20/41	2,160
3,669	4.000	11/20/41	3,462
613	4.000	01/20/42	579
1,970	4.000	04/20/42	1,858
1,224	4.000	10/20/42	1,153
133,392	4.000	08/20/43	125,420
1,742	4.000	03/20/44	1,636
2,154	4.000	05/20/44	2,023
149,003	4.000	11/20/44	139,788
669,264	4.000	06/20/45	624,937
148,657	4.000	01/20/46	138,579
100,690	4.500	02/20/48	96,717
52,654	5.000	08/20/48	51,816
442,953	5.000	10/20/48	435,355
247,788	5.000	11/20/48	243,537
385,232	5.000	12/20/48	378,624
531,784	5.000	01/20/49	522,495
665,019	4.000	02/20/49	617,648
340,261	5.000	03/20/49	334,424
1,758,821	3.000	11/20/49	1,535,520
1,129,311	3.000	02/20/50	986,575
372,170	3.000	03/20/50	324,623
118,993	3.500	01/20/51	107,127
510,406	2.500	11/20/51	423,448
759,450	3.000	12/20/51	658,437

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$294,275	2.500%	12/20/51	$ 244,139
855,698	3.500	02/20/53	769,631
6,000,000	2.000	TBA-30yr(e)	4,791,941
4,000,000	2.500	TBA-30yr(e)	3,335,603
1,000,000	4.500	TBA-30yr(e)	944,837
3,000,000	6.000	TBA-30yr(e)	3,018,516
1,000,000	6.500	TBA-30yr(e)	1,016,641

			22,631,377

Uniform Mortgage-Backed Security – 35.6%
611	4.500	07/01/36	596
658	4.500	04/01/39	640
3,255	4.500	05/01/39	3,171
1,324	4.000	08/01/39	1,251
6,503	4.500	08/01/39	6,336
106,660	4.500	12/01/39	103,893
6,553	4.500	01/01/41	6,358
6,530	4.500	05/01/41	6,321
31,949	4.500	08/01/41	31,023
62,041	4.500	08/01/42	60,134
5,872	3.000	11/01/42	5,223
73,998	3.000	12/01/42	66,399
189,066	3.000	01/01/43	168,998
34,873	3.000	02/01/43	31,167
244,645	3.000	03/01/43	217,843
413,040	3.000	04/01/43	367,298
260,713	3.000	05/01/43	231,622
50,275	3.000	06/01/43	44,594
408,788	3.000	07/01/43	362,804
341,937	4.500	10/01/44	329,457
406,695	4.500	04/01/45	392,797
48,475	4.500	05/01/45	46,803
187,004	4.500	06/01/45	180,175
163,491	4.000	11/01/45	152,628
55,734	4.000	03/01/46	51,940
4,195	4.500	05/01/46	4,028
29,951	4.000	06/01/46	27,875
47,197	4.500	08/01/46	45,319
9,131	4.000	08/01/46	8,498
74,082	4.000	10/01/46	68,946
16,028	4.500	06/01/47	15,401
489,041	4.500	11/01/47	468,508
170,013	4.000	12/01/47	158,394
159,416	4.000	01/01/48	148,422
598,188	4.000	02/01/48	556,713
417,418	4.000	03/01/48	388,369
484,960	4.000	06/01/48	451,362
150,710	4.000	08/01/48	140,128
669,487	5.000	11/01/48	659,487
865,289	4.500	01/01/49	824,633
241,901	4.500	03/01/49	230,535
649,152	4.500	04/01/49	619,004
43,427	3.500	07/01/49	39,072
1,023,201	3.000	09/01/49	886,715
1,496,605	4.500	03/01/50	1,429,742
2,413,382	2.500	09/01/50	2,001,986
2,678,022	2.000	10/01/50	2,101,503
2,676,933	2.000	11/01/50	2,099,818

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$898,589	2.500%	11/01/50	$ 743,165
1,735,549	2.500	02/01/51	1,424,549
2,457,195	2.500	05/01/51	2,031,419
5,963	4.500	05/01/51	5,677
768,319	2.000	05/01/51	601,184
4,243,288	2.000	12/01/51	3,318,398
2,631,095	2.000	02/01/52	2,056,791
204,936	4.500	04/01/52	193,166
838,910	5.500	09/01/52	836,290
958,235	6.000	11/01/52	973,313
172,348	6.000	12/01/52	175,490
886,805	4.500	05/01/53	844,029
952,575	6.500	06/01/54	987,747
1,000,000	2.500	TBA-30yr(e)	813,281
4,000,000	3.000	TBA-30yr(e)	3,393,124
2,000,000	5.000	TBA-30yr(e)	1,928,828
3,000,000	5.500	TBA-30yr(e)	2,958,633
1,000,000	6.000	TBA-30yr(e)	1,004,453
1,000,000	6.500	TBA-30yr(e)	1,021,016

			41,554,482

TOTAL FEDERAL AGENCIES			$ 65,444,883

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $81,829,854)			$ 77,751,237

Agency Debentures – 23.7%
Sovereign – 3.8%
Federal National Mortgage Association
$4,000,000	6.625%	11/15/30	$ 4,436,320

United States Dollar – 19.9%
Federal Home Loan Banks
3,620,000	3.500	06/11/32	3,338,400
Tennessee Valley Authority
20,150,000	0.750	05/15/25	19,882,408

			23,220,808

TOTAL AGENCY DEBENTURES (Cost $28,652,484)			$ 27,657,128

Asset-Backed Securities(a)(b) – 2.4%
Automotive(c) – 0.3%
Ford Credit Auto Owner Trust Series 2024-1, Class A
$325,000	4.870%	08/15/36	$ 326,030

Collateralized Loan Obligations(d) – 0.8%
Towd Point Mortgage Trust Series 2017-4, Class A2
1,030,153	3.000	06/25/57	943,354

Student Loan(d) – 1.3%
ECMC Group Student Loan Trust Series 2018-2A, Class A (1 mo. USD Term SOFR + 0.914%)
729,879	5.483	09/25/68	720,629

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a)(b) – (continued)
Student Loan(d) – (continued)
Scholar Funding Trust Series 2013-A, Class A (1 mo. USD Term SOFR + 0.764%)
$806,394	5.313%	01/30/45	$ 801,135

			1,521,764

TOTAL ASSET-BACKED SECURITIES (Cost $2,900,723)			$ 2,791,148

Municipal Debt Obligations – 1.8%
New Jersey – 1.8%
New Jersey Economic Development Authority RB Taxable Series A
$2,000,000	7.425%	02/15/29	$ 2,115,352
(Cost $2,000,000)

U.S. Treasury Obligations – 25.0%
U.S. Treasury Bonds
$1,630,000	3.625%	02/15/44	$ 1,375,567
4,100,000	3.375	05/15/44	3,324,203
1,770,000	3.125	08/15/44	1,374,516
2,380,000	2.875	11/15/46	1,729,962
680,000	3.125	05/15/48	510,000
680,000	3.000	08/15/48	497,144
720,000	2.375	11/15/49	458,100
3,400,000	4.000	11/15/52	2,964,906
13,000	4.250	08/15/54	11,895
U.S. Treasury Inflation-Indexed Bonds
967,382	1.500	02/15/53	774,926
U.S. Treasury Notes
1,060,000	0.875	06/30/26	1,008,698
287,600	3.625	03/31/30	277,219
692,800	0.625	05/15/30	568,691
8,085,300	3.750	05/31/30	7,827,581
1,380,000	3.750	06/30/30	1,335,258
2,410,000	4.375	05/15/34	2,374,603
U.S. Treasury STRIPS Coupon(f)
1,791,200	0.000	11/15/29	1,437,015
440,000	0.000	08/15/30	339,871
440,000	0.000	11/15/30	335,311
440,000	0.000	11/15/31	318,722
440,000	0.000	08/15/33	292,908

TOTAL U.S. TREASURY OBLIGATIONS (Cost $32,707,294)			$ 29,137,096

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(g) – 0.0%
Goldman Sachs Financial Square Government Fund — Institutional Shares
4	4.392%	$ 4
(Cost $4)

TOTAL INVESTMENTS – 119.6% (Cost $148,090,359)		$139,451,965

LIABILITIES IN EXCESS OF OTHER ASSETS – (19.6)%		(22,867,903)

NET ASSETS – 100.0%		$116,584,062

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $24,226,873 which represents approximately 20.9% of net assets as of December 31, 2024.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(3,000,000)	$(2,598,733)
Government National Mortgage Association	4.000	TBA - 30yr	01/15/25	(1,000,000)	(920,228)
Government National Mortgage Association	5.000	TBA - 30yr	01/15/25	(2,000,000)	(1,939,758)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(9,000,000)	(6,991,874)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(4,000,000)	(3,759,374)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/14/25	(1,000,000)	(913,125)

(PROCEEDS RECEIVED: $(17,543,145))					$(17,123,092)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	92	03/31/25	$18,916,063	$3,141
20 Year U.S. Treasury Bonds	3	03/20/25	341,531	1,213
5 Year U.S. Treasury Notes	57	03/31/25	6,059,367	(43,564)

Total				$(39,210)

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Short position contracts:
10 Year U.S. Treasury Notes	(36)	03/20/25	$(3,915,000)	$20,584
Ultra Long U.S. Treasury Bonds	(4)	03/20/25	(475,625)	783

Total				$21,367

TOTAL FUTURES CONTRACTS				$(17,843)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(a)	4.396%(a)	03/19/25	$77,670	(b)	$8,295	$2,627	$5,668
3.490%(c)	12M SOFR(c)	05/31/27	10		232	(17)	249
3.695(c)	12M SOFR(a)	05/31/29	2,710	(b)	34,294	2,655	31,639

TOTAL					$42,821	$5,265	$37,556

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(c)	Payments made annually.

PURCHASED OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract Calls
3M IRS	MS & Co. Int. PLC	3.500%	02/24/2025	1,140,000	$1,140,000	$1,204	$4,036	$(2,832)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
RB	— Revenue Bond
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 96.2%
U.S. Treasury Inflation-Indexed Bonds
$20,625,620	1.500%	02/15/53	$ 16,522,250
23,995,142	2.125	02/15/54	22,220,814
U.S. Treasury Inflation-Indexed Notes
27,818,075	0.125	07/15/26	27,162,829
14,410,504	0.125	04/15/27	13,811,568
32,854,367	1.250	04/15/28	32,016,324
79,956,959	2.125	04/15/29	80,081,891
7,533,807	1.625	10/15/29	7,408,734
10,623,034	0.125	07/15/31	9,355,740
16,338,268	1.375	07/15/33	15,291,597
20,098,814	1.875	07/15/34	19,484,073
U.S. Treasury Notes
3,340,000	4.500	12/31/31	3,343,653

TOTAL U.S. TREASURY OBLIGATIONS (Cost $251,183,108)			$ 246,699,473

Shares	Dividend Rate	Value

Investment Company(a) – 2.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
5,217,166	4.392%	$ 5,217,166
(Cost $5,217,166)

TOTAL INVESTMENTS – 98.3% (Cost $256,400,274)		$ 251,916,639

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%		4,437,005

NET ASSETS – 100.0%		$ 256,353,644

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.S. Treasury Notes	228	03/20/25	$24,795,000	$(341,435)
2 Year U.S. Treasury Notes	45	03/31/25	9,252,422	(965)
5 Year U.S. Treasury Notes	92	03/31/25	9,780,031	(60,380)
Ultra 10-Year U.S. Treasury Notes	10	03/20/25	1,113,125	(18,687)

Total				$(421,467)

Short position contracts:
20 Year U.S. Treasury Bonds	(1)	03/20/25	(113,844)	141
Ultra Long U.S. Treasury Bonds	(138)	03/20/25	(16,409,062)	672,967

Total				$673,108

TOTAL FUTURES CONTRACTS				$251,641

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(a)	4.396%(a)	03/19/25	$164,170	(b)	$17,534	$6,448	$11,086
2.007%(a)	12M 1T CPI-U(a)	02/07/26	6,300		811,513	13	811,500
12M SOFR(c)	3.490(c)	05/31/27	10		(259)	(18)	(241)
12M 1T CPI-U(a)	2.103(a)	02/07/29	6,300		(792,259)	39	(792,298)
3.695(c)	12M SOFR(c)	05/31/29	10,530	(b)	133,255	10,417	122,838
12M SOFR(c)	3.944(c)	12/13/39	7,980	(b)	(71,836)	(27,202)	(44,634)
3.356(c)	12M SOFR(c)	12/13/54	4,010	(b)	61,096	28,745	32,351

TOTAL					$159,044	$18,442	$140,602

(a)	Payments made at maturity.
(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(c)	Payments made annually.

PURCHASED OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract Calls
3M IRS	MS & Co. Int. PLC	3.500%	02/24/2025	2,280,000	$2,280,000	$2,408	$8,071	$(5,663)

Currency Abbreviations:
USD	— U.S. Dollar

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
CPI	— Consumer Price Index
CPI U	— Consumer Price Index For All Urban Consumers
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 56.5%
Aerospace & Defense(a) – 1.7%
Boeing Co.
$5,400,000	2.600%		10/30/25	$ 5,293,188
8,071,000	2.700		02/01/27	7,694,811
7,420,000	5.150		05/01/30	7,322,798
TransDigm, Inc.
1,900,000	5.500		11/15/27	1,869,942

				22,180,739

Agriculture(a) – 0.6%
BAT International Finance PLC
8,000,000	1.668		03/25/26	7,700,000

Automotive – 1.6%
General Motors Financial Co., Inc.(a)
8,800,000	1.500		06/10/26	8,387,016
Goodyear Tire & Rubber Co.(a)
2,022,000	9.500		05/31/25	2,033,263
Volkswagen Group of America Finance LLC (b)
2,955,000	3.350		05/13/25	2,936,797
5,800,000	3.950		06/06/25	5,770,594
ZF North America Capital, Inc.(b)
900,000	4.750		04/29/25	896,031

				20,023,701

Banks – 19.9%
Banco Santander SA
1,600,000	2.746		05/28/25	1,586,384
Bank of America Corp.(a)(c)
(5 yr. CMT + 2.760%)
1,690,000	4.375		01/27/27	1,629,802
(5 yr. CMT + 3.231%)
1,595,000	6.125		04/27/27	1,607,010
(Secured Overnight Financing Rate + 1.990%)
7,000,000	6.204		11/10/28	7,247,940
(Secured Overnight Financing Rate + 2.040%)
7,000,000	4.948		07/22/28	7,013,720
Bank of New York Mellon Corp.(a)(c) (5 yr. CMT + 3.352%)
1,680,000	3.700		03/20/26	1,625,954
Barclays PLC(a)(c)
(5 yr. CMT + 5.867%)
1,640,000	6.125		12/15/25	1,638,081
(Secured Overnight Financing Rate + 1.490%)
3,115,000	5.674		03/12/28	3,151,913
(Secured Overnight Financing Rate + 2.210%)
2,445,000	5.829		05/09/27	2,470,941
(Secured Overnight Financing Rate + 2.714%)
3,600,000	2.852		05/07/26	3,572,748
BNP Paribas SA (b)
10,000,000	4.375		09/28/25	9,921,800
(Secured Overnight Financing Rate + 2.074%)
3,275,000	2.219	(a)(c)	06/09/26	3,232,589
BPCE SA(a)(b)(c) (Secured Overnight Financing Rate + 1.520%)
3,675,000	1.652		10/06/26	3,578,384
Canadian Imperial Bank of Commerce(a)(c) (Secured Overnight Financing Rate + 0.930%)
3,060,000	4.508		09/11/27	3,045,251
Citigroup, Inc.
1,800,000	4.600		03/09/26	1,795,068

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3 mo. USD Term SOFR + 4.779%)
$1,610,000	6.250	%(a)(c)	08/15/26	$ 1,612,447
(5 yr. CMT + 3.209%)
1,555,000	7.375	(a)(c)	05/15/28	1,606,906
(5 yr. CMT + 3.597%)
4,865,000	4.000	(a)(c)	12/10/25	4,739,288
(Secured Overnight Financing Rate + 1.280%)
7,000,000	3.070	(a)(c)	02/24/28	6,730,570
(Secured Overnight Financing Rate + 1.887%)
7,000,000	4.658	(a)(c)	05/24/28	6,951,490
(Secured Overnight Financing Rate + 2.842%)
885,000	3.106	(a)(c)	04/08/26	880,628
Citizens Financial Group, Inc.(a)(c) (5 yr. CMT + 5.313%)
4,165,000	5.650		10/06/25	4,137,553
Comerica, Inc.(a)(c) (5 yr. CMT + 5.291%)
2,237,000	5.625		07/01/25	2,220,290
Credit Agricole SA
5,700,000	4.375		03/17/25	5,685,351
(5 yr. USD Swap + 6.185%)
2,410,000	8.125	(a)(b)(c)	12/23/25	2,456,393
Deutsche Bank AG(a)(c)
(5 yr. USD ICE Swap + 5.003%)
1,600,000	7.500		04/30/25	1,596,064
(Secured Overnight Financing Rate + 1.594%)
3,135,000	5.706		02/08/28	3,167,855
First Horizon Corp.(a)
1,500,000	4.000		05/26/25	1,491,135
HSBC Holdings PLC(a)(c)
(Secured Overnight Financing Rate + 1.538%)
8,675,000	1.645		04/18/26	8,587,556
(Secured Overnight Financing Rate + 3.350%)
2,945,000	7.390		11/03/28	3,120,610
ING Groep NV
5,000,000	4.625	(b)	01/06/26	4,999,800
(1 yr. CMT + 1.100%)
4,750,000	1.400	(a)(b)(c)	07/01/26	4,666,542
(5 yr. USD Swap + 4.446%)
2,440,000	6.500	(a)(c)	04/16/25	2,435,925
JPMorgan Chase & Co.(a)(c)
(3 mo. USD Term SOFR + 1.585%)
22,175,000	2.005		03/13/26	22,044,611
(5 yr. CMT + 2.850%)
1,690,000	3.650		06/01/26	1,641,244
(Secured Overnight Financing Rate + 0.800%)
9,200,000	1.045		11/19/26	8,905,324
(Secured Overnight Financing Rate + 1.850%)
6,360,000	2.083		04/22/26	6,305,686
KeyBank NA
2,515,000	4.150		08/08/25	2,500,740
M&T Bank Corp.(a)(c) (5 yr. CMT + 2.679%)
3,599,000	3.500		09/01/26	3,389,502
Macquarie Group Ltd.(a)(b)(c) (Secured Overnight Financing Rate +1.069%)
2,100,000	1.340		01/12/27	2,023,392
Morgan Stanley(a)(c)
(Secured Overnight Financing Rate + 0.720%)
4,025,000	0.985		12/10/26	3,881,791

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(Secured Overnight Financing Rate + 1.215%)
$5,000,000	5.042%	07/19/30	$ 4,979,350
(Secured Overnight Financing Rate + 1.990%)
20,275,000	2.188	04/28/26	20,092,930
NatWest Group PLC(a)(c) (5 yr. USD Swap + 5.720%)
2,445,000	8.000	08/10/25	2,468,081
PNC Financial Services Group, Inc.(a)(c) (5 yr. CMT + 3.238%)
1,610,000	6.200	09/15/27	1,619,644
Societe Generale SA(a)(b)(c) (1 yr. CMT + 1.500%)
3,155,000	5.519	01/19/28	3,161,373
Truist Financial Corp. (a)(c) (5 yr. CMT + 4.605%)
3,200,000	4.950	09/01/25	3,168,096
UBS Group AG(a)(b)(c) (Secured Overnight Financing Rate + 2.044%)
9,600,000	2.193	06/05/26	9,484,224
Wells Fargo & Co.(a)(c)
(5 yr. CMT + 3.453%)
1,685,000	3.900	03/15/26	1,632,512
(5 yr. CMT + 3.606%)
1,515,000	7.625	09/15/28	1,607,173
(Secured Overnight Financing Rate + 1.510%)
7,000,000	3.526	03/24/28	6,791,890
(Secured Overnight Financing Rate + 1.560%)
9,910,000	4.540	08/15/26	9,888,594
(Secured Overnight Financing Rate + 1.980%)
7,000,000	4.808	07/25/28	6,973,260
(Secured Overnight Financing Rate + 2.000%)
7,200,000	2.188	04/30/26	7,134,264
Westpac New Zealand Ltd.(b)
2,265,000	4.902	02/15/28	2,257,458

			252,155,127

Beverages(a)(b) – 0.3%
JDE Peet’s NV
4,230,000	2.250	09/24/31	3,420,293

Building Materials(a)(b) – 0.2%
JELD-WEN, Inc.
125,000	4.875	12/15/27	118,182
Standard Industries, Inc.
1,940,000	4.750	01/15/28	1,860,150
Summit Materials LLC/Summit Materials Finance Corp.
115,000	6.500	03/15/27	115,007

			2,093,339

Chemicals(a) – 0.8%
Celanese U.S. Holdings LLC
3,665,000	6.165	07/15/27	3,721,734
International Flavors & Fragrances, Inc.(b)
5,225,000	1.230	10/01/25	5,079,849
SNF Group SACA(b)
1,650,000	3.125	03/15/27	1,556,495

			10,358,078

Commercial Services(a) – 1.3%
Brink’s Co.(b)
915,000	6.500	06/15/29	924,690

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Commercial Services(a) – (continued)
DP World Crescent Ltd.
$2,060,000	3.750%	01/30/30	$ 1,925,456
Global Payments, Inc.
3,175,000	1.200	03/01/26	3,042,952
Quanta Services, Inc.
10,660,000	4.750	08/09/27	10,642,091

			16,535,189

Computers(a) – 0.1%
NetApp, Inc.
1,300,000	1.875	06/22/25	1,280,279

Diversified Financial Services – 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
640,000	6.500	07/15/25	644,595
5,000,000	6.150	09/30/30	5,218,050
Air Lease Corp.(a)
3,954,000	2.300	02/01/25	3,945,024
1,100,000	3.375	07/01/25	1,091,464
5,175,000	1.875	08/15/26	4,934,414
Ally Financial, Inc.(a)(c) (7 yr. CMT + 3.481%)
3,740,000	4.700	05/15/28	3,260,420
American Express Co.(a)(c) (5 yr. CMT + 2.854%)
1,725,000	3.550	09/15/26	1,648,203
Aviation Capital Group LLC(a)(b)
1,725,000	1.950	01/30/26	1,669,662
Avolon Holdings Funding Ltd.(a)(b)
2,075,000	2.875	02/15/25	2,068,319
Charles Schwab Corp.(a)(c) (5 yr. CMT + 4.971%)
4,735,000	5.375	06/01/25	4,714,166
Macquarie Airfinance Holdings Ltd.(a)(b)
260,000	6.400	03/26/29	267,732
Merrill Lynch BV(b)(c) (Secured Overnight Financing Rate + 0.450%)
8,100,000	5.028	04/30/25	8,118,381
Nasdaq, Inc.
1,040,000	5.650	06/28/25	1,043,973
Nomura Holdings, Inc.
2,695,000	5.099	07/03/25	2,696,401
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(a)(b)
10,460,000	2.875	10/15/26	9,906,875
Synchrony Financial(a)
4,260,000	4.875	06/13/25	4,253,312

			55,480,991

Electrical(a) – 1.5%
Avangrid, Inc.
1,375,000	3.200	04/15/25	1,367,699
DTE Energy Co.
1,150,000	1.050	06/01/25	1,132,037
Emera, Inc.(c) (3 mo. USD LIBOR + 5.440%)
3,105,000	6.750	06/15/76	3,119,625
Enel Finance International NV(b)
7,875,000	1.625	07/12/26	7,500,622
Entergy Corp.
2,800,000	0.900	09/15/25	2,722,972

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical(a) – (continued)
Vistra Operations Co. LLC(b)
$2,965,000	5.000%	07/31/27	$ 2,908,368

			18,751,323

Electrical Components & Equipment(a)(b) – 0.1%
WESCO Distribution, Inc.
1,485,000	6.375	03/15/29	1,502,449

Energy-Alternate Sources(a)(b) – 0.0%
Greenko Dutch BV
179,000	3.850	03/29/26	173,854
Greenko Wind Projects Mauritius Ltd.
200,000	5.500	04/06/25	199,292

			373,146

Engineering & Construction(a) – 0.4%
AECOM
2,750,000	5.125	03/15/27	2,720,273
MasTec, Inc.
754,000	5.900	06/15/29	766,803
Mexico City Airport Trust
2,040,000	3.875	04/30/28	1,911,235

			5,398,311

Entertainment(a)(b) – 0.3%
Caesars Entertainment, Inc.
3,500,000	4.625	10/15/29	3,278,940
Six Flags Theme Parks, Inc.
616,000	7.000	07/01/25	616,388

			3,895,328

Environmental(a) – 2.0%
GFL Environmental, Inc.(b)
3,880,000	3.750	08/01/25	3,840,773
4,860,000	5.125	12/15/26	4,831,423
Veralto Corp.
6,710,000	5.500	09/18/26	6,789,312
Waste Management, Inc.
9,867,000	4.500	03/15/28	9,812,041

			25,273,549

Food & Drug Retailing – 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/ Albertsons LLC(a)(b)
3,630,000	3.250	03/15/26	3,539,794
110,000	7.500	03/15/26	110,392
Campbell’s Co.
3,700,000	5.200	03/19/27	3,735,113

			7,385,299

Gas(a) – 0.8%
NiSource, Inc.
10,050,000	0.950	08/15/25	9,809,001

Healthcare Providers & Services – 2.6%
Centene Corp.(a)
1,900,000	4.250	12/15/27	1,839,314
8,410,000	2.450	07/15/28	7,578,587

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
GE HealthCare Technologies, Inc.(a)
$6,150,000	5.650%		11/15/27	$ 6,303,381
HCA, Inc.
7,810,000	5.375		02/01/25	7,805,080
6,000,000	5.875	(a)	02/15/26	6,030,300
3,650,000	5.625	(a)	09/01/28	3,696,903

				33,253,565

Insurance(b) – 0.5%
Athene Global Funding
305,000	1.450		01/08/26	294,728
Equitable Financial Life Global Funding
1,550,000	1.400		07/07/25	1,523,820
Great-West Lifeco U.S. Finance 2020 LP(a)
2,000,000	0.904		08/12/25	1,951,240
QBE Insurance Group Ltd.(a)(c) (5 yr. CMT + 5.513%)
3,000,000	5.875		05/12/25	2,999,790

				6,769,578

Internet – 1.4%
Gen Digital, Inc.(a)(b)
3,110,000	6.750		09/30/27	3,152,949
Netflix, Inc.(b)
6,025,000	5.375		11/15/29	6,139,053
Prosus NV(a)(b)
7,030,000	3.257		01/19/27	6,704,863
Uber Technologies, Inc.(a)
1,600,000	4.300		01/15/30	1,548,592

				17,545,457

Investment Companies – 0.7%
Blackstone Private Credit Fund
6,000,000	4.700		03/24/25	5,990,280
Blue Owl Credit Income Corp.(a)
3,355,000	3.125		09/23/26	3,220,699

				9,210,979

Iron/Steel – 0.0%
POSCO(b)
310,000	5.750		01/17/28	314,898
Steel Dynamics, Inc.(a)
345,000	2.400		06/15/25	340,905

				655,803

Leisure Time(a)(b) – 0.3%
Carnival Corp.
2,280,000	5.750		03/01/27	2,272,499
Royal Caribbean Cruises Ltd.
1,825,000	5.625		09/30/31	1,794,759

				4,067,258

Machinery-Diversified(a) – 1.4%
Ingersoll Rand, Inc.
17,330,000	5.197		06/15/27	17,528,082

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
$2,911,000	4.908%		07/23/25	$ 2,906,925

Mining(a)(b) – 0.7%
Glencore Funding LLC
4,200,000	1.625		09/01/25	4,110,246
5,000,000	5.371		04/04/29	5,039,250

				9,149,496

Miscellaneous Manufacturing(a) – 1.0%
Amsted Industries, Inc.(b)
2,754,000	5.625		07/01/27	2,727,534
Hillenbrand, Inc.
1,191,000	6.250		02/15/29	1,191,500
Teledyne Technologies, Inc.
9,375,000	1.600		04/01/26	9,006,938

				12,925,972

Multi-National(a)(b) – 0.1%
African Export-Import Bank
1,050,000	2.634		05/17/26	1,000,545

Office & Business Equipment(a)(b) – 0.1%
Xerox Holdings Corp.
1,501,000	5.000		08/15/25	1,492,850

Oil Field Services – 0.9%
Canadian Natural Resources Ltd.(a)
1,875,000	2.050		07/15/25	1,846,444
Pertamina Persero PT(a)
2,630,000	3.100		01/21/30	2,373,575
Petroleos Mexicanos
210,000	6.875	(a)	10/16/25	209,055
200,000	6.500		01/23/29	186,142
300,000	8.750	(a)	06/02/29	300,188
QatarEnergy(a)
2,160,000	1.375		09/12/26	2,035,368
Saudi Arabian Oil Co.(a)
2,130,000	1.625		11/24/25	2,070,759
Sunoco LP(a)(b)
1,740,000	7.000		05/01/29	1,785,588

				10,807,119

Packaging(a) – 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
1,165,000	6.000		06/15/27	1,155,645
Berry Global, Inc.
3,200,000	1.570		01/15/26	3,088,256
Silgan Holdings, Inc.(b)
1,925,000	1.400		04/01/26	1,835,757

				6,079,658

Pharmaceuticals – 1.1%
Cardinal Health, Inc.
10,569,000	4.700		11/15/26	10,555,049

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
PRA Health Sciences, Inc.(a)(b)
$3,144,000	2.875%	07/15/26	$ 3,025,125

			13,580,174

Pipelines(a) – 2.5%
Cheniere Energy Partners LP
2,835,000	4.500	10/01/29	2,744,705
DCP Midstream Operating LP
2,690,000	5.625	07/15/27	2,726,961
Hess Midstream Operations LP(b)
710,000	6.500	06/01/29	718,208
MPLX LP
8,300,000	1.750	03/01/26	8,016,306
NGPL PipeCo LLC(b)
410,000	4.875	08/15/27	406,982
NuStar Logistics LP
7,500,000	5.750	10/01/25	7,494,900
ONEOK, Inc.
6,405,000	4.250	09/24/27	6,312,960
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
2,720,000	6.875	01/15/29	2,780,955
Venture Global LNG, Inc.(b)
30,000	7.000	01/15/30	30,458

			31,232,435

Real Estate Investment Trust(a) – 0.7%
American Tower Corp.
1,150,000	2.400	03/15/25	1,143,606
1,400,000	1.300	09/15/25	1,365,784
Crown Castle, Inc.
1,750,000	1.350	07/15/25	1,716,855
Retail Opportunity Investments Partnership LP
3,250,000	6.750	10/15/28	3,446,787
Starwood Property Trust, Inc.(b)
1,425,000	6.500	07/01/30	1,426,397

			9,099,429

Retailing(a) – 0.8%
1011778 BC ULC/New Red Finance, Inc.(b)
2,705,000	6.125	06/15/29	2,714,603
Murphy Oil USA, Inc.
3,670,000	5.625	05/01/27	3,637,300
Penske Automotive Group, Inc.
3,310,000	3.500	09/01/25	3,263,726

			9,615,629

Semiconductors(a) – 1.0%
Broadcom, Inc.
9,815,000	5.050	07/12/27	9,910,304
Skyworks Solutions, Inc.
2,425,000	1.800	06/01/26	2,322,568

			12,232,872

Software – 1.5%
Cadence Design Systems, Inc.
1,255,000	4.200	09/10/27	1,240,643

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software – (continued)
Cadence Design Systems, Inc. – (continued)
$4,400,000	4.300	%(a)	09/10/29	$ 4,312,836
Fair Isaac Corp.(a)(b)
2,705,000	5.250		05/15/26	2,694,559
Infor, Inc.(a)(b)
1,075,000	1.750		07/15/25	1,052,833
Oracle Corp.
3,575,000	5.800		11/10/25	3,609,284
6,300,000	2.950	(a)	04/01/30	5,687,955

				18,598,110

Telecommunication Services(a) – 0.8%
T-Mobile USA, Inc.
7,145,000	3.500		04/15/25	7,113,419
3,725,000	3.750		04/15/27	3,639,213

				10,752,632

Toys/Games/Hobbies(a)(b) – 0.2%
Mattel, Inc.
2,815,000	5.875		12/15/27	2,822,798

Trucking & Leasing(a)(b) – 0.9%
Penske Truck Leasing Co. LP/PTL Finance Corp.
4,950,000	1.200		11/15/25	4,792,095
1,690,000	5.350		01/12/27	1,701,796
5,000,000	3.350		11/01/29	4,626,800

				11,120,691

TOTAL CORPORATE OBLIGATIONS (Cost $722,534,248)				$ 716,064,199

Asset-Backed Securities(a) – 16.7%
Automotive – 3.5%
Bank of America Auto Trust Series 2023-2A, Class A2(b)
$1,138,081	5.850%		08/17/26	$ 1,141,361
Exeter Automobile Receivables Trust Series 2024-2A, Class A3
1,900,000	5.630		10/15/26	1,903,863
Ford Credit Auto Lease Trust Series 2024-A, Class A2A
3,950,964	5.240		07/15/26	3,958,666
Ford Credit Auto Lease Trust Series 2024-B, Class A3
6,100,000	4.990		12/15/27	6,139,946
Ford Credit Auto Owner Trust Series 2024-1, Class A(b)(d)
3,200,000	4.870		08/15/36	3,210,138
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
2,900,000	4.770		03/15/27	2,907,586
Hyundai Auto Receivables Trust Series 2024-B, Class A3
5,825,000	4.840		03/15/29	5,859,601
Nissan Auto Lease Trust Series 2024-A, Class A2A
5,122,230	5.110		10/15/26	5,135,514
Nissan Auto Receivables Owner Trust Series 2023-A, Class A2A
375,973	5.340		02/17/26	376,133
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
3,800,000	6.130		09/21/26	3,827,582
Toyota Auto Receivables Owner Trust Series 2021-D, Class A3
1,619,805	0.710		04/15/26	1,608,144

Principal Amount		Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Toyota Auto Receivables Owner Trust Series 2024-C, Class A3
	$4,225,000	4.880%	03/15/29	$ 4,254,391
World Omni Auto Receivables Trust Series 2023-B, Class A2A
	352,647	5.250	11/16/26	352,788
World Omni Auto Receivables Trust Series 2024-B, Class A2A
	3,215,955	5.480	09/15/27	3,231,478

				43,907,191

Collateralized Loan Obligations – 8.0%
37 Capital CLO 4 Ltd. Series 2023-2A, Class D(b)(c) (3 mo. USD Term SOFR + 5.500%)
	1,900,000	10.156	01/15/34	1,912,479
37 Capital CLO III Ltd. Series 2023-1A, Class D(b)(c) (3 mo. USD Term SOFR + 6.360%)
	2,950,000	11.016	04/15/36	3,010,440
AMMC CLO XI Ltd. Series 2012-11A, Class A1R2(b)(c) (3 mo. USD Term SOFR + 1.272%)
	968,837	5.861	04/30/31	969,650
Anchorage Capital CLO 15 Ltd. Series 2020-15A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.462%)
	7,600,000	6.079	07/20/34	7,616,484
Atlas Senior Loan Fund XVII Ltd. Series 2021-17A, Class A(b)(c) (3 mo. USD Term SOFR + 1.462%)
	8,200,000	6.079	10/20/34	8,210,340
Barings CLO Ltd. Series 2023-1A, Class A(b)(c) (3 mo. USD Term SOFR + 1.750%)
	4,800,000	6.367	04/20/36	4,825,296
Bryant Park Funding Ltd. Series 2023-21A, Class A1(b)(c) (3 mo. USD Term SOFR + 2.050%)
	3,600,000	6.682	10/18/36	3,631,666
CIFC Funding Ltd. Series 2023-3A, Class E(b)(c) (3 mo. USD Term SOFR + 7.650%)
	2,025,000	12.267	01/20/37	2,071,421
Crown City CLO I Series 2020-1A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.452%)
	2,500,000	6.069	07/20/34	2,502,775
Crown City CLO V Series 2023-5A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.600%)
	1,100,000	6.217	04/20/37	1,107,644
Dunedin Park CLO DAC Series 1X, Class AR(c) (3 mo. EUR EURIBOR + 0.980%)
EUR	4,750,000	3.984	11/20/34	4,903,956
Generate CLO 15 Ltd. Series 2024-15A, Class A(b)(c) (3 mo. USD Term SOFR + 1.570%)
	$3,700,000	6.187	07/20/37	3,731,572
Halseypoint CLO 6 Ltd. Series 2022-6A, Class D(b)(c) (3 mo. USD Term SOFR + 5.690%)
	1,200,000	10.307	10/20/34	1,204,543
Jamestown CLO XVI Ltd. Series 2021-16A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.120%)
	3,000,000	5.583	07/25/34	3,000,654
LCM 26 Ltd. Series 26A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.332%)
	2,435,496	5.949	01/20/31	2,437,878
MJX Venture Management II LLC Series 2017-28RR, Class A1(b)(c) (3 mo. USD Term SOFR + 1.542%)
	1,999,958	6.159	07/22/30	2,001,392

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Collateralized Loan Obligations – (continued)
Mountain View CLO XVI Ltd. Series 2022-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.460%)
$3,700,000	6.116%	04/15/34	$ 3,711,459
Newark BSL CLO 1 Ltd. Series 2016-1A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.362%)
1,126,334	5.979	12/21/29	1,127,965
Northwoods Capital XVIII Ltd. Series 2019-18A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.362%)
10,187,524	5.883	05/20/32	10,200,738
Palmer Square Loan Funding Ltd. Series 2024-3A, Class C(b)(c) (3 mo. USD Term SOFR + 2.950%)
3,200,000	7.472	08/08/32	3,211,424
Pikes Peak CLO 3 Series 2019-3A, Class ARR(b)(c) (3 mo. USD Term SOFR + 1.462%)
4,000,000	6.088	10/25/34	4,004,144
RR 29 Ltd. Series 2024-29RA, Class A2R(b)(c) (3 mo. USD Term SOFR + 1.700%)
3,000,000	6.356	07/15/39	3,008,631
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A(b)
345,207	5.750	12/20/50	352,072
Sycamore Tree CLO Ltd. Series 2023-2A, Class AR(b)(c) (3 mo. USD Term SOFR + 1.680%)
2,200,000	6.297	01/20/37	2,218,150
TCW CLO Ltd. Series 2022-1A, Class A1(b)(c) (3 mo. USD Term SOFR + 1.340%)
7,900,000	5.972	04/22/33	7,906,225
TICP CLO XIV Ltd. Series 2019-14A, Class A1R(b)(c) (3 mo. USD Term SOFR + 1.342%)
8,000,000	5.959	10/20/32	8,014,264
Venture 36 CLO Ltd. Series 2019-36A, Class D(b)(c) (3 mo. USD Term SOFR + 4.412%)
2,500,000	9.029	04/20/32	2,501,052
Zais CLO 13 Ltd. Series 2019-13A, Class A1AR(b)(c) (3 mo. USD Term SOFR + 1.300%)
2,706,243	5.956	07/15/32	2,707,780

			102,102,094

Credit Card – 1.4%
American Express Credit Account Master Trust Series 2024-3, Class A
4,500,000	4.650	07/15/29	4,511,202
Barclays Dryrock Issuance Trust Series 2023-1, Class A
7,300,000	4.720	02/15/29	7,321,155
Barclays Dryrock Issuance Trust Series 2023-2, Class A(c) (1 mo. USD Term SOFR + 0.900%)
2,425,000	5.498	08/15/28	2,435,431
Discover Card Execution Note Trust Series 2023-A1, Class A
3,800,000	4.310	03/15/28	3,794,270

			18,062,058

Student Loan(c) – 3.8%
Apidos CLO XV Ltd. Series 2013-15A, Class A1RR(b) (3 mo. USD Term SOFR + 1.272%)
2,466,144	5.889	04/20/31	2,469,030
Bain Capital Credit CLO Ltd. Series 2023-3A, Class A(b) (3 mo. USD Term SOFR + 1.800%)
3,600,000	6.435	07/24/36	3,629,164

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Student Loan(c) – (continued)
CIFC Falcon Ltd. Series 2019-FAL, Class A(b) (3 mo. USD Term SOFR + 1.262%)
	$4,000,000	5.879%		01/20/33	$ 4,001,188
Diameter Capital CLO 4 Ltd. Series 2022-4A, Class A1R(b) (3mo. USD Term SOFR + 1.830%)
	5,500,000	6.486		01/15/37	5,536,305
Elmwood CLO 27 Ltd. Series 2024-3A, Class A(b) (3 mo. USD Term SOFR + 1.520%)
	4,500,000	6.152		04/18/37	4,513,207
Flatiron CLO 20 Ltd. Series 2020-1A, Class AR(b) (3 mo. USD Term SOFR + 1.380%)
	3,700,000	5.901		05/20/36	3,709,883
Illinois Student Assistance Commission Series 2010-1, Class A3 (3 mo. USD Term SOFR + 1.162%)
	277,536	6.345		07/25/45	278,115
Katayma CLO II Ltd. Series 2024-2A, Class B(b) (3 mo. USD Term SOFR + 2.150%)
	2,500,000	6.767		04/20/37	2,524,473
Marble Point CLO XIV Ltd. Series 2018-2A, Class A12R(b) (3mo. USD Term SOFR + 1.200%)
	5,805,756	5.817		01/20/32	5,813,042
Neuberger Berman Loan Advisers CLO 39 Ltd. Series 2020-39A, Class A1R(b) (3 mo. USD Term SOFR + 1.530%)
	3,500,000	6.147		04/20/38	3,522,523
Palmer Square Loan Funding Ltd. Series 2022-3A, Class A1BR(b) (3 mo. USD Term SOFR + 1.400%)
	5,025,000	6.056		04/15/31	5,027,512
Parallel Ltd. Series 2023-1A, Class A1(b) (3 mo. USD Term SOFR + 2.200%)
	3,000,000	6.817		07/20/36	3,021,861
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1 mo. USD Term SOFR + 1.264%)
	390,038	5.833		09/25/65	391,218
RRE 2 Loan Management DAC Series 2X, Class A2R (3 mo. EUR EURIBOR + 1.450%)
EUR	3,500,000	4.634		07/15/35	3,606,944

					48,044,465

TOTAL ASSET-BACKED SECURITIES (Cost $211,576,996)					$ 212,115,808

Mortgage-Backed Obligations – 16.3%
Collateralized Mortgage Obligations – 2.4%
Interest Only(e) – 0.4%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
	$308,658	1.388	%(c)	05/15/45	$ 29,402
Federal Home Loan Mortgage Corp. REMICS Series 5020, Class IH
	1,406,023	3.000		08/25/50	245,736
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
	213,987	1.288	(c)	05/15/46	20,833
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
	185,444	1.338	(c)	03/15/44	15,835

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
$3,308,647	4.000%		08/25/50	$ 695,057
Federal National Mortgage Association REMICS Series 2016-1, Class SJ (-1X 1 mo. USD Term SOFR + 6.036%)
289,359	1.467	(c)	02/25/46	29,992
Federal National Mortgage Association REMICS Series 2017-31, Class SG (-1X 1 mo. USD Term SOFR + 5.986%)
358,487	1.417	(c)	05/25/47	38,199
Federal National Mortgage Association REMICS Series 2020-49, Class KS (-1X 1 mo. USD Term SOFR + 5.986%)
2,284,495	1.417	(c)	07/25/50	244,301
Federal National Mortgage Association REMICS Series 2020-62, Class GI
2,409,023	4.000		06/25/48	487,911
Federal National Mortgage Association REMICS Series 2010- 135, Class AS (-1X 1 mo. USD Term SOFR + 5.836%)
56,346	1.267	(c)	12/25/40	4,053
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
125,746	1.615	(a)(c)	10/20/43	5,814
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
127,225	1.175	(a)(c)	07/20/47	11,156
Government National Mortgage Association REMICS Series 2018-122, Class HS (-1X 1 mo. USD Term SOFR + 6.086%)
282,196	1.715	(a)(c)	09/20/48	30,876
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
283,386	1.565	(a)(c)	01/20/49	29,406
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
125,002	1.615	(a)(c)	06/20/49	12,902
Government National Mortgage Association REMICS Series 2020-78, Class DI
1,273,027	4.000	(a)	06/20/50	278,103
Government National Mortgage Association REMICS Series 2020-146, Class KI
3,473,460	2.500	(a)	10/20/50	512,629
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
201,523	1.565	(a)(c)	08/20/43	18,600
Government National Mortgage Association REMICS Series 2014-162, Class SA (-1X 1 mo. USD Term SOFR + 5.486%)
75,235	1.115	(a)(c)	11/20/44	6,041
Government National Mortgage Association REMICS Series 2015-123, Class SP (-1X 1 mo. USD Term SOFR + 6.136%)
130,264	1.765	(a)(c)	09/20/45	14,501

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(e) – (continued)
Government National Mortgage Association REMICS Series 2016-27, Class IA
$69,865	4.000	%(a)	06/20/45	$ 10,044
Government National Mortgage Association REMICS Series 2018-122, Class SE (-1X 1 mo. USD Term SOFR + 6.086%)
271,272	1.715	(a)(c)	09/20/48	29,966
Government National Mortgage Association REMICS Series 2019-153, Class EI
6,460,479	4.000	(a)	12/20/49	1,393,929
Government National Mortgage Association REMICS Series 2020-55, Class AS (-1X 1 mo. USD Term SOFR + 5.936%)
7,196,948	1.565	(a)(c)	04/20/50	809,858
Government National Mortgage Association REMICS Series 2020-61, Class GI
1,603,824	5.000	(a)	05/20/50	386,625

				5,361,769

Sequential Fixed Rate – 0.3%
Federal National Mortgage Association REMICS Series 2012- 111, Class B
8,395	7.000		10/25/42	8,881
Federal National Mortgage Association REMICS Series 2012- 153, Class B
28,182	7.000		07/25/42	30,049
OBX Trust Series 2024-NQM17, Class A1
1,240,331	5.610	(a)(b)(d)	11/25/64	1,242,132
Verus Securitization Trust Series 2023-INV2, Class A2
1,700,500	6.928	(a)(b)(d)	08/25/68	1,720,905

				3,001,967

Sequential Floating Rate(a)(c) – 1.7%
Angel Oak Mortgage Trust Series 2021-6, Class A1
740,435	1.458	(b)	09/25/66	611,470
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA1, Class M2 (1 mo. USD Term SOFR + 1.800%)
136,844	6.369	(b)	01/25/51	138,600
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2024-HQA2, Class A1 (1 mo. USD Term SOFR + 1.250%)
6,138,333	5.819	(b)	08/25/44	6,160,682
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
298,099	8.469	(b)	04/25/43	320,540
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
560,000	7.660	(b)	06/25/43	590,189
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R04, Class 1M2 (1 mo. USD Term SOFR + 1.650%)
950,000	6.219	(b)	05/25/44	955,651

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(a)(c) – (continued)
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M1 (1 mo. USD Term SOFR + 1.000%)
$1,241,490	5.569	%(b)	07/25/44	$ 1,240,726
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R05, Class 2M2 (1 mo. USD Term SOFR + 1.700%)
1,800,000	6.269	(b)	07/25/44	1,807,847
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
3,425,000	6.169	(b)	09/25/44	3,446,320
GCAT Trust Series 2024-INV4, Class A6
2,528,753	5.500	(b)	12/25/54	2,513,055
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
4,382,065	1.895		09/20/53	294,111
JP Morgan Mortgage Trust Series 2021-LTV2, Class A1
3,996,826	2.520	(b)	05/25/52	3,379,991
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
68,851	3.750	(b)	05/28/52	64,400

				21,523,582

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				29,887,318

Commercial Mortgage-Backed Securities – 6.5%
Regular Floater(b)(c) – 0.4%
KSL Commercial Mortgage Trust Series 2024-HT2, Class B (1mo. USD Term SOFR + 2.042%)
$2,580,000	6.614%		12/15/39	$ 2,575,970
TPG Trust Series 2024-WLSC, Class A (1 mo. USD Term SOFR + 2.133%)
1,750,000	6.530		11/15/29	1,751,385
TPG Trust Series 2024-WLSC, Class B (1 mo. USD Term SOFR + 2.930%)
950,000	7.327		11/15/29	949,270

				5,276,625

Sequential Fixed Rate – 3.4%
1211 Avenue of the Americas Trust Series 2015-1211, Class A1A2
3,800,000	3.901	(b)	08/10/35	3,751,306
Bank Series 2023-BNK46, Class A4
4,100,000	5.745	(a)	08/15/56	4,233,693
Bank5 Series 2023-5YR4, Class A3
1,298,420	6.500	(a)	12/15/56	1,356,405
Bank5 Series 2024-5YR7, Class A3
2,350,000	5.769	(a)	06/15/57	2,406,865
Bank5 Series 2024-5YR11, Class A3
2,450,000	5.893	(a)	11/15/57	2,529,030
Bank5 Series 2024-5YR11, Class AS
1,075,000	6.139	(a)	11/15/57	1,101,915
BBCMS Mortgage Trust Series 2023-C19, Class A5
2,900,000	5.451	(a)	04/15/56	2,931,096
BBCMS Mortgage Trust Series 2023-C19, Class ASB
800,000	5.700	(a)	04/15/56	821,412

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
BMO Mortgage Trust Series 2023-C7, Class A5
$5,000,000	6.160	%(a)	12/15/56	$ 5,295,486
BX Trust Series 2022-CLS, Class A
3,900,000	5.760	(b)	10/13/27	3,909,170
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
1,500,000	3.000	(a)(b)	09/15/50	858,690
Citigroup Commercial Mortgage Trust Series 2019-C7, Class A4
740,000	3.102	(a)	12/15/72	674,042
JP Morgan Chase Commercial Mortgage Securities Trust Series 2021-410T, Class A
1,250,000	2.287	(b)	03/05/42	1,101,771
MSWF Commercial Mortgage Trust Series 2023-2, Class A2
3,150,000	6.890	(a)	12/15/56	3,300,791
ROCK Trust Series 2024-CNTR, Class A
4,300,000	5.388	(b)	11/13/41	4,289,529
ROCK Trust Series 2024-CNTR, Class D
3,250,000	7.109	(b)	11/13/41	3,313,531
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
900,000	3.250	(a)(b)	01/15/60	736,124

				42,610,856

Sequential Floating Rate – 2.7%
Bank5 Series 2023-5YR1, Class A3
3,610,000	6.260	(a)(c)	04/15/56	3,732,350
Bank5 Series 2024-5YR10, Class AS
900,000	5.637	(a)	10/15/57	903,648
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
1,225,000	5.317	(b)(c)	03/15/37	1,158,322
BBCMS Mortgage Trust Series 2023-C22, Class A5
2,850,000	6.804	(a)(c)	11/15/56	3,160,442
BBCMS Mortgage Trust Series 2023-5C23, Class AS
1,450,000	7.455	(a)(c)	12/15/56	1,553,258
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
1,150,000	5.566	(b)(c)	03/15/37	1,024,412
BX Commercial Mortgage Trust Series 2023-VLT3, Class A (1mo. USD Term SOFR + 1.940%)
2,675,000	6.337	(b)(c)	11/15/28	2,668,370
BX Commercial Mortgage Trust Series 2024-XL4, Class A (1mo. USD Term SOFR + 1.442%)
4,471,243	5.839	(b)(c)	02/15/39	4,490,951
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1mo. USD Term SOFR + 1.392%)
1,944,974	5.789	(b)(c)	03/15/41	1,953,418
BX Trust Series 2024-BRVE, Class A (1 mo. USD Term SOFR + 1.841%)
3,500,000	6.238	(b)(c)	04/15/26	3,508,589
Citigroup Commercial Mortgage Trust Series 2015-P1, Class C
1,949,000	4.369	(a)(c)	09/15/48	1,875,768
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
3,750,000	6.238	(b)(c)	06/15/41	3,736,676
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class A
3,150,000	5.308	(b)(c)	07/15/35	3,156,320

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
$1,950,000	5.743	%(b)(c)	07/15/35	$ 1,953,476

				34,876,000

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 82,763,481

Federal Agencies – 7.4%
Government National Mortgage Association – 2.2%
$1,092,253	4.500%		08/20/47	$ 1,050,863
170,080	5.000		03/20/48	168,658
1,692,344	4.000		05/20/48	1,573,911
603,281	4.500		06/20/48	576,839
610,834	4.500		07/20/48	583,488
934,822	4.500		09/20/48	892,678
648,022	4.500		10/20/48	618,808
809,153	4.500		12/20/48	772,169
1,977,300	4.500		01/20/49	1,886,924
613,956	4.500		02/20/49	585,702
825,537	4.500		03/20/49	787,804
434,339	4.500		10/20/49	414,758
822,438	5.000		12/20/49	807,300
49,942	5.000		02/20/50	49,473
4,397,415	3.000		11/20/51	3,777,826
2,000,000	6.000		TBA-30yr(f)	2,012,344
3,000,000	6.500		TBA-30yr(f)	3,049,922
8,000,000	7.000		TBA-30yr(f)	8,196,875

				27,806,342

Uniform Mortgage-Backed Security – 5.2%
203	5.000		03/01/25	203
1,283	5.000		11/01/26	1,281
2,974	5.000		07/01/27	2,970
62,223	4.500		07/01/47	59,552
38,857	4.500		03/01/50	36,920
8,055,422	6.000		11/01/52	8,208,770
1,759,943	5.500		12/01/52	1,757,745
4,801,124	6.000		12/01/52	4,878,170
3,241,454	6.000		01/01/53	3,288,965
877,513	5.500		04/01/53	873,675
2,586,225	6.000		04/01/53	2,629,391
2,518,563	6.500		09/01/53	2,593,257
6,149,469	6.500		11/01/53	6,353,463
2,628,815	6.500		12/01/53	2,721,770
15,000,000	5.000		TBA-30yr(f)	14,466,210
18,000,000	6.000		TBA-30yr(f)	18,080,156

				65,952,498

TOTAL FEDERAL AGENCIES				$ 93,758,840

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $207,297,331)				$ 206,409,639

Principal Amount	Interest Rate	Maturity Date	Value

Sovereign Debt Obligations – 2.1%
United States Dollar – 2.1%
Hungary Government International Bonds
$3,630,000	5.250%	06/16/29	$ 3,571,012
Indonesia Government International Bonds(a)
6,030,000	4.550	01/11/28	5,932,012
Korea Hydro & Nuclear Power Co. Ltd.(b)
3,950,000	4.250	07/27/27	3,894,581
Mexico Government International Bonds(a)
2,860,000	3.250	04/16/30	2,489,630
Panama Government International Bonds(a)
2,010,000	3.750	03/16/25	1,993,438
Peru Government International Bonds(a)
2,120,000	2.392	01/23/26	2,058,223
Qatar Government International Bonds(b)
690,000	3.400	04/16/25	686,766
Republic of Poland Government International Bonds(a)
2,600,000	4.625	03/18/29	2,574,754
Romania Government International Bonds
1,500,000	3.000 (b)	02/27/27	1,413,113
1,700,000	5.875	01/30/29	1,655,375
Saudi Government International Bonds(b)
800,000	2.900	10/22/25	786,248

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $27,447,105)			$ 27,055,152

Shares	Description		Value

Common Stocks(b) – 0.0%
Real Estate Management & Development – 0.0%
22,377	Sunac Services Holdings Ltd.		$ 4,740

TOTAL COMMON STOCKS (Cost $42,587)			$ 4,740

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 4.3%
U.S. Treasury Notes
$16,170,000	1.250%	11/30/26	$ 15,286,966
9,400,000	0.500	06/30/27	8,570,156
15,370,000	1.250	03/31/28	13,961,484
850,000	2.875	08/15/28	808,762
15,580,000	4.500	12/31/31	15,597,041

TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,142,089)			$ 54,224,409

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Shares	Dividend Rate	Value

Investment Company(g) – 3.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
47,430,009	4.392%	$ 47,430,009
(Cost $ 47,430,009)

TOTAL INVESTMENTS – 99.7% (Cost $1,270,470,365)		$1,263,303,956

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		3,738,354

NET ASSETS – 100.0%		$1,267,042,310

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(e)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $45,805,507 which represents approximately 3.5% of net assets as of December 31, 2024.

(g)	Represents an affiliated issuer.

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At December 31, 2024, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	CAD	1,349,284	USD	941,000	03/19/25	$434
	EUR	706,000	GBP	585,087	03/19/25	1,847
	GBP	117,207	USD	146,552	03/19/25	92
	TRY	12,843,456	USD	334,097	03/19/25	2,391
	USD	703,338	AUD	1,048,843	03/19/25	54,078
	USD	376,902	BRL	2,198,480	01/03/25	21,249
	USD	210,312	BRL	1,282,278	02/04/25	4,100
	USD	2,783,057	CAD	3,934,118	03/19/25	38,112
	USD	6,322,390	CHF	5,428,055	03/19/25	287,914
	USD	260,892	CLP	253,079,646	03/19/25	6,664
	USD	2,550,105	CNH	17,765,071	03/19/25	124,347
	USD	449,812	CNH	3,248,790	06/18/25	3,954
	USD	943,815	COP	4,152,137,160	03/19/25	11,458
	USD	3,396,310	CZK	80,470,456	03/19/25	84,050
	USD	9,298,532	EUR	8,570,471	01/16/25	415,016
	USD	6,475,936	EUR	6,146,361	03/19/25	86,861
	USD	4,518,982	GBP	3,553,553	03/19/25	72,951
	USD	1,150,312	HUF	450,960,639	03/19/25	19,572
	USD	82,705	ILS	294,143	03/19/25	1,629
	USD	4,257,016	INR	362,627,884	03/19/25	54,016
	USD	750,545	INR	64,482,076	06/18/25	7,890
	USD	1,334,702	JPY	197,920,961	03/19/25	65,155
	USD	2,228,550	KRW	3,177,015,767	03/19/25	71,712
	USD	1,666,658	MXN	34,035,904	03/19/25	55,683
	USD	1,388,208	NOK	15,332,305	03/19/25	41,575
	USD	2,744,327	NZD	4,622,988	03/19/25	155,406
	USD	3,181,412	PLN	12,702,056	03/19/25	115,215
	USD	1,649,982	SEK	17,728,631	03/19/25	40,663
	USD	1,208,032	TWD	39,046,616	03/19/25	17,684

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	267,706	ZAR	4,815,765	03/19/25	$14,352

TOTAL						$1,876,070

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	4,315,471	USD	2,780,185	03/19/25	$(108,802)
	BRL	2,180,758	USD	356,739	01/03/25	(3,953)
	BRL	1,440,793	USD	234,382	03/19/25	(4,316)
	CAD	2,724,677	USD	1,978,469	03/19/25	(77,385)
	CHF	663,843	EUR	719,421	03/19/25	(9,824)
	CHF	3,964,812	USD	4,537,802	03/19/25	(130,041)
	CHF	369,084	USD	424,271	06/18/25	(9,576)
	CLP	343,830,966	USD	380,151	03/19/25	(34,760)
	CNH	23,118,657	USD	3,194,560	03/19/25	(37,788)
	COP	401,889,161	USD	93,603	03/19/25	(3,359)
	CZK	42,715,920	USD	1,881,030	03/19/25	(122,792)
	EUR	3,735,600	USD	4,082,310	03/19/25	(199,195)
	GBP	1,489,934	USD	1,884,840	03/19/25	(20,707)
	HUF	439,575,545	USD	1,170,911	03/19/25	(68,718)
	ILS	1,803,613	USD	505,620	03/19/25	(8,480)
	INR	190,905,061	USD	2,245,000	01/13/25	(18,533)
	INR	171,051,295	USD	2,003,149	03/19/25	(20,597)
	JPY	560,366,264	USD	3,726,375	03/19/25	(131,955)
	KRW	758,644,357	USD	572,876	03/19/25	(57,841)
	MXN	3,680,654	USD	179,551	03/19/25	(5,340)
	NOK	36,489,612	USD	3,274,910	03/19/25	(70,037)
	NZD	2,451,704	AUD	2,229,000	03/18/25	(6,852)
	NZD	820,028	USD	474,654	03/19/25	(15,430)
	PLN	9,864,216	USD	2,409,402	03/19/25	(28,243)
	SEK	33,224,185	USD	3,065,354	03/19/25	(49,423)
	SGD	2,762,479	USD	2,094,184	03/19/25	(64,890)
	TWD	39,530,990	USD	1,251,256	03/19/25	(46,142)
	USD	146,427	BRL	917,032	03/19/25	(5)
	USD	703,133	CAD	1,009,260	03/19/25	(1,056)
	USD	223,177	CNH	1,635,993	03/19/25	(212)
	USD	412,958	ILS	1,527,929	03/19/25	(8,193)
	USD	175,666	JPY	27,406,987	03/19/25	(134)
	USD	1,692,969	NOK	19,343,856	03/19/25	(5,997)

TOTAL						$(1,370,576)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.000%	TBA - 30yr	01/20/25	$(1,000,000)	$(920,228)
Government National Mortgage Association	4.500	TBA - 30yr	01/20/25	(5,000,000)	(4,724,186)
Government National Mortgage Association	5.000	TBA - 30yr	01/20/25	(1,000,000)	(969,879)
Uniform Mortgage-Backed Security	5.500	TBA - 30yr	01/01/25	(2,000,000)	(1,972,422)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	02/01/25	(9,000,000)	(9,181,406)

(PROCEEDS RECEIVED: $(17,822,871))					$(17,768,121)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	1	03/27/25	$115,688	$(2,518)
2 Year U.S. Treasury Notes	3,015	03/31/25	619,912,269	9,653
30 Year German Euro-Buxl	4	03/06/25	549,746	(35,349)
5 Year German Euro-Bund	4	03/06/25	552,895	(14,466)
5 Year U.S. Treasury Notes	96	03/31/25	10,205,250	29,082
French 10 Year Government Bonds	3	03/06/25	383,471	(8,457)
Ice 3M Sonia Index	234	03/17/26	70,244,440	(128,769)

Total				$(150,824)

Short position contracts:
10 Year U.S. Treasury Notes	(488)	03/20/25	(53,070,000)	702,775
20 Year U.S. Treasury Bonds	(59)	03/20/25	(6,716,781)	159,962
Ultra 10-Year U.S. Treasury Notes	(203)	03/20/25	(22,596,438)	393,728
Ultra Long U.S. Treasury Bonds	(29)	03/20/25	(3,448,281)	5,676

Total				$1,262,141

TOTAL FUTURES CONTRACTS				$1,111,317

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(b)	4.395%(b)	03/19/25		$764,000	$81,595	$27,477	$54,118
0.250%(c)	12M CHFOR(c)	03/19/27	CHF	28,940	(169,788)	(105,008)	(64,780)
2.500(c)	12M EURO(c)	03/19/27	EUR	42,950	(523,329)	(576,789)	53,460
4.000(c)	12M GBP(c)	03/19/27	GBP	3,260	14,207	3,153	11,054
0.750(c)	12M JYOR(c)	03/19/27	JPY	2,727,000	(18,862)	(25,919)	7,057
3.500(c)	12M SOFR(c)	03/19/27		$4,480	46,365	38,355	8,010

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.000%(c)	12M SOFR(c)	03/19/27		$87,320	$1,729,434	$1,623,080	$106,354
3M STIBOR(d)	2.000%(c)	03/19/27	SEK	222,220	(133,784)	2,189	(135,973)
6M EURO(e)	2.500(c)	03/19/27	EUR	5,070	39,891	44,490	(4,599)
12M CDOR(e)	3.000(e)	03/19/27	CAD	6,710	29,721	22,215	7,506
12M SOFR(c)	3.000(c)	03/19/27		$6,780	(134,283)	(126,373)	(7,910)
4.250(d)	3M AUDOR(d)	03/19/27	AUD	9,850	(57,131)	(56,143)	(988)
6M NIBOR(e)	4.000(c)	03/19/27	NOK	572,580	(212,853)	113,428	(326,281)
12M GBP(c)	4.250(c)	03/19/27	GBP	75,110	110,194	521,011	(410,817)
12M GBP(c)	3.500(c)	08/31/27		49,056	(264,742)	(1,052,900)	788,158
3M EURO(d)	2.143(b)	11/20/27	EUR	245,190	(1,245)	177,366	(178,611)
2.180(b)	6M EURO(e)	11/20/27		245,190	12,725	(168,411)	181,136
12M GBP(b)	3.500(b)	12/04/27	GBP	24,536	(121,462)	(59,613)	(61,849)
6M EURO(e)	2.500(c)	05/14/28	EUR	28,093	179,387	(221,397)	400,784
3.695(c)	12M SOFR(c)	05/31/29		$25,620	324,216	25,456	298,760
3.500(c)	12M GBP(c)	08/31/29	GBP	45,435	351,985	(776,286)	1,128,271
2.457(e)	12M CDOR(e)	09/13/29	CAD	38,380	113,446	(12,332)	125,778
12M SOFR(c)	3.038(c)	09/13/29		$28,720	(471,686)	26,586	(498,272)
3.500(c)	12M GBP(c)	12/06/29	GBP	22,740	173,639	74,563	99,076
0.750(c)	12M JYOR(c)	03/19/30	JPY	8,522,000	191,129	124,536	66,593
3.000(c)	12M SOFR(c)	03/19/30		$10,120	461,883	402,733	59,150
3M STIBOR(d)	2.250(c)	03/19/30	SEK	211,190	(233,435)	149,304	(382,739)
6M EURO(e)	2.750(c)	03/19/30	EUR	15,960	416,141	553,926	(137,785)
12M GBP(c)	3.750(c)	03/19/30	GBP	140	(2,008)	13	(2,021)
3M NZDOR(d)	4.000(e)	03/19/30	NZD	13,010	167,291	124,864	42,427
6M AUDOR(e)	4.250(e)	03/19/30	AUD	16,690	103,712	125,508	(21,796)
12M CDOR(e)	2.801(e)	09/11/31	CAD	40,420	(101,052)	16,251	(117,303)
3.215(c)	12M SOFR(c)	09/12/31		$30,480	412,239	(24,970)	437,209
3.250(c)	12M SOFR(c)	03/19/32		3,600	170,967	136,653	34,314
6M EURO(e)	3.000(c)	11/10/33	EUR	18,910	477,418	198,856	278,562
1.295(c)	12M JYOR(c)	08/02/34	JPY	1,319,920	(8,912)	(95,236)	86,324
12M GBP(c)	3.500(c)	08/28/34	GBP	9,155	(240,358)	(292,355)	51,997
6M EURO(e)	2.500(c)	11/08/34	EUR	29,945	20,100	114,518	(94,418)
12M GBP(c)	3.500(c)	12/04/34	GBP	4,658	(126,085)	(82,286)	(43,799)
2.750(e)	12M CDOR(e)	03/19/35	CAD	2,390	29,072	36,430	(7,358)
0.500(c)	12M CHFOR(c)	03/19/35	CHF	4,380	(56,094)	(91,483)	35,389
3M STIBOR(d)	2.500(c)	03/19/35	SEK	54,910	(95,755)	107,760	(203,515)
12M SOFR(c)	3.250(c)	03/19/35		$1,750	(116,000)	(91,408)	(24,592)
12M GBP(c)	3.750(c)	03/19/35	GBP	2,120	(65,814)	(2,985)	(62,829)
3M NZDOR(d)	4.250(e)	03/19/35	NZD	12,430	186,547	180,245	6,302
6M AUDOR(e)	4.500(e)	03/19/35	AUD	5,590	45,144	71,794	(26,650)
2.750(c)	6M EURO(e)	03/19/35	EUR	5,710	(210,534)	(316,604)	106,070
3.750(c)	6M NIBOR(e)	03/19/35	NOK	26,980	51,299	(26,873)	78,172
6M EURO(e)	2.152(c)	08/09/37	EUR	13,120	(224,750)	(1,438,733)	1,213,983
6M EURO(e)	3.000(c)	01/25/39		17,950	293,370	90,375	202,995
12M SOFR(c)	3.944(c)	12/13/39		$19,520	(175,719)	(55,603)	(120,116)
1.451(c)	6M EURO(e)	08/10/42	EUR	33,220	1,128,637	(2,791,621)	3,920,258
2.500(c)	6M EURO(e)	01/25/44		42,650	(375,446)	(67,445)	(308,001)
12M JYOR(c)	2.160(c)	08/02/44	JPY	1,584,280	(139,500)	(104,202)	(35,298)
2.500(c)	6M EURO(e)	11/08/44	EUR	19,199	(171,897)	(267,975)	96,078
6M EURO(e)	1.051(c)	08/11/47		19,400	(511,508)	(1,797,735)	1,286,227
6M EURO(e)	2.000(c)	01/25/49		25,100	195,605	9,003	186,602
2.000(c)	6M EURO(e)	05/17/53		7,530	(68,474)	(66,816)	(1,658)
2.500(c)	6M EURO(e)	11/10/53		9,210	(552,807)	(522,759)	(30,048)

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3.356%(c)	12M SOFR(c)	12/13/54		$9,800	$149,312	$60,907	$88,405
2.500(c)	6M EURO(e)	03/19/55	EUR	7,080	(562,124)	(825,266)	263,142

TOTAL					$1,559,234	$(6,940,481)	$8,499,715

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made quarterly.
(e)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.865%		12/15/56	$3,100	$(332,098)	$(422,317)	$90,219

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
AT&T, Inc., 3.800%, 02/15/27	1.000%	0.343%	06/20/26	$3,475	$33,854	$18,897	$14,957
AT&T, Inc., 3.800%, 02/15/27	1.000	0.307	12/20/25	10,000	69,540	20,759	48,781
CDX.NA.IG Index 40	1.000	0.332	06/20/28	19,049	417,752	214,341	203,411
CDX.NA.IG Index 42	1.000	0.445	06/20/29	136,199	3,112,852	2,344,059	768,793

TOTAL					$3,633,998	$2,598,056	$1,035,942

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
3M IRS	MS & Co. Int. PLC	3.500%	02/24/2025	11,340,000	$11,340,000	$11,978	$40,143	$(28,165)
3Y IRS	Deutsche Bank AG (London)	1.950	05/11/2026	6,780,000	6,780,000	70,000	88,873	(18,873)
3Y IRS	Deutsche Bank AG (London)	2.050	05/13/2026	6,730,000	6,730,000	81,837	92,009	(10,172)
3Y IRS	Deutsche Bank AG (London)	2.000	11/11/2026	6,850,000	6,850,000	90,001	109,931	(19,930)

Total purchased option contracts				31,700,000	$31,700,000	$253,816	$330,956	$(77,140)

Written option contracts
Calls
3Y IRS	Deutsche Bank AG (London)	2.065	05/11/2026	(2,000,000)	(2,000,000)	(66,038)	(89,641)	23,603
3Y IRS	Deutsche Bank AG (London)	2.105	05/13/2026	(1,980,000)	(1,980,000)	(70,374)	(89,773)	19,399
3Y IRS	Deutsche Bank AG (London)	2.085	11/11/2026	(2,010,000)	(2,010,000)	(86,024)	(111,247)	25,223

Total written option contracts				(5,990,000)	$(5,990,000)	$(222,436)	$(290,661)	$68,225

TOTAL				25,710,000	$25,710,000	$31,380	$40,295	$(8,915)

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazil Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
COP	— Colombia Peso
CZK	— Czech Republic Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

GOLDMAN SACHS SHORT DURATION BOND FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
ICE	— Inter-Continental Exchange
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
REMICS	— Real Estate Mortgage Investment Conduits
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
3Y IRS	— 3 Year Interest Rate Swaptions
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CDX.NA.IG Ind 40	— CDX North America Investment Grade Index 40
CDX.NA.IG Ind 42	— CDX North America Investment Grade Index 42
CHFOR	— Swiss Franc Offered Rate
CMBX	— Commercial Mortgage Backed Securities Index
EURO	— Euro Offered Rate
JYOR	— Japanese Yen Offered Rate
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
SOFR	— Secured Overnight Financing Rate
STIBOR	— Stockholm Interbank Offered Rate

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 34.8%
Collateralized Mortgage Obligations – 0.2%
Sequential Fixed Rate – 0.2%
Federal Home Loan Mortgage Corp. REMICS Series 1980, Class Z
$33,658	7.000	%(a)	07/15/27	$ 34,375
Federal Home Loan Mortgage Corp. REMICS Series 2019, Class Z
39,180	6.500	(a)	12/15/27	39,921
Federal Home Loan Mortgage Corp. REMICS Series 4246, Class PT
33,691	6.500		02/15/36	34,899
Federal Home Loan Mortgage Corp. REMICS Series 2755, Class ZA
198,748	5.000		02/15/34	198,419
Federal National Mortgage Association REMICS Series 2012- 111, Class B
128,029	7.000		10/25/42	135,442
Federal National Mortgage Association REMICS Series 2012-153, Class B
453,737	7.000		07/25/42	483,795

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				926,851

Federal Agencies – 34.6%
Adjustable Rate Federal Home Loan Mortgage Corp.(b) – 0.2%
(RFUCC 1 yr. Treasury + 1.840%)
$73,155	7.274%		11/01/34	$ 74,399
(1 yr. CMT + 2.250%)
207,611	6.973		06/01/35	210,372
(RFUCC 1 yr. Treasury + 2.330%)
23,819	7.516		05/01/36	24,428
(RFUCC 6 mo. Treasury + 2.057%)
11,157	7.682		10/01/36	11,323
(RFUCC 1 yr. Treasury + 1.787%)
69,290	7.398		06/01/42	70,702
(RFUCC 1 yr. Treasury + 1.642%)
461,968	7.144		11/01/44	470,685

				861,909

Adjustable Rate Federal National Mortgage Association – 0.5%
(11th District Cost of Funds - Consumer + 1.695%)(b)
2,181	4.908		08/01/29	2,167
(RFUCC 1 yr. Treasury + 1.755%)(b)
19,767	7.630		07/01/32	20,111
(RFUCC 1 yr. Treasury + 1.800%)(b)
178,936	7.373		05/01/33	182,090
(11th District Cost of Funds - Consumer + 1.254%)(b)
204,999	4.591		08/01/33	205,402
(1 yr. CMT + 2.287%)(b)
74,541	6.429		02/01/34	75,712
(RFUCC 1 yr. Treasury + 1.695%)(b)
4,422	7.445		05/01/34	4,500
(RFUCC 1 yr. Treasury + 1.720%)(b)
176,952	6.681		05/01/34	180,081
15,116	6.220		03/01/35	15,424
17,884	7.095		04/01/35	18,224
(1 yr. CMT + 2.220%)(b)
121,037	7.345		06/01/34	122,997

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 1.685%)(b)
$30,066	7.185%	10/01/34	$ 30,664
(RFUCC 1 yr. Treasury + 1.621%)(b)
58,261	6.671	10/01/34	59,288
(RFUCC 1 yr. Treasury + 1.686%)(b)
39,580	6.389	03/01/35	40,301
(RFUCC 1 yr. Treasury + 1.325%)(b)
75,267	6.075	04/01/35	76,016
(RFUCC 1 yr. Treasury + 1.423%)(b)
54,151	6.226	05/01/35	54,940
(1 yr. CMT + 2.095%)(b)
45,044	6.634	10/01/35	45,738
(RFUCC 1 yr. Treasury + 1.687%)(b)
121,920	6.215	03/01/36	124,426
(RFUCC 1 yr. Treasury + 1.950%)(b)
342,569	6.950	04/01/36	350,924
(RFUCC 1 yr. Treasury + 1.985%)(b)
80,324	7.985	06/01/36	82,356
(1 yr. MTA + 2.198%)(b)
238,904	7.134	07/01/36	243,827
(RFUCC 1 yr. Treasury + 1.935%)(b)
45,670	6.816	11/01/36	46,778
3,335	6.560	11/01/36	3,412
(RFUCC 1 yr. Treasury + 1.712%)(b)
254,792	7.160	07/01/37	260,811

			2,246,189

Adjustable Rate Government National Mortgage Association – 0.2%
(1 yr. CMT + 1.500%)(b)
35,657	4.875	05/20/34	35,905
104,055	4.625	07/20/34	104,505
103,492	4.625	08/20/34	103,952
651,906	4.625	09/20/34	654,816
91,729	3.750	10/20/34	92,395
102,011	3.750	12/20/34	102,770

			1,094,343

Federal Home Loan Mortgage Corp. – 0.4%
3,165	7.500	01/01/31	3,332
10,468	4.500	07/01/33	10,323
271,433	4.500	08/01/33	267,663
554,147	4.500	09/01/33	546,447
47,808	4.500	10/01/33	47,142
1,613	4.500	04/01/34	1,591
1,276	4.500	04/01/35	1,256
1,013	4.500	07/01/35	998
2,195	4.500	08/01/35	2,162
10,040	4.500	09/01/35	9,892
3,001	4.500	10/01/35	2,955
514	4.500	12/01/35	506
409	4.500	05/01/36	403
36,568	4.500	01/01/38	36,011
544	4.500	04/01/38	529
294	4.500	05/01/38	286
2,309	4.500	06/01/38	2,274
60,975	4.500	09/01/38	59,349
1,284	4.500	01/01/39	1,251

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$31,079	4.500%	02/01/39	$ 30,267
17,001	4.500	03/01/39	16,558
3,491	4.500	04/01/39	3,400
88,160	4.500	05/01/39	85,864
272,789	4.500	06/01/39	265,679
10,768	4.500	07/01/39	10,487
12,651	4.500	08/01/39	12,323
17,022	4.500	09/01/39	16,577
3,182	4.500	10/01/39	3,099
5,738	4.500	11/01/39	5,588
6,881	4.500	12/01/39	6,702
10,774	4.500	01/01/40	10,493
2,828	4.500	02/01/40	2,751
7,000	4.500	04/01/40	6,804
11,927	4.500	05/01/40	11,586
14,503	4.500	06/01/40	14,088
11,010	4.500	07/01/40	10,696
10,046	4.500	08/01/40	9,760
7,009	4.500	09/01/40	6,810
2,946	4.500	10/01/40	2,862
3,786	4.500	02/01/41	3,670
11,179	4.500	03/01/41	10,834
21,535	4.500	04/01/41	20,870
22,004	4.500	05/01/41	21,325
39,167	4.500	06/01/41	37,958
3,394	4.500	07/01/41	3,290
106,968	4.500	08/01/41	103,675
112,187	4.500	09/01/41	108,977
7,066	4.500	12/01/41	6,848
99,178	4.500	03/01/42	96,118

			1,940,329

Federal National Mortgage Association – 0.0%
77,481	7.500	10/01/37	81,441

Government National Mortgage Association – 10.9%
860	6.500	01/15/32	876
2,548	6.500	02/15/32	2,615
1,971	6.500	08/15/34	2,053
7,587	6.500	05/15/35	7,770
1,285	6.500	06/15/35	1,317
5,916	6.500	07/15/35	6,060
2,234	6.500	08/15/35	2,289
4,378	6.500	09/15/35	4,486
7,596	6.500	11/15/35	7,787
2,574	6.500	12/15/35	2,635
13,292	6.500	01/15/36	13,609
14,969	6.500	02/15/36	15,355
8,480	6.500	03/15/36	8,689
27,108	6.500	04/15/36	27,932
30,620	6.500	05/15/36	31,398
26,868	6.500	06/15/36	27,558
95,394	6.500	07/15/36	98,673
96,560	6.500	08/15/36	99,844
214,533	6.500	09/15/36	222,370
77,172	6.500	10/15/36	79,808
112,996	6.500	11/15/36	117,929
38,704	6.500	12/15/36	39,849

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$15,570	6.500%	01/15/37	$ 15,978
12,608	6.500	02/15/37	12,975
7,915	6.500	03/15/37	8,116
11,691	6.500	04/15/37	12,029
4,383	6.500	05/15/37	4,597
19,754	6.500	09/15/37	20,332
28,381	6.500	10/15/37	30,298
14,763	6.500	11/15/37	15,232
8,053	6.500	05/15/38	8,292
29,661	6.000	11/15/38	30,399
1,991	6.500	01/15/39	2,032
3,308	6.500	02/15/39	3,386
1,977,455	4.500	08/20/47	1,902,521
42,578	4.500	02/20/48	40,898
103,161	4.500	05/20/48	98,704
529,909	4.500	09/20/48	506,020
3,831,563	5.000	09/20/48	3,770,625
145,128	5.000	10/20/48	142,638
3,019	5.000	11/20/48	2,967
1,442,518	4.500	12/20/48	1,376,585
3,303,664	5.000	12/20/48	3,246,992
290,210	4.500	01/20/49	276,945
1,693,895	5.000	01/20/49	1,664,308
25,031	5.000	03/20/49	24,601
880,207	4.000	04/20/49	816,683
10,782	5.000	05/20/49	10,597
391,410	5.000	06/20/49	384,695
59,705	5.000	11/20/49	58,868
646,682	5.000	12/20/49	634,779
174,123	5.000	07/20/50	172,488
476,555	4.000	01/20/51	440,860
414,269	2.500	09/20/51	343,302
815,666	2.500	10/20/51	676,955
3,726,583	3.000	11/20/51	3,233,248
510,406	2.500	11/20/51	423,448
5,316,149	3.000	12/20/51	4,609,060
1,111,055	2.500	12/20/51	924,316
2,564,485	4.500	09/20/52	2,432,685
3,058,505	4.500	10/20/52	2,901,315
9,000,000	2.500	TBA-30yr(c)	7,505,106
11,000,000	5.500	TBA-30yr(c)	10,901,537

			50,508,314

Uniform Mortgage-Backed Security – 22.4%
125,261	4.500	11/01/36	121,239
36,724	4.500	02/01/39	35,713
51,808	4.500	04/01/39	50,391
2,704	4.500	08/01/39	2,629
127,795	4.500	08/01/41	124,092
93,262	4.500	10/01/41	90,267
2,949,981	4.000	08/01/45	2,767,172
298,145	4.500	06/01/48	284,230
2,013,235	4.500	07/01/48	1,919,272
511,502	4.500	08/01/48	487,629
136,066	4.500	09/01/48	129,715
2,323,683	4.500	10/01/48	2,225,181
1,057,922	4.500	01/01/49	1,008,485
1,474,045	4.000	01/01/49	1,369,620

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$243,105	4.500%		03/01/49	$ 231,606
135,274	5.000		07/01/49	132,722
372,154	4.000		03/01/50	344,743
471,176	4.500		05/01/50	448,486
2,678,022	2.000		10/01/50	2,101,503
2,676,933	2.000		11/01/50	2,099,818
10,413,294	2.500		02/01/51	8,547,295
13,898,015	2.000		05/01/51	10,874,726
12,579,617	4.500		06/01/52	11,954,478
3,355,641	5.500		09/01/52	3,345,158
3,217,293	6.000		11/01/52	3,278,541
1,600,375	6.000		12/01/52	1,626,057
801,101	6.000		01/01/53	812,454
1,644,319	5.500		04/01/53	1,633,016
876,271	6.500		12/01/53	907,256
5,716,372	6.500		06/01/54	5,927,436
3,000,000	4.000		TBA-30yr(c)	2,739,375
7,000,000	5.500		TBA-30yr(c)	6,903,476
12,000,000	6.000		TBA-30yr(c)	12,053,437
17,000,000	6.500		TBA-30yr(c)	17,357,265

				103,934,483

TOTAL FEDERAL AGENCIES				$160,667,008

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $169,707,303)				$161,593,859

Agency Debentures – 12.9%
United States Dollar – 12.9%
Federal Farm Credit Banks Funding Corp. (Federal Reserve Bank Prime Loan Rate - 3.060%)
$2,925,000	4.440	%(b)	03/24/26	$ 2,923,274
Federal Home Loan Banks
13,950,000	3.500		06/11/32	12,864,830
Tennessee Valley Authority
44,850,000	0.750		05/15/25	44,254,392

TOTAL AGENCY DEBENTURES (Cost $61,966,783)				$ 60,042,496

U.S. Treasury Obligations – 61.8%
U.S. Treasury Bonds
$410,000	3.375%		05/15/44	$ 332,420
10,000	3.000		11/15/45	7,522
200,000	2.875		11/15/46	145,375
59,500	4.000		11/15/52	51,886
U.S. Treasury Inflation-Indexed Bonds
2,885,155	1.500		02/15/53	2,311,167
U.S. Treasury Notes
1,817,000	3.875		03/31/25	1,814,871
12,000	0.750		03/31/26	11,494
40,660,000	0.750		04/30/26	38,835,065
43,990,000	3.625		05/15/26	43,630,863

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – (continued)
U.S. Treasury Notes – (continued)
$38,860,000	0.750%	05/31/26	$ 37,011,114
22,170,000	0.875	06/30/26	21,097,007
56,560,000	0.625	07/31/26	53,455,828
4,200,000	1.375	08/31/26	4,008,211
5,940,000	1.125	10/31/26	5,616,084
12,630,000	2.250	11/15/27	11,942,257
11,010,000	1.125	02/29/28	9,988,995
1,670,000	1.250	03/31/28	1,516,960
11,090,000	1.250	04/30/28	10,044,248
5,680,000	1.250	05/31/28	5,130,637
2,210,000	1.750	01/31/29	1,995,906
5,630,000	2.625	02/15/29	5,264,490
4,910,000	3.500	04/30/30	4,699,791
10,070,000	0.625	05/15/30	8,266,054
2,700,000	3.750	05/31/30	2,613,937
3,950,000	3.750	06/30/30	3,821,934
8,925,200	0.625	08/15/30	7,252,422
4,650,000	4.500	12/31/31	4,655,086
1,690,000	4.375	05/15/34	1,665,178

TOTAL U.S. TREASURY OBLIGATIONS (Cost $291,233,652)			$287,186,802

Shares	Dividend Rate		Value

Investment Company(d) – 1.4%
Goldman Sachs Financial Square Government Fund — Institutional Shares
6,654,391	4.392%		$ 6,654,391
(Cost $6,654,391)

TOTAL INVESTMENTS – 110.9% (Cost $529,562,129)			$515,477,548

OTHER ASSETS IN EXCESS OF LIABILITIES – (10.9)%			(50,633,821)

NET ASSETS – 100.0%			$464,843,727

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $57,460,196 which represents approximately 12.4% of net assets as of December 31, 2024.

(d)	Represents an affiliated issuer.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	3.000%	TBA - 30yr	01/15/25	$(9,000,000)	$(7,796,200)
Government National Mortgage Association	4.500	TBA - 30yr	01/21/25	(10,000,000)	(9,448,373)
Government National Mortgage Association	5.000	TBA - 30yr	01/15/25	(10,000,000)	(9,698,789)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(18,000,000)	(13,983,748)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	01/15/25	(10,000,000)	(8,132,811)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(20,000,000)	(18,796,872)

(PROCEEDS RECEIVED: $(69,358,438))					$(67,856,793)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	953	03/31/25	$195,945,735	$12,030

Short position contracts:
10 Year U.S. Treasury Notes	(314)	03/20/25	(34,147,500)	456,548
20 Year U.S. Treasury Bonds	(47)	03/20/25	(5,350,656)	173,903
5 Year U.S. Treasury Notes	(158)	03/31/25	(16,796,141)	98,373
Ultra 10-Year U.S. Treasury Notes	(208)	03/20/25	(23,153,000)	403,405
Ultra Long U.S. Treasury Bonds	(41)	03/20/25	(4,875,156)	166,583

Total				$1,298,812

TOTAL FUTURES CONTRACTS				$1,310,842

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)	Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(b)	4.396(b)	03/19/25	$232,930	$24,877	$8,491	$16,386
3.695%(c)	12M SOFR(c)	05/31/29	7,980	100,985	7,878	93,107
12M SOFR(c)	3.944%(c)	12/13/39	5,360	(48,250)	(22,712)	(25,538)
3.355(c)	12M SOFR(c)	12/13/54	2,710	41,289	22,948	18,341

TOTAL				$118,901	$16,605	$102,296

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Currency Abbreviations:
USD	— U.S. Dollar

Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
MTA	— Monthly Treasury Average
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year

Abbreviation:
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 55.8%
Aerospace & Defense(a)(b) – 0.8%
BAE Systems Holdings, Inc.
$15,375,000	3.850%		12/15/25	$ 15,233,857

Agriculture(a) – 0.3%
Philip Morris International, Inc.
6,023,000	2.750		02/25/26	5,895,433

Automotive – 5.7%
American Honda Finance Corp.(c)
(Secured Overnight Financing Rate + 0.710%)
4,730,000	5.369		01/09/26	4,738,277
(Secured Overnight Financing Rate + 0.720%)
5,045,000	5.528		10/05/26	5,050,903
BMW U.S. Capital LLC(b)
4,950,000	4.650		08/13/26	4,951,683
(Secured Overnight Financing Rate + 0.800%)
6,368,000	5.294	(c)	08/13/26	6,391,880
General Motors Co.(a)
3,467,000	6.125		10/01/25	3,493,765
General Motors Financial Co., Inc.
4,000,000	2.750	(a)	06/20/25	3,959,800
(Secured Overnight Financing Rate + 1.050%)
8,337,000	5.687	(c)	07/15/27	8,346,337
Hyundai Capital America(b)(c)
(Secured Overnight Financing Rate + 1.030%)
13,073,000	5.426		09/24/27	13,092,871
(Secured Overnight Financing Rate + 1.500%)
13,476,000	6.176		01/08/27	13,620,867
Mercedes-Benz Finance North America LLC(b)
10,600,000	4.875		07/31/26	10,630,528
PACCAR Financial Corp.
2,407,000	1.800		02/06/25	2,400,068
Volkswagen Group of America Finance LLC(b)
3,163,000	5.400		03/20/26	3,174,482
8,500,000	4.900		08/14/26	8,469,315
(Secured Overnight Financing Rate + 0.830%)
9,796,000	5.227	(c)	03/20/26	9,786,792
(Secured Overnight Financing Rate + 1.060%)
7,343,000	5.546	(c)	08/14/26	7,357,833

				105,465,401

Banks – 33.1%
Banco Santander SA
5,600,000	5.147		08/18/25	5,610,304
Bank of America Corp.(a)(c) (3 mo. USD Term SOFR + 1.072%)
3,982,000	3.366		01/23/26	3,977,341
Bank of America NA(a)(c) (Secured Overnight Financing Rate + 1.020%)
8,020,000	5.502		08/18/26	8,084,000
Bank of Montreal(c)
(Secured Overnight Financing Rate + 0.880%)
9,634,000	5.310	(a)	09/10/27	9,670,802
(Secured Overnight Financing Rate + 1.160%)
9,755,000	5.583		12/11/26	9,853,038
Bank of Nova Scotia
22,263,000	5.450		06/12/25	22,333,128
4,152,000	1.300		09/15/26	3,926,837
Banque Federative du Credit Mutuel SA(b)
6,113,000	4.524		07/13/25	6,106,215

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banque Federative du Credit Mutuel SA(b) – (continued)
$5,769,000	4.935%		01/26/26	$ 5,781,403
1,542,000	5.896		07/13/26	1,564,344
(Secured Overnight Financing Rate + 0.410%)
4,984,000	4.948	(c)	02/04/25	4,984,150
(Secured Overnight Financing Rate + 1.130%)
9,494,000	5.718	(c)	01/23/27	9,558,464
(Secured Overnight Financing Rate + 1.400%)
7,345,000	6.046	(c)	07/13/26	7,424,840
BPCE SA (b)
2,000,000	2.375		01/14/25	1,998,340
9,417,000	1.000		01/20/26	9,051,150
9,369,000	5.100		01/26/26	9,372,560
(Secured Overnight Financing Rate + 0.960%)
8,995,000	5.357	(c)	09/25/25	9,025,313
Canadian Imperial Bank of Commerce (c)
(Secured Overnight Financing Rate + 0.930%)
8,110,000	5.353	(a)	09/11/27	8,140,007
(Secured Overnight Financing Rate + 1.220%)
12,651,000	5.614		10/02/26	12,778,269
Citibank NA (a)
10,956,000	4.929		08/06/26	11,000,153
(Secured Overnight Financing Rate + 0.712%)
6,600,000	5.192	(c)	11/19/27	6,607,062
(Secured Overnight Financing Rate + 1.060%)
9,176,000	5.502	(c)	12/04/26	9,257,391
Citigroup, Inc.(a)(c)
(Secured Overnight Financing Rate + 0.694%)
4,117,000	2.014		01/25/26	4,106,460
(Secured Overnight Financing Rate + 1.528%)
4,350,000	5.928		03/17/26	4,359,352
Credit Agricole SA(b)
5,973,000	5.589		07/05/26	6,040,375
(Secured Overnight Financing Rate + 0.870%)
10,000,000	5.293	(c)	03/11/27	10,033,100
Deutsche Bank AG(a)(c) (Secured Overnight Financing Rate + 3.190%)
8,610,000	6.119		07/14/26	8,658,819
Federation des Caisses Desjardins du Quebec(b)
5,015,000	4.400		08/23/25	5,004,870
(Secured Overnight Financing Rate + 1.094%)
1,575,000	5.278	(a)(c)	01/23/26	1,575,016
HSBC Holdings PLC(a)(c) (Secured Overnight Financing Rate + 1.929%)
8,257,000	2.099		06/04/26	8,157,008
HSBC USA, Inc.
5,133,000	5.625		03/17/25	5,142,239
(Secured Overnight Financing Rate + 0.960%)
11,023,000	5.402	(c)	03/04/27	11,071,611
ING Groep NV
9,048,000	4.625	(b)	01/06/26	9,047,638
(1 yr. CMT + 1.100%)
8,732,000	1.400	(a)(b)(c)	07/01/26	8,578,579
(Secured Overnight Financing Rate + 1.640%)
2,352,000	3.869	(a)(c)	03/28/26	2,345,579
9,973,000	6.038	(a)(c)	03/28/26	10,001,622
Intesa Sanpaolo SpA(b)
11,359,000	7.000		11/21/25	11,552,671

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
JPMorgan Chase & Co.(a)(c) (3 mo. USD Term SOFR + 1.585%)
$3,709,000	2.005%		03/13/26	$ 3,687,191
JPMorgan Chase Bank NA(a)(c) (Secured Overnight Financing Rate + 1.000%)
8,839,000	5.433		12/08/26	8,932,782
KeyBank NA
5,000,000	4.150		08/08/25	4,971,650
Lloyds Banking Group PLC(a)(c) (1 yr. CMT + 1.750%)
1,600,000	4.716		08/11/26	1,596,768
Macquarie Bank Ltd.(b)(c)
(Secured Overnight Financing Rate + 0.920%)
6,871,000	5.405		07/02/27	6,912,089
(Secured Overnight Financing Rate + 1.200%)
6,000,000	5.700		12/07/26	6,062,700
(Secured Overnight Financing Rate + 1.240%)
6,867,000	5.727		06/15/26	6,925,575
Mitsubishi UFJ Financial Group, Inc.
6,731,000	1.412		07/17/25	6,610,313
(Secured Overnight Financing Rate + 0.940%)
11,406,000	5.469	(a)(c)	02/20/26	11,413,984
Mizuho Financial Group, Inc.
5,455,000	2.839		09/13/26	5,295,496
Morgan Stanley(a)(c)
6,344,000	2.630		02/18/26	6,324,524
(Secured Overnight Financing Rate + 0.950%)
2,054,000	5.431		02/18/26	2,055,766
Morgan Stanley Bank NA(a)(c)
(Secured Overnight Financing Rate + 0.685%)
7,224,000	5.306		10/15/27	7,226,384
(Secured Overnight Financing Rate + 1.165%)
12,535,000	5.728		10/30/26	12,671,506
National Bank of Canada(a)(c) (Secured Overnight Financing Rate +0.900%)
5,728,000	5.298		03/25/27	5,741,346
National Securities Clearing Corp.(b)
10,738,000	5.150		06/26/26	10,830,025
NatWest Markets PLC(b)(c) (Secured Overnight Financing Rate + 0.900%)
14,800,000	5.382		05/17/27	14,854,464
PNC Bank NA(a)
4,967,000	3.250		06/01/25	4,935,162
Royal Bank of Canada(a)(c) (Secured Overnight Financing Rate + 0.720%)
4,388,000	5.334		10/18/27	4,391,642
Skandinaviska Enskilda Banken AB(b)
4,552,000	1.200		09/09/26	4,303,188
(Secured Overnight Financing Rate + 0.890%)
10,253,000	5.328	(c)	03/05/27	10,291,961
Societe Generale SA(b)(c)
(1 yr. CMT + 1.050%)
16,068,000	2.226	(a)	01/21/26	16,038,756
(Secured Overnight Financing Rate + 1.100%)
7,186,000	5.578		02/19/27	7,185,425
Standard Chartered Bank(c) (Secured Overnight Financing Rate + 0.650%)
11,099,000	5.318		10/08/26	11,102,330
Standard Chartered PLC(a)(b)(c) (3 mo. USD LIBOR + 1.209%)
15,892,000	2.819		01/30/26	15,859,898

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
State Street Corp.(a)(c) (Secured Overnight Financing Rate + 0.845%)
$4,891,000	5.384%		08/03/26	$ 4,919,955
Sumitomo Mitsui Financial Group, Inc.
5,000,000	3.784		03/09/26	4,948,200
14,272,000	5.880		07/13/26	14,514,624
7,434,000	2.632		07/14/26	7,207,858
Sumitomo Mitsui Trust Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.980%)
15,148,000	5.482		09/10/27	15,281,757
Toronto-Dominion Bank
2,708,000	5.532		07/17/26	2,739,765
(Secured Overnight Financing Rate + 0.480%)
13,035,000	4.947	(c)	08/29/25	13,060,679
(Secured Overnight Financing Rate + 0.620%)
4,636,000	5.031	(c)	12/17/26	4,639,338
(Secured Overnight Financing Rate + 1.080%)
10,259,000	5.700	(c)	07/17/26	10,337,584
UBS AG
15,005,000	7.950		01/09/25	15,014,003
4,000,000	3.700		02/21/25	3,992,520
UBS Group AG
3,976,000	3.750		03/26/25	3,964,112
5,006,000	4.125	(b)	04/15/26	4,957,191
Wells Fargo & Co.(a)(c)
(3 mo. USD Term SOFR + 1.012%)
6,062,000	2.164		02/11/26	6,043,329
(Secured Overnight Financing Rate + 1.320%)
2,334,000	5.898		04/25/26	2,340,559
(Secured Overnight Financing Rate + 1.560%)
5,014,000	4.540		08/15/26	5,003,170
Wells Fargo Bank NA(a)(c)
(Secured Overnight Financing Rate + 1.060%)
6,115,000	5.571		08/07/26	6,167,711
(Secured Overnight Financing Rate + 1.070%)
10,613,000	5.493		12/11/26	10,718,493

				613,851,823

Beverages(c) – 0.4%
Keurig Dr. Pepper, Inc. (Secured Overnight Financing Rate + 0.880%)
7,500,000	5.294		03/15/27	7,560,075

Diversified Financial Services – 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(a)
12,727,000	6.500		07/15/25	12,818,380
10,106,000	2.450		10/29/26	9,677,405
Air Lease Corp.(a)
8,663,000	2.300		02/01/25	8,643,335
8,195,000	3.375		07/01/25	8,131,407
3,734,000	1.875		08/15/26	3,560,406
American Express Co.(a)(c)
(Secured Overnight Financing Rate + 0.999%)
14,567,000	4.990		05/01/26	14,572,390
(Secured Overnight Financing Rate + 1.350%)
13,810,000	5.903		10/30/26	13,905,289
Charles Schwab Corp.(a)
15,155,000	3.850		05/21/25	15,105,746

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
(Secured Overnight Financing Rate + 0.520%)
$5,422,000	5.014	%(c)	05/13/26	$ 5,417,229
Citigroup Global Markets Holdings, Inc.(a)
9,586,000	4.800		12/19/25	9,591,176
Merrill Lynch BV(b)(c) (Secured Overnight Financing Rate + 0.450%)
13,000,000	5.028		04/30/25	13,029,499

				114,452,262

Electrical(c) – 1.5%
National Rural Utilities Cooperative Finance Corp.
(Secured Overnight Financing Rate + 0.400%)
21,198,000	4.891		12/03/25	21,181,677
(Secured Overnight Financing Rate + 0.800%)
7,000,000	5.330		02/05/27	7,049,490

				28,231,167

Healthcare Providers & Services – 1.4%
PeaceHealth Obligated Group(a)
53,000	1.375		11/15/25	51,356
UPMC
25,960,000	3.600		04/03/25	25,877,903

				25,929,259

Insurance(b) – 3.6%
Corebridge Global Funding
13,789,000	5.350		06/24/26	13,912,963
(Secured Overnight Financing Rate + 1.300%)
10,000,000	5.698	(c)	09/25/26	10,098,300
Equitable Financial Life Global Funding
5,318,000	5.500		12/02/25	5,358,364
20,374,000	1.000		01/09/26	19,618,328
Great-West Lifeco U.S. Finance 2020 LP(a)
6,257,000	0.904		08/12/25	6,104,454
New York Life Global Funding(c) (Secured Overnight Financing Rate + 0.580%)
2,499,000	5.035		08/28/26	2,505,248
Pacific Life Global Funding II(c) (Secured Overnight Financing Rate + 1.050%)
8,324,000	5.623		07/28/26	8,398,666
Protective Life Global Funding
1,392,000	5.366		01/06/26	1,400,310

				67,396,633

Machinery-Diversified(c) – 0.5%
John Deere Capital Corp. (Secured Overnight Financing Rate + 0.680%)
9,000,000	5.337		07/15/27	9,032,580

Media(a) – 0.2%
Comcast Corp.
3,421,000	3.150		03/01/26	3,368,898

Mining – 0.5%
Newmont Corp./Newcrest Finance Pty. Ltd.
10,150,000	5.300		03/15/26	10,212,727

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(a) – 0.1%
MPLX LP
$2,000,000	4.875%	06/01/25	$ 1,998,500

Retailing – 0.6%
Dollar General Corp.(a)
1,983,000	4.150	11/01/25	1,969,754
Home Depot, Inc.
8,328,000	5.150	06/25/26	8,411,280

			10,381,034

Savings & Loans(b) – 0.5%
Nationwide Building Society
8,455,000	3.900	07/21/25	8,422,195

Software(a) – 0.1%
Oracle Corp.
2,774,000	2.500	04/01/25	2,756,940

Telecommunication Services(a)(b) – 0.3%
NTT Finance Corp.
5,697,000	1.162	04/03/26	5,454,137

TOTAL CORPORATE OBLIGATIONS (Cost $1,031,157,118)			$1,035,642,921

Asset-Backed Securities(a) – 9.5%
Automotive – 7.7%
BMW Vehicle Lease Trust Series 2023-2, Class A4
$10,800,000	5.980%	02/25/27	$ 10,968,865
BMW Vehicle Owner Trust Series 2023-A, Class A3
7,820,000	5.470	02/25/28	7,892,663
Chase Auto Owner Trust Series 2024-5A, Class A2(b)
8,000,000	4.400	11/26/27	7,992,470
Drive Auto Receivables Trust Series 2024-2, Class A2
4,375,000	4.940	12/15/27	4,380,743
Exeter Automobile Receivables Trust Series 2024-5A, Class A2
7,050,000	4.790	04/15/27	7,051,127
Exeter Automobile Receivables Trust Series 2024-5A, Class A3
5,600,000	4.450	03/15/28	5,580,339
Ford Credit Auto Owner Trust Series 2020-2, Class A(b)
4,775,000	1.060	04/15/33	4,646,997
GM Financial Automobile Leasing Trust Series 2023-3, Class A3
10,050,000	5.380	11/20/26	10,101,342
GM Financial Automobile Leasing Trust Series 2024-3, Class A3
8,225,000	4.210	10/20/27	8,177,966
Hyundai Auto Lease Securitization Trust Series 2024-C, Class A2A(b)
4,650,000	4.770	03/15/27	4,662,164
Hyundai Auto Receivables Trust Series 2023-A, Class A3
8,799,793	4.580	04/15/27	8,802,880
Mercedes-Benz Auto Lease Trust Series 2024-B, Class A2A
8,000,000	4.570	12/15/26	8,001,003
Santander Drive Auto Receivables Trust Series 2023-4, Class A3
4,000,000	5.730	04/17/28	4,025,873
Santander Drive Auto Receivables Trust Series 2024-5, Class A2
9,425,000	4.880	09/15/27	9,441,508
Tesla Auto Lease Trust Series 2023-B, Class A3(b)
6,000,000	6.130	09/21/26	6,043,551

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(a) – (continued)
Automotive – (continued)
Toyota Lease Owner Trust Series 2024-A, Class A3(b)
$9,000,000	5.250%	04/20/27	$ 9,074,067
Toyota Lease Owner Trust Series 2024-B, Class A2A(b)
8,000,000	4.310	02/22/27	7,989,079
Volkswagen Auto Loan Enhanced Trust Series 2024-1, Class A2A
8,850,000	4.650	11/22/27	8,863,585
World Omni Auto Receivables Trust Series 2023-B, Class A3
9,000,000	4.660	05/15/28	9,009,499

			142,705,721

Collateralized Loan Obligations(b)(c) – 0.4%
Balboa Bay Loan Funding Ltd. Series 2020-1A, Class X (3 mo. USD Term SOFR + 1.030%)
4,000,000	5.611	10/20/35	4,000,176
Halsey Point CLO I Ltd. Series 2019-1A, Class XR (3 mo. USD Term SOFR + 1.100%)
4,500,000	5.661	10/20/37	4,500,815

			8,500,991

Credit Card – 1.4%
American Express Credit Account Master Trust Series 2022-3, Class A
7,762,000	3.750	08/15/27	7,728,906
Capital One Multi-Asset Execution Trust Series 2022-A2, Class A
10,771,000	3.490	05/15/27	10,730,372
Discover Card Execution Note Trust Series 2022-A4, Class A
6,770,000	5.030	10/15/27	6,801,175

			25,260,453

TOTAL ASSET-BACKED SECURITIES (Cost $176,620,622)			$ 176,467,165

Municipal Debt Obligations – 1.0%
California – 0.3%
Los Angeles Unified School District CA GO Bonds Taxable Series QRR
$2,620,000	4.850%	01/01/25	$ 2,620,000
Riverside County RB Taxable Series 2020(a)
2,560,000	2.667	02/15/25	2,554,315

			5,174,315

New Jersey(a) – 0.4%
New Jersey Transportation Trust Fund Authority RB (Refunding) Taxable Series-BB
8,500,000	5.093	06/15/25	8,518,052

Texas(a) – 0.3%
San Antonio GO Bonds Taxable Series 2023
5,065,000	5.635	02/01/26	5,068,175

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $18,741,873)			$ 18,760,542

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 5.3%
U.S. Treasury Notes
$21,307,700	4.750%		07/31/25	$ 21,363,466
7,772,200	5.000		08/31/25	7,808,936
29,029,500	5.000		10/31/25	29,198,461
29,816,900	4.250		01/31/26	29,820,394
9,785,000	4.875		05/31/26	9,867,179

TOTAL U.S. TREASURY OBLIGATIONS (Cost $97,547,119)				$ 98,058,436

Shares	Dividend Rate			Value

Investment Company(d) – 4.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
75,013,310	4.392%			$ 75,013,310
(Cost $75,013,310)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – 22.6%
Certificates of Deposit – 15.9%
ASB Bank Ltd.(b)(c) (Secured Overnight Financing Rate + 0.370%)
$5,192,000	4.680%		05/08/25	$ 5,195,052
Bank of Nova Scotia(c)
(Secured Overnight Financing Rate + 0.350%)
1,403,000	4.810		04/04/25	1,403,464
(Secured Overnight Financing Rate + 0.510%)
589,000	4.970		01/03/25	589,022
Bayerische Landesbank
4,100,000	5.210		01/10/25	4,100,685
(Secured Overnight Financing Rate + 0.450%)
21,321,000	4.910	(c)	04/14/25	21,334,694
BNP Paribas SA
10,260,000	5.290		02/21/25	10,270,189
5,000,000	4.770		05/27/25	5,004,152
3,061,000	4.390		10/07/25	3,056,445
Canadian Imperial Bank of Commerce(b)(c) (Secured Overnight Financing Rate + 0.300%)
2,788,000	5.650		03/05/25	2,788,917
Collateralized Commercial Paper FLEX Co. LLC(a)(b)(c)
(Secured Overnight Financing Rate + 0.400%)
12,896,000	4.930		05/20/25	12,904,117
9,029,000	4.930		12/02/25	9,028,590
(Secured Overnight Financing Rate + 0.450%)
11,372,000	4.980		12/10/25	11,372,703
Credit Agricole Corporate & Investment Bank SA
5,918,000	4.640		11/13/25	5,922,614
(Secured Overnight Financing Rate + 0.590%)
7,965,000	5.050	(c)	08/28/25	7,982,013
Deutsche Bank AG
5,300,000	4.630		11/06/25	5,301,064
(Secured Overnight Financing Rate + 0.390%)
3,138,000	4.850	(c)	11/21/25	3,138,536

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investments – (continued)
Certificates of Deposit – (continued)
(Secured Overnight Financing Rate + 0.400%)
$8,681,000	4.860	%(c)	05/22/25	$ 8,686,909
9,500,000	5.052	(c)	10/10/25	9,504,366
HSBC Bank PLC(b)(c) (Secured Overnight Financing Rate + 0.360%)
4,858,000	4.670		06/04/25	4,861,475
Kookmin Bank
8,406,000	4.780		11/28/25	8,408,621
(Secured Overnight Financing Rate + 0.600%)
11,456,000	5.060	(c)	01/08/25	11,457,136
6,902,000	5.060	(c)	03/20/25	6,907,519
(Secured Overnight Financing Rate + 0.650%)
12,398,000	5.110	(c)	01/29/25	12,402,816
Macquarie Bank Ltd.(b)(c)
(Secured Overnight Financing Rate + 0.400%)
6,452,000	4.710		06/24/25	6,455,665
(Secured Overnight Financing Rate + 0.430%)
5,619,000	4.740		01/13/26	5,619,106
Mitsubishi UFJ Trust & Banking Corp.(c) (Secured Overnight Financing Rate + 0.400%)
10,015,000	4.860		05/01/25	10,022,470
National Bank of Kuwait
10,025,000	4.860		05/16/25	10,027,617
(Secured Overnight Financing Rate + 0.630%)
19,000,000	5.090	(c)	12/12/25	18,999,962
Norddeutsche Landesbank-Girozentrale
17,734,000	5.550		01/10/25	17,738,500
Skandinaviska Enskilda Banken AB(c) (Secured Overnight Financing Rate + 0.280%)
4,699,000	4.740		02/14/25	4,699,781
Standard Chartered Bank
9,418,000	4.650		11/20/25	9,429,382
(Secured Overnight Financing Rate + 0.400%)
136,000	4.860	(c)	10/06/25	136,098
Sumitomo Mitsui Banking Corp.(c) (Secured Overnight Financing Rate + 0.240%)
4,982,000	4.700		02/13/25	4,982,596
Svenska Handelsbanken AB(c)
(Secured Overnight Financing Rate + 0.320%)
4,605,000	4.630	(b)	06/09/25	4,607,577
(Secured Overnight Financing Rate + 0.340%)
2,012,000	4.800		06/20/25	2,013,244
Toyota Motor Credit Corp.(c) (Secured Overnight Financing Rate + 0.300%)
9,045,000	4.610		06/23/25	9,047,775
Well Fargo
20,000,000	5.260		04/30/25	20,000,000

				295,400,872

Commercial Paper(e) – 6.7%
American Electric Power Co., Inc.(b)
9,424,000	0.000		06/27/25	9,210,526
Barclays Bank PLC(b)
3,331,000	0.000		04/10/25	3,289,452
BPCE SA(b)
5,951,000	0.000		11/06/25	5,727,231

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments – (continued)
Commercial Paper(e) – (continued)
CommonSpirit Health
$4,123,000	0.000%	02/12/25	$ 4,097,705
3,955,000	0.000	02/20/25	3,925,960
4,164,000	0.000	03/05/25	4,125,250
Enel Finance America LLC(b)
7,000,000	0.000	01/08/25	6,993,025
Entergy Corp.(b)
3,329,000	0.000	02/20/25	3,307,490
Glencore Funding LLC(b)
1,959,000	0.000	01/10/25	1,956,537
6,915,000	0.000	03/20/25	6,844,413
Hannover Funding Co. LLC(b)
10,000,000	0.000	03/04/25	9,919,115
18,616,000	0.000	06/06/25	18,242,732
HSBC USA, Inc.(b)
3,412,000	0.000	06/27/25	3,335,093
Intesa Sanpaolo Funding LLC
10,147,000	0.000	04/04/25	10,018,570
Lime Funding LLC(b)
5,447,000	0.000	03/21/25	5,392,651
Penske Truck Leasing Co. LP
3,881,000	0.000	02/03/25	3,863,797
Podium Funding Trust
4,586,000	0.000	08/29/25	4,450,620
Pure Grove Funding(b)
13,084,000	0.000	11/24/25	12,558,587
TELUS Corp.(b)
3,574,000	0.000	03/12/25	3,541,531
3,713,000	0.000	04/14/25	3,663,658

			124,463,943

TOTAL SHORT-TERM INVESTMENTS (Cost $419,682,916)			$ 419,864,815

TOTAL INVESTMENTS – 98.3% (Cost $1,818,762,958)			$1,823,807,189

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.7%			30,783,439

NET ASSETS – 100.0%			$1,854,590,628

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(d)	Represents an affiliated issuer.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

GOLDMAN SACHS SHORT-TERM CONSERVATIVE INCOME FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
GO	— General Obligation
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
PLC	— Public Limited Company
RB	— Revenue Bond
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – 135.0%
Collateralized Mortgage Obligations – 9.8%
Interest Only(a) – 1.0%
Federal Home Loan Mortgage Corp. REMICS Series 4468, Class SY (-1X 1 mo. USD Term SOFR + 5.986%)
$92,598	1.388	%(b)	05/15/45	$ 8,820
Federal Home Loan Mortgage Corp. REMICS Series 5012, Class DI
142,518	4.000		09/25/50	30,269
Federal Home Loan Mortgage Corp. REMICS Series 4583, Class ST (-1X 1 mo. USD Term SOFR + 5.886%)
414,601	1.288	(b)	05/15/46	40,363
Federal Home Loan Mortgage Corp. REMICS Series 4314, Class SE (-1X 1 mo. USD Term SOFR + 5.936%)
92,722	1.338	(b)	03/15/44	7,917
Federal Home Loan Mortgage Corp. REMICS Series 4998, Class GI
467,103	4.000		08/25/50	98,126
Federal Home Loan Mortgage Corp. REMICS Series 4456
53,088	4.500		10/15/44	10,701
Federal National Mortgage Association REMICS Series 2017-104, Class SB (-1X 1 mo. USD Term SOFR + 6.036%)
269,497	1.467	(b)	01/25/48	28,361
Federal National Mortgage Association REMICS Series 2018-8, Class SA (-1X 1 mo. USD Term SOFR + 6.036%)
217,212	1.467	(b)	02/25/48	22,193
Federal National Mortgage Association REMICS Series 2007-36, Class SN (-1X 1 mo. USD Term SOFR + 6.656%)
137,369	2.087	(b)	04/25/37	11,350
Federal National Mortgage Association REMICS Series 2008-17, Class SI (-1X 1 mo. USD Term SOFR + 6.186%)
171,194	1.617	(b)	03/25/38	11,061
Government National Mortgage Association REMICS Series 2014-132, Class SL (-1X 1 mo. USD Term SOFR + 5.986%)
117,887	1.615	(b)(c)	10/20/43	5,450
Government National Mortgage Association REMICS Series 2015-129, Class IC
191,208	4.500	(c)	09/16/45	36,450
Government National Mortgage Association REMICS Series 2017-112, Class SJ (-1X 1 mo. USD Term SOFR + 5.546%)
461,192	1.175	(b)(c)	07/20/47	40,440
Government National Mortgage Association REMICS Series 2018-7, Class DS (-1X 1 mo. USD Term SOFR + 5.586%)
995,834	1.215	(b)(c)	01/20/48	90,802
Government National Mortgage Association REMICS Series 2018-67, Class PS (-1X 1 mo. USD Term SOFR + 6.086%)
398,350	1.715	(b)(c)	05/20/48	43,888
Government National Mortgage Association REMICS Series 2018-124, Class SN (-1X 1 mo. USD Term SOFR + 6.086%)
552,642	1.715	(b)(c)	09/20/48	61,714
Government National Mortgage Association REMICS Series 2019-6, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
145,616	1.565	(b)(c)	01/20/49	14,970

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2019-1, Class SN (-1X 1 mo. USD Term SOFR + 5.936%)
$217,416	1.565	%(b)(c)	01/20/49	$ 22,561
Government National Mortgage Association REMICS Series 2019-78, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
138,222	1.615	(b)(c)	06/20/49	14,267
Government National Mortgage Association REMICS Series 2019-151, Class NI
1,123,913	3.500	(c)	10/20/49	202,881
Government National Mortgage Association REMICS Series 2020-21, Class SA (-1X 1 mo. USD Term SOFR + 5.936%)
570,646	1.565	(b)(c)	02/20/50	63,397
Government National Mortgage Association REMICS Series 2020-78, Class DI
580,223	4.000	(c)	06/20/50	126,754
Government National Mortgage Association REMICS Series 2020-146, Class KI
1,401,572	2.500	(c)	10/20/50	206,850
Government National Mortgage Association REMICS Series 2020-146, Class IM
1,022,197	2.500	(c)	10/20/50	149,061
Government National Mortgage Association REMICS Series 2013-124, Class CS (-1X 1 mo. USD Term SOFR + 5.936%)
504,824	1.565	(b)(c)	08/20/43	46,595
Government National Mortgage Association REMICS Series 2015-111, Class IM
265,559	4.000	(c)	08/20/45	46,125
Government National Mortgage Association REMICS Series 2016-27, Class IA
146,716	4.000	(c)	06/20/45	21,092
Government National Mortgage Association REMICS Series 2019-110, Class SD (-1X 1 mo. USD Term SOFR + 5.986%)
402,144	1.615	(b)(c)	09/20/49	39,269
Government National Mortgage Association REMICS Series 2019-110, Class SE (-1X 1 mo. USD Term SOFR + 5.986%)
423,621	1.615	(b)(c)	09/20/49	46,338
Government National Mortgage Association REMICS Series 2019-153, Class EI
960,590	4.000	(c)	12/20/49	207,259
Government National Mortgage Association REMICS Series 2016-138, Class DI
64,698	4.000	(c)	10/20/46	13,126
Government National Mortgage Association REMICS Series 2010-20, Class SE (-1X 1 mo. USD Term SOFR + 6.136%)
148,927	1.765	(b)(c)	02/20/40	14,560
Government National Mortgage Association REMICS Series 2014-11, Class KI
7,313	4.500	(c)	12/20/42	103

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(a) – (continued)
Government National Mortgage Association REMICS Series 2015-119, Class SN (-1X 1 mo. USD Term SOFR + 6.136%)
$208,408	1.765	%(b)(c)	08/20/45	$ 22,825
Government National Mortgage Association REMICS Series 2015-90, Class PI
9,459	3.500	(c)	04/20/45	851
Government National Mortgage Association REMICS Series 2015-83, Class PI
18,623	3.500	(c)	06/20/45	2,619
Government National Mortgage Association REMICS Series 2015-72, Class JI
8,066	3.500	(c)	05/20/45	915
Government National Mortgage Association REMICS Series 2016-1, Class ST (-1X 1 mo. USD Term SOFR + 6.086%)
96,388	1.715	(b)(c)	01/20/46	10,323

				1,820,646

Regular Floater(b) – 3.3%
Federal National Mortgage Association REMICS Series 2017-96, Class FA (1 mo. USD Term SOFR + 0.514%)
941,254	5.083		12/25/57	921,997
Government National Mortgage Association REMICS Series 2017-182, Class FN (1 mo. USD Term SOFR + 0.414%)
1,032,815	4.812	(c)	12/16/47	1,005,336
Government National Mortgage Association REMICS Series 2021-98, Class FM (1 mo. USD Term SOFR + 0.750%)
904,555	2.500	(c)	06/20/51	740,776
Government National Mortgage Association REMICS Series 2021-97, Class FA (1 mo. USD Term SOFR + 0.400%)
1,321,722	3.000	(c)	06/20/51	1,107,041
Government National Mortgage Association REMICS Series 2021-122, Class FA (1 mo. USD Term SOFR + 0.400%)
2,376,886	3.000	(c)	07/20/51	1,984,459

				5,759,609

Sequential Fixed Rate – 2.3%
Federal Home Loan Mortgage Corp. REMICS Series 2042, Class N
5,599	6.500	(c)	03/15/28	5,713
Federal Home Loan Mortgage Corp. REMICS Series 4577, Class HM
276,655	4.000	(c)(d)	12/15/50	256,821
Federal National Mortgage Association REMICS Series 2011-99, Class DB
148,592	5.000		10/25/41	147,569
Federal National Mortgage Association REMICS Series 2012-111, Class B
25,186	7.000		10/25/42	26,644
Federal National Mortgage Association REMICS Series 2012-153, Class B
95,820	7.000		07/25/42	102,168
Federal National Mortgage Association REMICS Series 2011-52, Class GB
145,202	5.000		06/25/41	144,327

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
Federal National Mortgage Association REMICS Series 2000-16, Class ZG
$37,792	8.500%		06/25/30	$ 39,955
Federal National Mortgage Association REMICS Series 2017-87, Class EA
1,544,225	3.000		04/25/44	1,363,933
Federal National Mortgage Association REMICS Series 2005-59, Class KZ
285,853	5.500		07/25/35	290,779
Government National Mortgage Association REMICS Series 2021-135, Class A
2,082,362	2.000	(c)	08/20/51	1,650,238

				4,028,147

Sequential Floating Rate(b)(c) – 3.2%
Bear Stearns ALT-A Trust Series 2005-5, Class 21A1
77,368	6.115		07/25/35	75,533
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2021-DNA5, Class M2 (1 mo. USD Term SOFR + 1.650%)
51,548	6.219	(e)	01/25/34	51,924
Federal Home Loan Mortgage Corp. STACR REMICS Trust Series 2022-HQA1, Class M1B (1 mo. USD Term SOFR + 3.500%)
286,000	8.069	(e)	03/25/42	299,038
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2021-R01, Class 1M2 (1 mo. USD Term SOFR + 1.550%)
127,575	6.119	(e)	10/25/41	128,290
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M1 (1 mo. USD Term SOFR + 1.900%)
47,843	6.469	(e)	04/25/42	48,153
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2022-R05, Class 2M2 (1 mo. USD Term SOFR + 3.000%)
94,000	7.569	(e)	04/25/42	97,405
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R03, Class 2M2 (1 mo. USD Term SOFR + 3.900%)
124,000	8.469	(e)	04/25/43	133,335
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2023-R05, Class 1M2 (1 mo. USD Term SOFR + 3.100%)
90,000	7.660	(e)	06/25/43	94,852
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R01, Class 1M2 (1 mo. USD Term SOFR + 1.800%)
125,000	6.369	(e)	01/25/44	125,912
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R03, Class 2M2 (1 mo. USD Term SOFR + 1.950%)
150,000	6.510	(e)	03/25/44	151,568
Federal National Mortgage Association Connecticut Avenue Securities Trust Series 2024-R06, Class 1M2 (1 mo. USD Term SOFR + 1.600%)
225,000	6.169	(e)	09/25/44	226,401

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b)(c) – (continued)
Government National Mortgage Association REMICS Series 2023-70, Class SE (-1X 1 mo. USD Term SOFR + 6.120%)
$441,213	1.515%		05/20/53	$ 24,070
Government National Mortgage Association REMICS Series 2023-101, Class FH (1 mo. USD Term SOFR + 1.000%)
2,819,228	5.605		07/20/53	2,816,147
Government National Mortgage Association REMICS Series 2023-133, Class HS (-1X 1 mo. USD Term SOFR + 6.500%)
1,195,109	1.895		09/20/53	80,212
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1 mo. USD Term SOFR + 0.594%)
12,486	4.633		01/19/36	13,857
Impac CMB Trust Series 2004-8, Class 1A (1 mo. USD Term SOFR + 0.834%)
4,972	5.173		10/25/34	4,786
JP Morgan Mortgage Trust Series 2021-6, Class A3
385,886	2.500	(e)	10/25/51	309,342
JP Morgan Mortgage Trust Series 2022-LTV1, Class A2
699,282	3.519	(e)	07/25/52	611,778
New Residential Mortgage Loan Trust Series 2015-1A, Class A1
61,200	3.750	(e)	05/28/52	57,244
Towd Point Mortgage Trust Series 2016-4, Class M1
81,997	3.250	(e)	07/25/56	80,674
Verus Securitization Trust Series 2021-8, Class A1
63,534	1.824	(e)	11/25/66	56,758
Verus Securitization Trust Series 2019-INV3, Class A1
33,326	3.692	(e)	11/25/59	32,931
Wells Fargo Mortgage-Backed Securities Trust Series 2019-3, Class A1
23,689	3.500	(e)	07/25/49	20,998

				5,541,208

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				17,149,610

Commercial Mortgage-Backed Securities – 7.8%
Sequential Fixed Rate – 2.7%
Benchmark Mortgage Trust Series 2023-B39, Class A5
$425,000	5.754	%(c)	07/15/56	$ 439,138
BMO Mortgage Trust Series 2024-5C6, Class A3
250,000	5.316	(c)	09/15/57	250,990
Cantor Commercial Real Estate Lending Series 2019-CF3, Class A4
1,300,000	3.006	(c)	01/15/53	1,172,597
Citigroup Commercial Mortgage Trust Series 2017-P8, Class D
400,000	3.000	(c)(e)	09/15/50	228,984
COMM Mortgage Trust Series 2015-3BP, Class A
300,000	3.178	(c)(e)	02/10/35	294,280
COMM Mortgage Trust Series 2024-277P, Class A
375,000	6.338	(e)	08/10/44	386,160
DOLP Trust Series 2021-NYC, Class A
400,000	2.956	(e)	05/10/41	342,730
GS Mortgage Securities Trust Series 2017-GS7, Class A4
350,000	3.430	(c)	08/10/50	333,210

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-OPO, Class A
$300,000	3.024	%(e)	01/05/39	$ 276,483
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D
150,000	3.060	(c)(e)	10/15/48	130,714
Morgan Stanley Capital I Trust Series 2021-L7, Class A5
200,000	2.574	(c)	10/15/54	169,246
ROCK Trust Series 2024-CNTR, Class A
800,000	5.388	(e)	11/13/41	798,052

				4,822,584

Sequential Floating Rate – 5.1%
3650R Commercial Mortgage Trust Series 2021-PF1, Class AS
400,000	2.778	(b)	11/15/54	331,043
Bank Series 2021-BN37, Class A5
200,000	2.618	(b)(c)	11/15/64	169,332
Bank Series 2022-BNK40, Class A4
550,000	3.393	(b)(c)	03/15/64	489,021
Bank Series 2018-BN10, Class AS
420,000	3.898	(b)(c)	02/15/61	401,646
BBCMS Mortgage Trust Series 2018-TALL, Class A (1 mo. USD Term SOFR + 0.919%)
175,000	5.317	(b)(e)	03/15/37	165,474
BBCMS Mortgage Trust Series 2018-TALL, Class B (1 mo. USD Term SOFR + 1.168%)
125,000	5.566	(b)(e)	03/15/37	111,349
BBCMS Mortgage Trust Series 2024-5C25, Class C
250,000	6.643	(b)(c)	03/15/57	255,448
BBCMS Mortgage Trust Series 2024-C26, Class C
250,000	6.000	(b)(c)	05/15/57	247,443
Benchmark Mortgage Trust Series 2022-B32, Class A5
500,000	3.002	(b)	01/15/55	424,839
BX Commercial Mortgage Trust Series 2024-XL5, Class A (1 mo. USD Term SOFR + 1.392%)
294,008	5.789	(b)(e)	03/15/41	295,284
BX Trust Series 2024-BIO, Class A (1 mo. USD Term SOFR + 1.642%)
450,000	6.039	(b)(e)	02/15/41	450,545
COMM Mortgage Trust Series 2024-WCL1, Class A (1 mo. USD Term SOFR + 1.841%)
550,000	6.238	(b)(e)	06/15/41	548,046
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K148, Class A2
800,000	3.500	(b)(c)	07/25/32	729,608
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K158, Class A2
1,166,000	3.900	(b)(c)	12/25/30	1,101,113
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series KF73, Class AS (1 mo. USD SOFR Historical Calendar Day Compounded + 0.670%)
217,697	5.341	(b)(c)	11/25/29	217,615
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-153, Class A2
800,000	3.820	(b)(c)	12/25/32	745,430
JP Morgan Chase Commercial Mortgage Securities Trust Series 2022-NLP, Class B (1 mo. USD Term SOFR + 1.107%)
317,291	5.504	(b)(e)	04/15/37	306,869

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Morgan Stanley Capital I Trust Series 2018-L1, Class AS
$375,000	4.637	%(b)(c)	10/15/51	$ 364,257
MSWF Commercial Mortgage Trust Series 2023-2, Class A5
300,000	6.014	(b)(c)	12/15/56	315,999
NXPT Commercial Mortgage Trust Series 2024-STOR, Class A
450,000	4.312	(b)(e)	11/05/41	429,369
ROCK Trust Series 2024-CNTR, Class C
250,000	6.471	(e)	11/13/41	252,624
TYSN Mortgage Trust Series 2023-CRNR, Class A
350,000	6.580	(b)(e)	12/10/33	365,658
Wells Fargo Commercial Mortgage Trust Series 2024-1CHI, Class B
275,000	5.743	(b)(e)	07/15/35	275,490

				8,993,502

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 13,816,086

Federal Agencies – 117.4%
Adjustable Rate Federal Home Loan Mortgage Corp. – 0.0%
(1 yr. CMT + 2.250%)(b)
$3,718	7.091%		04/01/33	$ 3,758
3,411	7.306		09/01/33	3,461
4,504	6.437		11/01/34	4,562
3,666	6.481		02/01/35	3,715
10,447	6.973		06/01/35	10,586
(1 yr. CMT + 2.107%)(b)
2,463	6.932		10/01/34	2,496

				28,578

Adjustable Rate Federal National Mortgage Association – 0.1%
(11th District Cost of Funds - Consumer + 1.350%)(b)
1,372	4.563		07/01/27	1,357
(1 yr. MTA + 1.150%)(b)
1,028	6.077		11/01/27	1,008
1,004	6.077		01/01/38	999
(1 yr. MTA + 1.125%)(b)
4,324	6.052		06/01/32	4,296
(11th District Cost of Funds - Consumer + 1.250%)(b)
4,185	4.524		08/01/32	4,070
(11th District Cost of Funds - Consumer + 1.326%)(b)
3,273	4.600		05/01/33	3,184
(1 yr. CMT + 2.256%)(b)
24,128	7.354		06/01/33	24,484
(RFUCC 6 mo. Treasury + 1.412%)(b)
1,420	6.518		06/01/33	1,428
(1 yr. CMT + 2.048%)(b)
561	6.572		07/01/33	568
(11th District Cost of Funds - Consumer + 1.254%)(b)
22,927	4.513		08/01/33	22,399
(RFUCC 1 yr. Treasury + 1.645%)(b)
10,327	6.188		12/01/33	10,472
(1 yr. CMT + 2.305%)(b)
289	7.056		04/01/34	293
(RFUCC 1 yr. Treasury + 1.670%)(b)
3,744	6.837		11/01/34	3,812
(1 yr. CMT + 2.192%)(b)
4,481	6.341		02/01/35	4,551

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Adjustable Rate Federal National Mortgage Association – (continued)
(RFUCC 1 yr. Treasury + 1.619%)(b)
$9,444	6.058%	03/01/35	$ 9,662
(RFUCC 1 yr. Treasury + 1.810%)(b)
5,123	6.538	04/01/35	5,228
(RFUCC 1 yr. Treasury + 2.289%)(b)
10,103	6.902	05/01/35	10,380
(11th District Cost of Funds - Consumer + 1.300%)(b)
32	4.513	11/01/35	32
(11th District Cost of Funds - Consumer + 1.245%)(b)
3,235	5.081	12/01/37	3,195
(1 yr. MTA + 1.175%)(b)
2,461	6.102	11/01/40	2,449

			113,867

Adjustable Rate Government National Mortgage Association – 0.1%
(1 yr. CMT + 1.500%)(b)
10	4.625%	01/20/25	10
21	4.625	02/20/25	21
351	5.000	05/20/25	350
599	5.000	07/20/25	597
724	4.625	02/20/26	722
33	4.625	07/20/26	33
2,810	4.625	01/20/27	2,807
671	4.625	02/20/27	670
8,529	4.875	04/20/27	8,517
637	4.875	05/20/27	637
1,760	4.875	06/20/27	1,757
559	3.750	11/20/27	558
1,758	3.750	12/20/27	1,754
4,130	4.625	01/20/28	4,133
1,521	4.625	02/20/28	1,523
1,340	4.625	03/20/28	1,342
9,408	4.625	07/20/29	9,400
3,483	4.625	08/20/29	3,481
939	4.625	09/20/29	939
4,343	3.750	10/20/29	4,348
5,916	3.750	11/20/29	5,922
1,007	3.750	12/20/29	1,008
1,984	4.625	01/20/30	1,992
522	4.625	02/20/30	524
3,722	4.625	03/20/30	3,737
4,877	4.875	04/20/30	4,891
8,427	4.875	05/20/30	8,453
6,290	5.000	05/20/30	6,310
1,576	4.875	06/20/30	1,581
13,038	5.000	07/20/30	13,068
2,517	5.000	09/20/30	2,523
3,820	3.750	10/20/30	3,828

			97,436

Federal Home Loan Mortgage Corp. – 6.4%
1,125,000	4.450	12/01/32	1,089,013
23,504	5.000	10/01/33	23,558
1,080	5.000	07/01/35	1,081
542	4.500	08/01/35	534
1,224	4.500	09/01/35	1,205
631	4.500	10/01/35	622

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$27,834	5.000%	12/01/35	$ 27,875
9,537	4.500	01/01/38	9,395
418	4.500	06/01/38	412
16,637	4.500	09/01/38	16,193
87	4.500	01/01/39	84
8,127	4.500	02/01/39	7,915
3,080	4.500	03/01/39	3,000
836	4.500	04/01/39	815
23,932	4.500	05/01/39	23,309
62,814	5.000	05/01/39	62,689
74,223	4.500	06/01/39	72,289
106,160	5.000	07/01/39	106,169
2,295	4.500	07/01/39	2,235
1,689	4.500	08/01/39	1,645
3,767	4.500	09/01/39	3,669
868	4.500	10/01/39	845
581	4.500	11/01/39	566
846	4.500	12/01/39	824
2,611	4.500	01/01/40	2,543
1,464	4.500	04/01/40	1,422
2,614	4.500	05/01/40	2,539
3,725	4.500	06/01/40	3,619
6,390	4.000	06/01/40	6,046
1,532	4.500	07/01/40	1,489
212	4.500	08/01/40	206
1,454	5.000	08/01/40	1,445
43,116	4.000	02/01/41	40,802
13,799	4.500	02/01/41	13,373
3,050	4.500	03/01/41	2,956
4,967	4.500	04/01/41	4,813
5,621	4.500	05/01/41	5,448
10,163	4.500	06/01/41	9,850
824	5.000	06/01/41	824
28,554	4.500	08/01/41	27,673
29,303	4.500	09/01/41	28,467
21,953	4.000	10/01/41	20,730
3,896	4.000	11/01/41	3,674
1,928	4.500	12/01/41	1,868
27,060	4.500	03/01/42	26,225
208,774	4.000	03/01/42	196,736
10,278	3.000	05/01/42	9,114
163,899	3.500	06/01/42	150,421
278,369	4.500	06/01/42	270,876
45,592	3.000	08/01/42	40,646
35,615	3.500	08/01/42	32,454
114,759	3.500	10/01/42	104,483
20,411	3.000	10/01/42	18,157
60,525	3.500	11/01/42	55,125
296,495	3.000	11/01/42	264,794
508,475	3.000	12/01/42	454,255
911,165	3.000	01/01/43	816,531
83,559	3.000	02/01/43	74,138
412,747	4.000	08/01/43	389,544
182,093	4.000	01/01/44	171,882
241,129	3.500	02/01/44	219,314
238,208	3.500	06/01/44	219,025
4,860	4.000	11/01/44	4,573
29,495	3.500	02/01/45	26,795

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Federal Home Loan Mortgage Corp. – (continued)
$48,718	3.500%	03/01/45	$ 44,257
6,434	3.500	08/01/45	5,818
8,551	3.500	09/01/45	7,734
16,740	3.500	11/01/45	15,123
129,411	3.500	03/01/46	117,047
216,841	3.500	05/01/46	196,003
246,619	3.500	06/01/46	222,803
112,239	3.500	07/01/46	101,401
18,151	3.500	10/01/46	16,392
15,258	3.500	12/01/46	13,779
5,856,755	3.000	05/01/47	5,117,264
171,391	3.500	12/01/47	154,947

			11,193,385

Federal National Mortgage Association – 3.1%
763	7.000	08/01/31	802
45,665	3.500	07/01/42	41,468
44,523	3.500	08/01/42	40,511
26,790	3.500	09/01/42	24,396
3,516	3.500	10/01/42	3,199
7,097	3.500	11/01/42	6,458
4,048	3.500	01/01/43	3,677
94,916	3.500	02/01/43	86,196
10,427	3.500	05/01/43	9,494
409,750	3.500	07/01/43	371,539
203,314	3.500	01/01/44	184,696
7,854	3.500	12/01/44	7,077
178,056	4.000	03/01/45	165,442
82,983	4.000	04/01/45	77,104
975,973	4.500	06/01/51	936,388
2,351,025	4.000	07/01/56	2,139,664
1,561,904	4.000	02/01/57	1,418,936

			5,517,047

Government National Mortgage Association – 37.8%
238	6.000	04/15/26	238
127	6.500	01/15/32	129
378	6.500	02/15/32	388
110,269	5.500	04/15/33	112,302
2,897	5.000	11/15/33	2,886
306	6.500	08/15/34	319
460	6.500	02/15/36	472
1,016	6.500	03/15/36	1,042
1,646	6.500	04/15/36	1,709
4,158	6.500	05/15/36	4,265
2,087	6.500	06/15/36	2,137
12,289	6.500	07/15/36	12,738
12,578	6.500	08/15/36	13,025
28,259	6.500	09/15/36	29,354
11,445	6.500	10/15/36	11,842
18,182	6.500	11/15/36	18,978
6,225	6.500	12/15/36	6,409
2,501	6.500	01/15/37	2,566
1,268	6.500	03/15/37	1,300
1,883	6.500	04/15/37	1,938
706	6.500	05/15/37	741
3,182	6.500	09/15/37	3,276

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Government National Mortgage Association – (continued)
$4,572	6.500%	10/15/37	$ 4,881
2,375	6.500	11/15/37	2,450
1,290	6.500	05/15/38	1,328
530	6.500	02/15/39	542
112,575	5.000	01/20/40	112,504
110,433	4.500	05/15/40	107,441
88,367	5.000	07/15/40	87,839
120,538	3.500	09/15/42	110,356
127,913	3.500	02/15/45	116,034
24,534	4.000	05/20/45	22,909
17,766	4.000	07/20/45	16,590
31,219	4.000	10/20/45	29,151
96,399	4.000	01/20/46	89,863
396,444	4.500	03/20/46	383,032
805,938	4.500	02/20/47	777,800
161,315	4.500	03/20/47	155,555
907,404	4.500	05/20/47	873,019
154,681	4.500	06/20/47	148,820
44,619	4.500	07/20/47	42,928
442,997	4.500	08/20/47	426,210
487,608	4.500	09/20/48	465,625
1,158,339	5.000	11/20/48	1,138,468
581,938	4.500	12/20/48	555,339
476,621	5.000	12/20/48	468,445
84,675	4.500	01/20/49	80,805
276,819	4.500	02/20/49	264,080
409,756	4.500	03/20/49	391,027
289,752	4.500	10/20/49	276,690
579,129	3.500	12/20/50	521,506
884,079	3.000	07/20/51	760,895
717,112	2.500	09/20/51	593,851
510,406	2.500	11/20/51	423,448
879,483	3.000	11/20/51	755,565
667,791	2.500	12/20/51	553,319
3,004,383	4.500	10/20/52	2,849,974
11,000,000	2.000	TBA-30yr(f)	8,785,225
9,000,000	2.500	TBA-30yr(f)	7,505,106
4,000,000	3.000	TBA-30yr(f)	3,464,978
5,000,000	3.500	TBA-30yr(f)	4,464,816
10,000,000	4.000	TBA-30yr(f)	9,202,280
4,000,000	5.500	TBA-30yr(f)	3,964,195
13,000,000	6.000	TBA-30yr(f)	13,080,235
2,000,000	6.500	TBA-30yr(f)	2,033,281

			66,336,459

Uniform Mortgage-Backed Security – 69.9%
589,933	1.500	07/01/35	511,418
138,808	1.500	08/01/35	120,334
953,154	1.500	09/01/35	825,967
1,420,487	1.500	10/01/35	1,230,447
650,681	1.500	11/01/35	563,403
715,149	1.500	12/01/35	618,976
384,932	1.500	02/01/36	335,771
96,647	4.500	07/01/36	93,543
741,301	1.500	10/01/36	644,101
5,064	4.500	12/01/36	4,901
70,216	4.500	02/01/39	68,295
2,127	4.500	03/01/39	2,071

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$3,025	4.500%	05/01/39	$ 2,945
1,468	4.500	07/01/39	1,428
1,390	4.000	08/01/39	1,313
3,144	4.500	09/01/39	3,058
5,974	4.500	10/01/39	5,811
13,261	4.500	02/01/40	12,909
2,481	4.500	03/01/40	2,413
31,586	4.500	04/01/40	30,645
13,405	4.500	06/01/40	13,034
67,756	4.500	09/01/40	65,745
3,274	4.500	12/01/40	3,177
29,097	4.500	01/01/41	28,231
9,781	4.500	04/01/41	9,466
14,816	4.500	06/01/41	14,341
15,272	4.500	07/01/41	14,782
59,816	4.500	08/01/41	57,987
63,534	4.500	09/01/41	61,493
31,590	4.500	10/01/41	30,575
55,193	3.500	10/01/41	50,789
12,512	3.500	11/01/41	11,509
41,028	4.500	11/01/41	39,710
35,480	4.500	12/01/41	34,341
29,095	4.500	01/01/42	28,162
46,865	3.500	01/01/42	43,165
6,142	3.500	02/01/42	5,622
184,332	4.000	03/01/42	173,464
2,348	4.500	03/01/42	2,273
44,031	4.000	04/01/42	41,435
4,657	4.500	04/01/42	4,507
5,783	3.500	05/01/42	5,278
20,144	3.500	06/01/42	18,511
12,530	3.500	09/01/42	11,578
42,868	3.000	09/01/42	38,098
107,429	3.500	10/01/42	98,493
224,669	3.000	12/01/42	199,472
37,740	3.500	12/01/42	34,648
50,374	3.000	01/01/43	45,027
18,789	3.000	02/01/43	16,792
143,590	3.500	02/01/43	131,423
526,226	3.000	03/01/43	468,464
296,460	3.500	03/01/43	271,504
581,329	3.000	04/01/43	516,879
695,216	3.000	05/01/43	617,587
199,366	2.500	05/01/43	170,462
89,135	3.500	05/01/43	81,355
25,785	3.000	06/01/43	22,872
385,500	3.500	06/01/43	352,006
209,661	3.000	07/01/43	186,077
285,354	3.500	07/01/43	261,100
24,674	3.500	08/01/43	22,516
19,659	3.500	09/01/43	17,988
36,433	3.500	01/01/44	33,362
18,052	3.500	08/01/44	16,323
23,409	3.500	09/01/44	21,342
53,984	3.500	10/01/44	49,228
21,325	5.000	12/01/44	21,095
11,566	3.500	01/01/45	10,493
133,623	4.000	02/01/45	125,201

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
$66,614	3.500%	03/01/45	$ 60,387
31,215	3.500	04/01/45	28,212
424,602	3.500	05/01/45	387,065
748,014	4.500	06/01/45	720,699
44,341	3.500	07/01/45	40,047
163,491	4.000	11/01/45	152,628
7,179	3.500	11/01/45	6,477
141,112	3.500	01/01/46	127,447
49,753	4.000	03/01/46	46,443
357,664	3.500	03/01/46	325,505
57,565	3.500	04/01/46	52,368
283,465	3.500	05/01/46	255,925
59,903	4.000	06/01/46	55,750
138,034	4.500	06/01/46	132,540
174,181	3.000	07/01/46	151,340
185,956	4.000	07/01/46	173,065
18,263	4.000	08/01/46	16,997
95,956	3.000	08/01/46	83,373
419,090	3.000	09/01/46	364,133
126,746	3.000	10/01/46	110,125
21,136	4.000	10/01/46	19,670
527,051	3.000	11/01/46	457,813
233,049	3.000	12/01/46	202,488
927,318	3.000	01/01/47	805,716
482,375	4.500	02/01/47	464,760
45,642	3.000	02/01/47	39,657
128,124	3.000	04/01/47	111,400
289,858	3.500	06/01/47	260,545
136,096	4.500	11/01/47	130,339
4,576	4.500	02/01/48	4,369
239,391	4.500	05/01/48	229,320
380,272	3.500	06/01/48	341,815
208,218	4.500	07/01/48	198,500
719,954	4.500	08/01/48	686,354
302,292	4.500	09/01/48	288,183
5,914	4.500	10/01/48	5,666
1,063,222	5.000	11/01/48	1,047,341
501,593	4.500	11/01/48	478,632
249,372	4.500	12/01/48	237,733
294,118	4.500	02/01/49	280,299
3,290	4.500	05/01/49	3,138
1,534,801	3.000	09/01/49	1,330,073
5,015	4.500	11/01/49	4,782
321,939	4.500	01/01/50	306,913
50,242	4.500	02/01/50	47,885
569,372	3.000	03/01/50	491,756
3,546,421	4.500	03/01/50	3,387,978
400,220	4.500	04/01/50	381,041
1,993,274	2.000	09/01/50	1,564,785
373,489	4.500	09/01/50	356,143
3,217,842	2.500	09/01/50	2,669,314
2,045,501	3.000	10/01/50	1,766,269
3,578,772	2.000	10/01/50	2,808,342
898,589	2.500	11/01/50	743,165
3,540,444	2.000	12/01/50	2,777,166
908,193	2.500	01/01/51	747,174
4,300,634	2.000	02/01/51	3,369,464
10,809,120	2.000	05/01/51	8,457,770

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Uniform Mortgage-Backed Security – (continued)
	$7,359,574	2.500%	05/01/51	$ 6,065,527
	7,601,865	2.500	07/01/51	6,280,364
	1,571,467	2.500	09/01/51	1,298,186
	1,705,840	2.000	11/01/51	1,333,705
	4,715,383	2.500	12/01/51	3,884,943
	1,295,109	2.000	01/01/52	1,017,816
	28,427	2.000	02/01/52	22,404
	2,163,015	2.000	03/01/52	1,701,248
	3,301,501	2.000	04/01/52	2,596,686
	625,227	6.000	11/01/52	635,065
	861,224	4.500	05/01/53	819,682
	1,095,874	6.500	08/01/53	1,128,717
	630,834	6.500	10/01/53	649,543
	5,693,536	6.500	11/01/53	5,873,302
	2,909,176	2.500	01/01/54	2,374,470
	4,607,012	6.000	04/01/54	4,675,194
	2,847,485	6.500	06/01/54	2,943,416
	1,940,224	6.500	08/01/54	2,006,558
	971,932	6.500	09/01/54	1,007,591
	952,772	6.000	09/01/54	957,670
	2,936,672	5.500	10/01/54	2,897,872
	1,994,522	5.000	12/01/54	1,944,007
	5,000,000	2.000	TBA-30yr(f)	4,415,624
	4,000,000	3.500	TBA-30yr(f)	3,534,374
	10,000,000	5.500	TBA-30yr(f)	10,002,383
	2,000,000	6.000	TBA-30yr(f)	2,032,500

				122,571,862

TOTAL FEDERAL AGENCIES				$205,858,634

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $248,688,764)				$236,824,330

Asset-Backed Securities(c)(e) – 1.7%
Collateralized Loan Obligations – 1.4%
Apidos CLO XXXV Ltd. Series 2021-35A, Class D(b) (3 mo. USD Term SOFR + 2.912%)
	$750,000	7.529%	04/20/34	$ 750,926
BlueMountain CLO XXXIII Ltd. Series 2021-33A, Class B(b) (3 mo. USD Term SOFR + 1.962%)
	500,000	6.483	11/20/34	500,985
CIFC Funding Ltd. Series 2023-3A, Class D(b) (3 mo. USD Term SOFR + 4.250%)
	500,000	8.867	01/20/37	512,275
Sunnova Hestia I Issuer LLC Series 2023-GRID1, Class 1A
	92,055	5.750	12/20/50	93,886
Voya Euro CLO VIII DAC Series 8A, Class B(b) (-1X 3 mo. EUR EURIBOR + 1.950%)
EUR	500,000	0.000	01/15/39	517,925

				2,375,997

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(c)(e) – (continued)
Student Loan(b) – 0.3%
Sycamore Tree CLO Ltd. Series 2023-2A, Class DR (3 mo. USD Term SOFR + 4.500%)
$600,000	9.117%	01/20/37	$ 614,281

TOTAL ASSET-BACKED SECURITIES (Cost $2,920,811)			$ 2,990,278

U.S. Treasury Obligations – 1.7%
U.S. Treasury Inflation-Indexed Bonds
$1,019,414	1.500%	02/15/53	$ 816,607
U.S. Treasury Notes
556,200	4.375	11/30/28	556,547
1,620,000	4.500	12/31/31	1,621,772

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,073,734)			$ 2,994,926

Shares	Dividend Rate	Value

Investment Company(g) – 1.6%
Goldman Sachs Financial Square Government Fund — Institutional Shares
2,768,742	4.392%	$ 2,768,742
(Cost $2,768,742)

TOTAL INVESTMENTS – 140.0% (Cost $257,452,051)		$245,578,276

LIABILITIES IN EXCESS OF OTHER ASSETS – (40.0)%		(70,205,719)

NET ASSETS – 100.0%		$175,372,557

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on December 31, 2024.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on December 31, 2024.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $72,484,997 which represents approximately 41.4% of net assets as of December 31, 2024.

(g)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	Euro

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At December 31, 2024, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

Government National Mortgage Association	4.500%	TBA - 30yr	01/21/25	$(2,000,000)	$(1,889,675)
Uniform Mortgage-Backed Security	2.000	TBA - 30yr	01/15/25	(7,000,000)	(5,438,124)
Uniform Mortgage-Backed Security	2.500	TBA - 30yr	01/15/25	(4,000,000)	(3,253,124)
Uniform Mortgage-Backed Security	1.500	TBA - 15yr	01/15/25	(2,000,000)	(1,714,979)
Uniform Mortgage-Backed Security	4.500	TBA - 30yr	01/15/25	(14,000,000)	(13,157,811)
Uniform Mortgage-Backed Security	5.000	TBA - 30yr	01/15/25	(6,000,000)	(5,786,484)
Uniform Mortgage-Backed Security	4.000	TBA - 30yr	01/14/25	(5,000,000)	(4,565,625)
Uniform Mortgage-Backed Security	6.000	TBA - 30yr	01/15/25	(2,000,000)	(2,008,906)
Uniform Mortgage-Backed Security	6.500	TBA - 30yr	02/15/25	(5,000,000)	(5,100,781)

(PROCEEDS RECEIVED: $(43,919,961))					$(42,915,509)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At December 31, 2024, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
20 Year U.S. Treasury Bonds	11	03/20/25	$1,252,281	$(4,272)
5 Year U.S. Treasury Notes	26	03/31/25	2,763,922	(756)

Total				$(5,028)

Short position contracts:
10 Year U.S. Treasury Notes	(62)	03/20/25	(6,742,500)	7,338
2 Year U.S. Treasury Notes	(27)	03/31/25	(5,551,453)	(9,619)
Ultra Long U.S. Treasury Bonds	(12)	03/20/25	(1,426,875)	53,851

Total				$51,570

TOTAL FUTURES CONTRACTS				$46,542

SWAP CONTRACTS — At December 31, 2024, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

12M FEDL(b)	4.395%(b)	03/19/25		$82,990	$8,864	$3,057	$5,807
3.695%(c)	12M SOFR(c)	05/31/29		2,870	36,319	2,786	33,533
2.457(d)	12M CDOR(d)	09/13/29	CAD	4,340	12,828	(1,398)	14,226
12M SOFR(c)	3.038(c)	09/13/29		$3,230	(53,048)	2,992	(56,040)
12M CDOR(d)	2.801(d)	09/11/31	CAD	4,580	(11,451)	1,850	(13,301)
3.215(c)	12M SOFR(c)	09/12/31		$3,440	46,526	(2,823)	49,349

TOTAL					$40,038	$6,464	$33,574

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to December 31, 2024.
(b)	Payments made at maturity.
(c)	Payments made annually.
(d)	Payments made semi-annually.

OVER-THE-COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at December 31, 2024(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CMBX.NA.BBB.17	3.000%	4.865%	JPMorgan Securities, Inc.	12/15/56	$700	$(73,240)	$(88,078)	$14,838

(a)	Payments made monthly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS U.S. MORTGAGES FUND

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED OPTIONS CONTRACTS — At December 31, 2024, the Fund had the following purchased options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contract
Calls
3M IRS	MS & Co. Int. PLC	3.500%	02/24/2025	1,180,000	$1,180,000	$1,246	$4,177	$(2,931)

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURIBOR	— Euro Interbank Offered Rate
LLC	— Limited Liability Company
MTA	— Monthly Treasury Average
PI	— Private Investment
REMICS	— Real Estate Mortgage Investment Conduits
RFUCC	— Refinitive USD IBOR Consumer Cash Fallbacks 1 year
SOFR	— Secured Overnight Financing Rate
STACR	— Structured Agency Credit Risk

Abbreviations:
3M IRS	— 3 Months Interest Rate Swaptions
CDOR	— Canadian Dollar Offered Rate
CMBX	— Commercial Mortgage Backed Securities Index
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
SOFR	— Secured Overnight Financing Rate

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements —U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated GSAM as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds (“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

ii. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

iii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

iv. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

v. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

vi. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

vii. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements. An MRA governs transactions between a Fund and select

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

counterparties. An MRA contains provisions for, among other things, initiation of the transaction, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of December 31, 2024:

ENHANCED INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$296,216,378	$—
Asset-Backed Securities	—	101,411,919	—
U.S. Treasury Obligations	54,116,969	—	—
Mortgage-Backed Obligations	—	31,076,603	—
Sovereign Debt Obligations	—	2,253,010	—
Municipal Debt Obligations	—	2,021,258	—
Investment Company	19,751,454	—	—
Short-term Investments	—	70,826,520	—

Total	$73,868,423	$503,805,688	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$195,623	$—
Futures Contracts	187,965	—	—
Interest Rate Swap Contracts	—	313,190	—

Total	$187,965	$508,813	$—

Liabilities(a)
Futures Contracts	$(7,782)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$77,751,237	$—
U.S. Treasury Obligations	29,137,096	—	—
Agency Debentures	—	27,657,128	—
Asset-Backed Securities	—	2,791,148	—
Municipal Debt Obligations	—	2,115,352	—
Investment Company	4	—	—

Total	$29,137,100	$110,314,865	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(17,123,092)	$—

Derivative Type

Assets
Futures Contracts(a)	$25,721	$—	$—
Interest Rate Swap Contracts(a)	—	37,556	—
Purchased Option Contracts	—	1,204	—

Total	$25,721	$38,760	$—

Liabilities(a)
Futures Contracts	$(43,564)	$—	$—
(a) Amount shown represents unrealized gain (loss) at period end.
INFLATION PROTECTED SECURITIES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$246,699,473	$—	$—
Investment Company	5,217,166	—	—

Total	$251,916,639	$—	$—

Derivative Type

Assets
Futures Contracts(a)	$673,108	$—	$—
Interest Rate Swap Contracts(a)	—	977,775	—
Purchased Option Contracts	—	2,408	—

Total	$673,108	$980,183	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INFLATION PROTECTED SECURITIES FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities(a)
Futures Contracts	$(421,467)	$—	$—
Interest Rate Swap Contracts	—	(837,173)	—

Total	$(421,467)	$(837,173)	$—
(a) Amount shown represents unrealized gain (loss) at period end.
SHORT DURATION BOND FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$716,064,199	$—
Asset-Backed Securities	—	212,115,808	—
Mortgage-Backed Obligations	—	206,409,639	—
U.S. Treasury Obligations	54,224,409	—	—
Sovereign Debt Obligations	—	27,055,152	—
Common Stock and/or Other Equity Investments(a)
Asia	—	4,740	—
Investment Company	47,430,009	—	—

Total	$101,654,418	$1,161,649,538	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(17,768,121)	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(b)	$—	$1,876,070	$—
Futures Contracts(b)	1,300,876	—	—
Interest Rate Swap Contracts(b)	—	11,809,721	—
Credit Default Swap Contracts(b)	—	1,126,161	—
Purchased Option Contracts	—	253,816	—

Total	$1,300,876	$15,065,768	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION BOND FUND (continued)

Derivative Type	Level 1	Level 2	Level 3

Liabilities
Forward Foreign Currency Exchange Contracts(b)	$—	$(1,370,576)	$—
Futures Contracts(b)	(189,559)	—	—
Interest Rate Swap Contracts(b)	—	(3,310,006)	—
Written Option Contracts	—	(222,436)	—

Total	$(189,559)	$(4,903,018)	$—

(a)  Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b) Amount shown represents unrealized gain (loss) at period end.

SHORT DURATION GOVERNMENT FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
U.S. Treasury Obligations	$287,186,802	$—	$—
Mortgage-Backed Obligations	—	161,593,859	—
Agency Debentures	—	60,042,496	—
Investment Company	6,654,391	—	—

Total	$293,841,193	$221,636,355	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(67,856,793)	$—

Derivative Type

Assets(a)
Futures Contracts	$1,310,842	$—	$—
Interest Rate Swap Contracts	—	127,834	—

Total	$1,310,842	$127,834	$—

Liabilities(a)
Interest Rate Swap Contracts	$—	$(25,538)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT-TERM CONSERVATIVE INCOME FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$1,035,642,921	$—
Asset-Backed Securities	—	176,467,165	—
U.S. Treasury Obligations	98,058,436	—	—
Municipal Debt Obligations	—	18,760,542	—
Investment Company	75,013,310	—	—
Short-term Investments	—	419,864,815	—

Total	$173,071,746	$1,650,735,443	$—

U.S. MORTGAGES FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Mortgage-Backed Obligations	$—	$236,824,330	$—
U.S. Treasury Obligations	2,994,926	—	—
Asset-Backed Securities	—	2,990,278	—
Investment Company	2,768,742	—	—

Total	$5,763,668	$239,814,608	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(42,915,509)	$—

Derivative Type

Assets
Futures Contracts(a)	$61,189	$—	$—
Interest Rate Swap Contracts(a)	—	102,915	—
Credit Default Swap Contracts(a)	—	14,838	—
Purchased Option Contracts	—	1,246	—

Total	$61,189	$118,999	$—

Liabilities(a)
Futures Contracts	$(14,647)	$—	$—
Interest Rate Swap Contracts	—	(69,341)	—

Total	$(14,647)	$(69,341)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

The Funds’ risks include, but are not limited to, the following:

Asset-Backed Securities Risk — Asset-backed securities are subject to credit/default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Collateralized Loan Obligations Risk — The Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. A CLO is an asset-backed security whose underlying collateral is a pool of loans, which may include, among others, floating rate and fixed rate senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In addition to the normal risks associated with loan-and credit-related securities discussed elsewhere in the Prospectus (e.g., loan-related investments risk, interest rate risk and default risk), investments in CLOs carry additional risks including, but not limited to, the risk that: (i) distributions from the collateral may not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the may invest in tranches of CLOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; and (v) the CLO’s manager may perform poorly.

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semi-annually) in response to changes in the market rate of interest on which the interest rate is based. Such market rates are generally the Secured Overnight Financing Rate (“SOFR”), a term SOFR rate published by CME Group Benchmark Administration Limited (CBA) calculated using certain derivatives markets (“Term SOFR”), the Prime Rate of a designated U.S. bank, the Federal Funds Rate, or another base lending rate used by commercial lenders. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit a Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent a Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, a Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. Changing interest rates may have unpredictable effects on the markets, may result in heightened market volatility and may detract from Fund performance. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than funds with a shorter average portfolio duration. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds. A sudden or unpredictable increase in interest rates may cause volatility in the market and may decrease the liquidity of a Fund’s investments, which would make it harder for the Fund to sell its investments at an advantageous time.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect a Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which a Fund has unsettled or open transactions defaults.

Mortgage-Backed and Other Asset-Backed Securities Risk — Mortgage-related and other asset-backed securities are subject to credit/ default, interest rate and certain additional risks, including “extension risk” (i.e., in periods of rising interest rates, issuers may pay principal later than expected) and “prepayment risk” (i.e., in periods of declining interest rates, issuers may pay principal more quickly than expected, causing the Funds to reinvest proceeds at lower prevailing interest rates). Due to these risks, asset-backed securities may become more volatile in certain interest rate environments. Mortgage-backed securities offered by non-governmental issuers are subject to other risks as well, including failures of private insurers to meet their obligations and unexpectedly high rates of default on the mortgages backing the securities, particularly during periods of rising interest rates. Other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as risks associated with the nature and servicing of the assets backing the securities. Asset-backed securities may not have the benefit of a security interest in collateral comparable to that of mortgage assets, resulting in additional credit risk.

Portfolio Turnover Rate Risk — A high rate of portfolio turnover may involve correspondingly greater expenses which must be borne by the Funds and their shareholders, and is also likely to result in short-term capital gains taxable to shareholders.